UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2005

                     DATE OF REPORTING PERIOD: MAY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 100.0%
ALABAMA -- 4.5%
  Birmingham, Medical Clinic
    Broad, UAHSF Medical Clinic
    Project, RB (A) (B)
    3.020%, 10/01/28                    $   6,000      $   6,000
  Lee County, Industrial
    Development Authority,
    Lifesouth Community Blood
    Center Project, RB (A) (B)
    2.970%, 12/01/19                        2,195          2,195
  Parrish, Industrial Development
    Authority, Alabama Power
    Project, RB (A)
    2.980%, 06/01/15                       28,850         28,850
                                                       ---------
                                                          37,045
                                                       ---------
ARIZONA -- 1.3%
  Maricopa County, Industrial
    Development Authority, Grand
    Victoria Housing Project, Ser A,
    RB (A) (D)
    2.970%, 04/15/30                          600            600
  Rancho Ladera, Ser A, COP (A) (B)
    3.080%, 10/01/08                       10,300         10,300
                                                       ---------
                                                          10,900
                                                       ---------
ARKANSAS -- 0.6%
  Pulaski County, Lease Purchase
    Project, Ser B, RB (A) (D)
    3.060%, 03/01/07                        5,000          5,000
                                                       ---------
CALIFORNIA -- 0.9%
  Anaheim, Multi-Family Housing
    Authority, Heritage Village
    Apartments Project, Ser A, RB
    (A) (D)
    2.910%, 07/15/33                          800            800
  California State,
    Infrastructure & Economic
    Development Authority,
    J Paul Getty Project, Ser B, RB
    (A) (B)
    2.250%, 04/01/33                        1,800          1,800
  Livermore, COP, AMBAC (A)
    3.030%, 10/01/30                          200            200
  Long Beach, Board Finance
    Authority, Long Beach Museum
    of Art Project, RB (A) (B)
    2.950%, 09/01/09                          300            300
  Orange County, Apartment
    Development Authority, Ser 1,
    RB (A) (D)
    2.920%, 11/15/28                          600            600
  Riverside-San Bernardino,
    Housing Authority, Pass-Thru
    Obligations, Ser A, RB (A)
    2.910%, 07/01/06                          150            150
  Sacramento County, Sanitation
    District, Sacramento Regional
    Project, Ser C, RB (A) (B)
    2.920%, 12/01/30                          540            540
  San Bernardino County, Multi-Family
    Housing Authority, Rosewood Apartments
    Project, Ser A, RB (A) (D)
    2.920%, 05/15/29                          400            400

-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  San Bernardino County,
    Multi-Family Housing
    Authority, Somerset
    Apartments Project,
    Ser A, RB (A) (D)
    2.920%, 05/15/29                    $     700      $     700
  Santa Clara County, Financing
    Lease Authority, VMC Facility
    Replacement Project, Ser B,
    RB (A) (B)
    2.910%, 11/15/25                          700            700
  South California, Public Power
    Authority, Southern
    Transmission Project, Ser 91,
    RB, AMBAC
    (A) (B)
    2.910%, 07/01/19                          400            400
  Southern California,
    Metropolitan, Water District
    Authority, Ser C-1, RB (A)
    3.050%, 07/01/36                          500            500
                                                       ---------
                                                           7,090
                                                       ---------
COLORADO -- 5.7%
  Arapahoe County, Water &
    Wastewater Authority,
    Refunding & Improvement
    Project, Ser A, RB (A) (B)
    2.990%, 12/01/33                        4,000          4,000
  Arvada, Water Authority, RB,
    FSA (A) (B)
    2.950%, 11/01/20                        1,300          1,300
  Boulder, Health Facilities
    Authority, Community Hospital
    Project, RB (A) (B)
    3.100%, 10/01/30                       15,850         15,850
  Castlewood Ranch, Metropolitan
    District, GO (A) (B)
    2.300%, 12/01/31                        1,250          1,250
  Colorado Springs, Goodwill
    Industries of Colorado
    Springs Project, RB (A) (B)
    3.060%, 02/01/07                          480            480
  Colorado State, Health
    Facilities Authority,
    Visiting Nurse Project, Ser
    A, RB (A) (B)
    3.020%, 07/01/31                        1,125          1,125
  Colorado State, Single-Family
    Housing Authority, Ser AI-5, RB
    1.750%, 08/01/05                        4,000          4,000
  Dove Valley, Metropolitan District,
    GO Mandatory Put @ 100
    (A) (B) (C)
    1.950%, 11/01/05                        1,680          1,680
  El Paso, Multi-Family Housing
    Authority, Boarglen
    Apartments Project, RB (A) (D)
    2.980%, 12/01/24                        5,305          5,305
  NBC, Metropolitan District
    Authority, GO (A) (B)
    3.060%, 12/01/30                        1,000          1,000
  SBC, Metropolitan District
    Authority, GO (A) (B)
    3.060%, 12/01/17                        1,900          1,900
  Superior, Metropolitan District
    Authority, Refunding &
    Improvements Project, Ser A,
    RB (A) (B)
    2.300%, 12/01/20                        1,000          1,000
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Superior, Metropolitan District
    Authority, Refunding &
    Improvements Project, Ser B,
    RB (A) (B)
    2.300%, 12/01/20                    $   4,500      $   4,500
  Superior, Metropolitan District
    No. 1, RB (A) (B)
    3.010%, 12/01/27                        2,000          2,000
  Thornton, Multi-Family Housing
    Authority, Quaile Ridge
    Project, Ser A, RB (A) (B)
    3.050%, 04/01/10                          450            450
  Willow Trace, Metropolitan District
    Authority, Ser A, GO (A) (B)
    2.300%, 12/01/31                        1,000          1,000
                                                       ---------
                                                          46,840
                                                       ---------
CONNECTICUT -- 0.1%
  Connecticut State, Ser F, GO
    3.000%, 10/15/05                        1,000          1,004
                                                       ---------
DELAWARE -- 0.9%
  Delaware State, Economic
    Development Authority,
    Hospital Billing, Ser A, RB,
    AMBAC (A) (B)
    2.950%, 12/01/15                          815            815
  Delaware State, Economic
    Development Authority, School
    House Project, RB (A) (B)
    3.050%, 12/01/15                        3,850          3,850
  Delaware State, Economic
    Development Authority,
    Wilmington Montessori School
    Project, RB (A) (B)
    3.040%, 05/01/20                        2,585          2,585
                                                       ---------
                                                           7,250
                                                       ---------
DISTRICT OF COLUMBIA -- 0.4%
  District of Columbia, Institute
    of International Economic
    Issues, RB (A) (B)
    2.970%, 06/01/25                        2,970          2,970
                                                       ---------
FLORIDA -- 4.1%
  Florida State, Multi-Family
    Housing Authority, Country
    Club Project, Ser PP, RB (A) (D)
    2.990%, 12/01/12                       16,500         16,500
  Florida State, Multi-Family
    Housing Authority, Lakeside
    North Project, RB (A) (D)
    2.990%, 06/01/34                        2,800          2,800
  Florida State, Multi-Family
    Housing Authority, River Oaks
    Apartments Project, RB (A) (D)
    2.980%, 12/01/29                        2,000          2,000
  Fort Pierce, Health Facilities
    Authority, New Horizons
    Project, RB (A) (B)
    2.970%, 10/01/17                        2,655          2,655
  Jacksonville, Industrial
    Development Authority,
    Trailer Marine-Crowly
    Project, RB (A) (B)
    2.650%, 02/01/14                        3,600          3,600


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Miami-Dade County, Industrial
    Development Authority, Carrollton
    School Project, RB (A) (B)
    2.960%, 06/01/24                    $   1,000      $   1,000
  Miami-Dade County, Industrial
    Development Authority, Saral
    Publications Project, RB (A) (B)
    2.970%, 04/01/08                          600            600
  Orange County, Industrial
    Development Authority, University
    of Central Florida Foundation Project,
    Ser A, RB (A) (B)
    2.970%, 02/01/16                        1,800          1,800
  Orange County, Multi-Family
    Housing Authority, Post
    Fountains Project, RB (A) (D)
    2.980%, 06/01/25                        1,000          1,000
  Orange County, Multi-Family
    Housing Authority, Post Lake
    Apartments Project, RB (A) (D)
    2.970%, 06/01/25                        1,000          1,000
  Pasco County, Multi-Family
    Housing Finance Authority,
    Carlton Arms Magnolia
    Project, RB (A) (B)
    3.155%, 12/01/07                        1,000          1,000
                                                       ---------
                                                          33,955
                                                       ---------
GEORGIA -- 8.3%
  Bibb County, Refunding &
    Improvement Authority, Baptist
    Village Project, RB (A) (B)
    2.970%, 08/01/18                          800            800
  Catoosa County, Industrial
    Development Authority, Galaxy
    Carpet Project, RB (A) (B)
    2.980%, 12/01/06                        6,500          6,500
  Cobb County, Residential Facilities
    for the Elderly, A.G. Rhodes Home
    Project, RB (A) (B)
    2.970%, 04/01/16                          575            575
  Dalton, Utilities Authority,
    Ser A02, RB, FSA (A) (B)
    3.000%, 01/01/12                        3,020          3,020
  DeKalb County, Multi-Family
    Housing Authority, Winters Creek
    Apartments Project, RB (A) (D)
    2.980%, 06/15/25                        1,400          1,400
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB (A) (B)
    3.010%, 12/01/07                        4,350          4,350
  Fulton County, Development
    Authority, Arthritis Foundation
    Project, RB (A) (B)
    2.970%, 12/01/16                          935            935
  Fulton County, Development
    Authority, Robert W. Woodruff
    Arts Center Project, Ser B, RB (A)
    2.970%, 04/01/34                        4,000          4,000
  Fulton County, Industrial
    Development Authority, Holy
    Innocents School Project, RB
    (A) (B)
    2.970%, 02/01/18                        1,720          1,720


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Fulton County, Multi-Family
    Housing Authority, Champions
    Green Apartments Project,
    Ser B, RB
    (A) (B)
    2.980%, 10/01/25                    $     200      $     200
  Fulton County, Multi-Family
    Housing Authority, Hampton
    Hills Apartments Project, RB
    (A) (D)
    2.970%, 06/01/23                        2,100          2,100
  Gainesville & Hall Counties,
    Senior Living Facilities,
    Lanier Village Project, Ser B,
    RB, Radian Insured (A)
    3.010%, 11/15/33                       27,500         27,500
  Gwinnett County, Development
    Authority, Wesleyan School
    Project, RB (A) (B)
    2.970%, 03/01/17                          335            335
    2.970%, 03/01/21                        2,900          2,900
  Gwinnett County, Gwinnett
    Hospitals Systems Project, RB
    (A) (B)
    2.970%, 07/01/32                        1,200          1,200
  Macon-Bibb County, Hospital
    Authority, Medical Center of
    Central Georgia Project, RB
    (A) (B)
    2.970%, 07/01/28                        3,200          3,200
  Marietta, Multi-Family Housing
    Authority, Winterset
    Apartments Project, RB (A) (B)
    2.980%, 02/01/26                        1,200          1,200
  Roswell, Multi-Family Housing
    Authority, Azalea Park
    Apartments Project, RB (A) (D)
    2.980%, 06/15/25                        2,100          2,100
  Savannah, Economic Development
    Authority, Westside Urban
    Health Center Project, Ser A,
    RB (A) (B)
    3.020%, 03/01/18                          105            105
  Savannah, Multi-Family Housing
    Authority, Somerset Wharf
    Project, Ser B, RB (A) (D)
    2.970%, 06/15/26                        3,400          3,400
  Smyrna, Multi-Family Housing
    Authority, F&M Villages
    Project, RB (A) (D)
    2.970%, 06/01/25                          700            700
                                                       ---------
                                                          68,240
                                                       ---------
ILLINOIS -- 6.1%
  Central Lake County, Joint Action
    Project, Ser B18, RB, AMBAC (A)
    3.000%, 05/01/20                        1,400          1,400
  Channahon, Morris Hospital
    Project, Ser A, RB (A) (B)
    3.000%, 12/01/23                        4,545          4,545
  Chicago School Finance
    Authority, Ser B, GO, FSA
    5.000%, 06/01/05                        1,000          1,000
  Chicago, Park District
    Authority,  Ser A, TAW
    4.000%, 05/01/06                        1,000          1,010
  Cook County, Ser B11, GO,
    AMBAC (A)
    3.000%, 11/15/25                          495            495


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Illinois State, Development
    Financing Authority, Christian
    Brothers Services Project, RB
    (A) (B)
    3.080%, 05/01/20                    $   1,500      $   1,500
  Illinois State, Development
    Financing Authority, Creative
    Childrens Academy Project, RB
    (A) (B)
    3.060%, 10/01/28                        2,600          2,600
  Illinois State, Development
    Financing Authority, Palos
    Community Hospital Project,
    RB (A) (B)
    3.010%, 11/15/11                        1,100          1,100
  Illinois State, Development
    Financing Authority, WBEZ
    Alliance Project, RB (A) (B)
    2.980%, 03/01/29                        1,300          1,300
  Illinois State, Development
    Financing Authority, World
    Communications Project, RB
    (A) (B)
    2.980%, 08/01/15                        1,400          1,400
  Illinois State, Educational
    Facilities Authority, Adler
    Planetarium Project, RB (A) (B)
    3.000%, 04/01/31                        2,600          2,600
  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Project,
    RB (A)
    2.980%, 03/01/27                        1,000          1,000
  Illinois State, Finance
    Authority, Illinois
    Institution Technology
    Project, RB (A) (B)
    3.000%, 12/01/24                        2,500          2,500
  Illinois State, Finance
    Authority, Rest Haven
    Christian Service Project,
    Ser B, RB (A) (B)
    2.990%, 11/15/34                        5,000          5,000
  Illinois State, Finance
    Authority, Richard H. Driehaus
    Museum Project, RB (A) (B)
    3.000%, 02/01/35                        2,700          2,700
  Illinois State, Health
    Facilities Authority,
    Memorial Health Systems
    Project, RB (A) (B)
    3.020%, 10/01/22                          500            500
  Lakemoor, Multi-Family Housing
    Authority, Housing Mortgage
    Project, Ser C, RB (A) (B)
    3.060%, 12/01/20                        6,400          6,400
  Macon County, Industrial
    Development Authority, Decatur
    Family YMCA Project, RB (A) (B)
    3.180%, 05/01/35                        4,400          4,400
  Mundelein, Industrial Development
    Authority, 1200 Town Line Road
    Project, RB (A) (B)
    2.980%, 01/01/06                        2,600          2,600
  Rockford, Wesley Willows
    Obligation, RB (A) (B)
    3.010%, 04/01/32                        1,900          1,900


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Skokie, Economic Development
    Authority, Skokie Fashion
    Square Project, RB (A) (B)
    3.405%, 12/01/14                    $   4,350      $   4,350
                                                       ---------
                                                          50,300
                                                       ---------
INDIANA -- 3.3%
  Avon, Community School
    Building, BAN
    3.000%, 11/01/05                        1,000          1,000
  Elkhart County, Industrial
    Development Authority, Hubbard
    Hill Estates Project, RB (A) (B)
    2.980%, 11/01/21                        1,020          1,020
  Indiana Bond Bank, Advanced
    Funding Program Notes
    Project, Ser A, RB (A)
    3.250%, 01/26/06                        4,975          5,005
  Indiana State, Development
    Finance Authority, Brebeuf
    Preparatory School Project,
    RB (A) (B)
    3.060%, 07/01/26                        3,400          3,400
  Indiana State, Development
    Finance Authority, Cathedral
    High School Project, RB (A) (B)
    3.020%, 09/01/26                          300            300
  Indiana State, Educational
    Facilities Authority, Depauw
    University Project, RB (A) (B)
    2.970%, 07/01/32                        1,450          1,450
  Indiana State, Educational
    Facilities Authority,
    University of Evansville
    Project, Ser B, RB (A) (B)
    3.060%, 12/01/29                        2,000          2,000
  Indiana State, Health
    Facilities Financing
    Authority, Ascension Health
    Credit Group Project, Ser A-2,
    RB (A) (B)
    1.730%, 11/15/36                        3,000          3,000
  Indiana State, Health
    Facilities Financing
    Authority, Bethesda Living
    Center Project, Ser B, RB (A) (B)
    2.990%, 08/01/31                        2,495          2,495
  Indiana State, Health
    Facilities Financing
    Authority, Lutherwood
    Project, RB (A) (B)
    3.030%, 07/01/10                          585            585
  Indiana State, Health
    Facilities Financing
    Authority, Margaret Mary
    Community Hospital Project,
    Ser A, RB (A) (B)
    3.020%, 12/01/29                          350            350
  Indiana State, Industrial Finance
    Development Authority, Goodwill
    Industries Center Project, RB
    (A) (B)
    3.030%, 06/01/16                        1,645          1,645
  Muncie, Community Schools,
    Temporary Loan Warrants
    2.800%, 12/30/05                        3,700          3,706
  Spencer-Owen, Community
    Schools, TAW
    3.000%, 12/30/05                        1,000          1,003
                                                       ---------
                                                          26,959
                                                       ---------


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
IOWA -- 1.4%
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B)
    3.020%, 06/01/28                    $   1,200      $   1,200
  Iowa State, Healthcare
    Facilities Authority, Care
    Initiatives Project, RB (A) (B)
    3.020%, 11/01/32                          550            550
  Iowa State, Higher Education
    Loan Authority, Morningside
    Project, Ser G, RAN
    3.750%, 05/24/06                        1,000          1,008
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Des
    Moines Project, RB (A) (B)
    3.020%, 10/01/24                        1,600          1,600
    3.020%, 10/01/33                          100            100
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Grand
    View Project, RB (A) (B)
    3.020%, 10/01/25                        1,190          1,190
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Wartburg
    Project, RB (A) (B)
    3.020%, 03/01/30                          250            250
  Iowa State, Higher Education
    Loan Authority, Private
    Colleges Facilities,
    Morningside College Project,
    RB (A) (B)
    3.020%, 07/01/26                          900            900
  Iowa State, Warrant Certificates,
    Ser A, COP, FSA
    3.000%, 06/30/05                        5,000          5,005
                                                       ---------
                                                          11,803
                                                       ---------
KANSAS -- 2.5%
  Kansas State, Development
    Finance Authority, Hays Medical
    Center Project, Ser N, RB (A) (B)
    3.020%, 05/15/26                        1,700          1,700
  Prairie Village, Multi-Family
    Housing Authority, Corinth
    Place Apartments Project, RB
    (A) (B)
    2.970%, 11/01/30                        2,350          2,350
  Salina, Central Mall Dillard
    Project, Ser 84, RB (A) (B)
    3.160%, 12/01/14                          495            495
  Topeka, Multi-Family Housing
    Authority, Fleming Court
    Project, RB (A) (B)
    3.060%, 12/01/28                        3,770          3,770
  Wyandotte County, Unified
    Government, Municipal
    Temporary Notes, Ser III, GO
    2.750%, 04/01/06                       12,000         12,000
                                                       ---------
                                                          20,315
                                                       ---------
KENTUCKY -- 4.9%
  Jefferson County, Retirement
    Home Facilities Authority,
    Nazareth Library Project, RB
    (A) (B)
    2.980%, 10/01/19                        1,365          1,365


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                    $  16,000      $  16,018
  Kentucky State, Association of
    Counties, Ser A, TRAN
    3.000%, 06/30/05                       13,000         13,013
  Kentucky State, Development
    Finance Authority New Harmony
    Project, Ser A2, RB (A) (B)
    3.080%, 12/01/31                          430            430
  Kentucky State, Development
    Finance Authority, Havery
    Brewers Project, Ser C2, RB
    (A) (B)
    3.080%, 12/01/31                          390            390
  Kentucky State, Economic
    Development Finance
    Authority, Adventist Health
    Systems, Ser A, RB (A) (B)
    2.960%, 11/15/27                        1,325          1,325
  Kentucky State, Rural Water
    Finance Authority,
    Construction Notes, Ser B, RB
    (A) (B)
    2.400%, 10/01/06                        5,500          5,500
  Lexington-Fayette Urban County,
    Government Residential
    Facilities, Richmond Place
    Project, RB (A) (B)
    2.750%, 04/01/15                        2,000          2,000
  Muhlenberg County, Airport
    District, Ser B-2, RB (A) (B)
    3.080%, 12/01/31                          415            415
                                                       ---------
                                                          40,456
                                                       ---------
LOUISIANA -- 0.8%
  Louisiana State, Public Facilities
    Authority, Advanced Funding
    Project, Ser D, RB
    3.000%, 10/20/05                        5,400          5,425
  New Orleans, Aviation Board
    Authority, Ser C, GO, MBIA
    (A) (B)
    2.980%, 08/01/11                          755            755
  New Orleans, Industrial
    Development Authority,
    Spectrum Control Technology
    Project, RB (A) (B)
    2.990%, 03/01/07                          400            400
                                                       ---------
                                                           6,580
                                                       ---------
MAINE -- 0.3%
  Maine, Health & Higher Educational
    Authority, New England Project,
    Ser E, RB, AMBAC (A)
    3.000%, 12/01/25                        2,325          2,325
                                                       ---------
MARYLAND -- 0.1%
  Anne Arundel County, Kellington
    Association Project, RB (A) (B)
    3.150%, 06/15/11                          950            950
                                                       ---------
MASSACHUSETTS -- 6.5%
  Boston, Water & Sewer
    Commission, Ser A, RB (A) (B)
    2.900%, 11/01/24                        1,200          1,200


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Lowell, BAN
    3.500%, 03/24/06                    $   2,300      $   2,316
  Marblehead, BAN
    3.000%, 08/19/05                        7,000          7,023
  Massachusetts State,
    Development Finance Agency,
    Belmont Day School Project,
    RB (A) (B)
    2.970%, 07/01/31                        4,500          4,500
  Massachusetts State,
    Development Finance Agency,
    Cardinal Cushing Centers
    Project, RB (A) (B)
    2.960%, 02/01/33                          900            900
  Massachusetts State,
    Development Finance Agency,
    Contemporary Art Project, Ser A,
    RB (A) (B)
    2.970%, 07/01/34                        3,000          3,000
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A)
    2.970%, 06/01/30                          700            700
  Massachusetts State,
    Development Finance Agency,
    Elderhostel Project, RB (A) (B)
    2.960%, 08/01/30                        1,000          1,000
  Massachusetts State,
    Development Finance Agency,
    Jewish Geriatric Services
    Project, RB (A) (B)
    2.970%, 05/15/34                        1,000          1,000
  Massachusetts State,
    Development Finance Agency,
    New England Deaconess
    Association Project, RB (A) (B)
    2.950%, 06/01/34                        2,800          2,800
  Massachusetts State,
    Development Finance Agency,
    Smith College Project, RB (A) (B)
    2.910%, 07/01/29                          900            900
  Massachusetts State,
    Development Finance Agency,
    The Rivers School Project, RB
    (A) (B)
    2.970%, 08/01/32                        1,500          1,500
  Massachusetts State,
    Development Finance Agency,
    Ursuline Academy Dedham
    Project, RB (A) (B)
    2.980%, 05/01/32                        1,800          1,800
  Massachusetts State, Federal
    Highway Authority, RB (A)
    2.980%, 06/15/09                          800            800
  Massachusetts State, Health &
    Educational Facilities
    Authority, Bentley College
    Issue, Ser K, RB (A) (B)
    3.030%, 07/01/30                        3,000          3,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, Berklee College of
    Music Project, Ser D, RB,
    MBIA (A)
    2.850%, 10/01/27                        2,900          2,900
  Massachusetts State, Health &
    Educational Facilities
    Authority, Emmanuel College
    Project, RB (A) (B)
    2.930%, 07/01/33                        2,100          2,100


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Health &
    Educational Facilities
    Authority, Essex Museum
    Project, RB (A) (B)
    2.920%, 07/01/33                    $   3,400      $   3,400
  Massachusetts State, Health &
    Educational Facilities
    Authority, Falmouth Assisted
    Living Project, Ser A, RB (A) (B)
    2.920%, 11/01/26                        4,000          4,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, University of
    Massachusetts Project, Ser A,
    RB (A) (B)
    2.920%, 11/01/30                        1,700          1,700
  Massachusetts State, Health &
    Educational Facilities
    Authority, Williams College
    Issue, Ser E, RB (A)
    2.970%, 08/01/14                          850            850
  Massachusetts State, Housing
    Finance Authority,
    Multi-Family Housing Project,
    Ser A, RB (A) (D)
    2.950%, 01/15/10                          800            800
  Massachusetts State, Housing
    Financial Agency, Ser G, RB (A)
    2.940%, 12/01/25                        1,300          1,300
  Massachusetts State, Industrial
    Finance Agency, Milton
    Academy Issue, RB, MBIA (A)
    2.930%, 03/01/27                        1,700          1,700
  Massachusetts State, Water
    Resource Authority, Ser B,
    RB (A) (B)
    2.900%, 08/01/28                        1,500          1,500
  Pembroke, BAN
    3.000%, 08/04/05                        1,000          1,002
                                                       ---------
                                                          53,691
                                                       ---------
MICHIGAN -- 2.9%
  Cedar Rapids, Cedar Springs
    Public School District, SAN
    2.100%, 08/22/05                        1,500          1,501
  Essexville-Hampton, Public
    Schools, SAN
    3.600%, 05/31/06                        1,000          1,005
  Farmington Hills, Botsford
    General Hospital Project, Ser B,
    RB, MBIA (A) (B)
    3.020%, 02/15/16                        1,750          1,750
  Huron County, Economic
    Development Authority, Huron
    Memorial Hospital Project, RB
    (A) (B)
    2.970%, 10/01/28                        3,930          3,930
  Jackson County, Economic
    Development Authority,
    Limited Thrifty Leoni
    Project, RB (A) (B)
    2.970%, 12/01/14                          800            800
  Michigan State, Building Authority,
    Ser B10, RB, MBIA (A)
    3.000%, 10/15/29                        5,000          5,000


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Michigan State, Housing
    Development Authority,
    Courtyards of Taylor Project,
    Ser A, RB (A) (D)
    2.970%, 08/15/32                    $   1,800      $   1,800
  Michigan State, Housing
    Development Authority, Parks
    of Taylor Apartments Project,
    Ser A, (A) (D)
    2.970%, 08/15/32                        2,600          2,600
  Michigan State, Job Development
    Authority, East Lansing
    Residential Project, RB (A) (B)
    2.880%, 12/01/14                        1,900          1,900
  Northville Township, Economic
    Development Authority,
    Thrifty Northville Project,
    RB (A) (B)
    2.970%, 05/01/14                        1,000          1,000
  Sterling Heights, Economic
    Development Authority,
    Sterling Shopping Center
    Project, RB (A) (B)
    2.990%, 12/01/10                        2,360          2,360
                                                       ---------
                                                          23,646
                                                       ---------
MINNESOTA -- 1.2%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B)
    3.020%, 09/01/29                        1,895          1,895
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B)
    3.020%, 09/01/29                          230            230
  Big Lake, Independent School
    District No. 727, Ser A, GO
    3.000%, 09/12/05                        3,000          3,011
  Coon Rapids, Health Center
    Systems Project, RB (A) (B)
    3.050%, 08/01/15                          400            400
  Lauderdale, Children's Home
    Society Project, RB (A) (B)
    3.070%, 12/01/30                          740            740
  Mankato, Bethany Lutheran College
    Project, Ser B, RB (A) (B)
    3.020%, 11/01/15                        2,540          2,540
  St. Paul, Housing & Redevelopment
    Authority, Minnesota Public Radio
    Project, RB (A) (B)
    3.020%, 05/01/22                        1,000          1,000
                                                       ---------
                                                           9,816
                                                       ---------
MISSOURI -- 1.6%
  Clayton, Industrial Development
    Authority, Bailey Court
    Project, RB (A) (B)
    3.110%, 01/01/09                        1,900          1,900
  Kansas City, Industrial
    Development Authority,
    Bethesda Living Center
    Project, Ser A, RB (A) (B)
    2.990%, 08/01/31                        5,000          5,000
  Kansas City, Industrial
    Development Authority,
    Springs Apartment Project, RB
    (A) (B)
    3.060%, 09/01/25                          100            100


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Kansas City, Industrial
    Development Authority,
    Woodlands Partners Project,
    RB (A) (B)
    3.020%, 02/15/31                    $   4,045      $   4,045
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A) (B)
    3.020%, 10/01/17                        1,315          1,315
  Missouri State, Health &
    Educational Facilities
    Authority, Christian Brothers
    Project, Ser A, RB (A) (B)
    3.020%, 10/01/32                          100            100
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, RB,
    FGIC (A)
    3.020%, 12/01/05                          200            200
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, Ser A, RB
    (A) (B)
    3.020%, 10/01/09                          240            240
  Missouri State, Health &
    Educational Facilities, De Smet
    Jesuit High School Project, RB
    (A) (B)
    3.020%, 11/01/27                          100            100
                                                       ---------
                                                          13,000
                                                       ---------
MONTANA -- 1.9%
  Montana State, Board Investment
    Authority, Inter Capital
    Project, RB (A)
    2.600%, 03/01/25                        8,500          8,500
  Montana State, Health Facilities
    Authority, Healthcare Pooled Loan
    Program, Ser A, RB, FGIC (A) (B)
    2.970%, 12/01/15                        6,750          6,750
                                                       ---------
                                                          15,250
                                                       ---------
NEBRASKA -- 0.2%
  Lancaster County, Hospital
    Authority, Bryan Leigh Medical
    Center Project, RB, AMBAC
    (A) (B)
    2.970%, 06/01/18                          100            100
  Lincoln, Electric Systems
    Authority, Ser B01, RB (A) (B)
    3.000%, 09/01/20                        1,980          1,980
                                                       ---------
                                                           2,080
                                                       ---------
NEW YORK -- 1.9%
  Albany, Industrial Development
    Agency, Research Foundation
    of the State University of
    New York Project, Ser A, RB
    (A) (B)
    3.040%, 07/01/32                          300            300
  Great Neck, Union Free School
    District, TAN
    3.000%, 06/21/05                        1,500          1,501
  Marlboro, Central School
    District, School Building
    Improvements Project, BAN
    3.750%, 04/13/06                        5,800          5,842


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  New York State, Housing Finance
    Agency, Tribeca Green Housing
    Project, Ser A, RB (A) (B)
    2.900%, 11/01/36                    $   5,700      $   5,700
  Triborough, Bridge & Tunnel
    Authority, Putters Project,
    Ser 304, RB, MBIA (A)
    2.990%, 11/15/18                        1,990          1,990
                                                       ---------
                                                          15,333
                                                       ---------
OHIO -- 2.8%
  Franklin County, Healthcare
    Authority, Chelsea-First
    Community Project, RB (A) (B)
    2.990%, 03/01/36                        4,000          4,000
  Lima, Refunding & Improvement
    Authority, Lima Memorial
    Hospital Project, RB (A) (B)
    3.030%, 12/01/10                        1,730          1,730
  Lorain County, Industrial
    Development Authority,
    Regional Medical Center
    Project, RB (A) (B)
    3.030%, 05/01/22                        1,315          1,315
  New Albany, Community
    Authority, Infrastructure
    Improvement Project, Ser C,
    RB (A) (B)
    2.960%, 02/01/25                        9,000          9,000
  Ohio State, American Municipal
    Power Authority, Gorsuch
    Station Project, Sub-Ser A, RAN
    2.850%, 03/31/06                        1,000          1,000
  Ohio State, Higher Educational
    Facilities Commission, Kenyon
    College Project, RB (A) (B)
    3.030%, 11/01/35                          700            700
  Ohio State, Higher Educational
    Facilities Commission, Mount
    Union College Project, RB (A) (B)
    2.980%, 09/01/20                        2,750          2,750
  Stark County, Industrial
    Development Authority,
    Newmarket Packaging Limited
    Project, RB (A) (B)
    2.900%, 11/01/14                        1,420          1,420
  Toledo Lucas County, Public
    Facilities Authority, Toledo
    Museum of Art Project, RB (A) (B)
    2.960%, 09/01/19                        1,100          1,100
  University of Toledo, General
    Authority, RB, FGIC (A) (B)
    2.970%, 06/01/32                          100            100
                                                       ---------
                                                          23,115
                                                       ---------
OKLAHOMA -- 1.3%
  Tulsa, Industrial Development
    Authority, Childrens'
    Coalition Project, RB (A) (B)
    3.060%, 04/01/15                        2,420          2,420
  Tulsa, Industrial Development
    Authority, Ser A, RB (A)
    2.950%, 05/15/17                        8,500          8,500
                                                       ---------
                                                          10,920
                                                       ---------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
OREGON -- 0.1%
  Multnomah County, Higher
    Education Authority, Concordia
    University Portland Project,
    RB (A) (B)
    3.020%, 12/01/29                    $     845      $     845
                                                       ---------
PENNSYLVANIA -- 10.4%
  Allegheny County, Hospital
    Development Authority, UPMC
    Senior Living Project, RB (A) (D)
    2.960%, 07/15/28                          500            500
  Allegheny County, Industrial
    Development Authority,
    Commercial Development, Two
    Marquis Project, RB (A) (B)
    3.040%, 12/01/14                        3,080          3,080
  Allegheny County, Industrial
    Development Authority, Jewish
    Home & Hospital Project, Ser B,
    RB (A) (B)
    2.990%, 10/01/26                        3,055          3,055
  Allegheny County, Industrial
    Development Authority,
    Longwood Project, Ser B, RB,
    Radian Insured (A)
    3.000%, 07/01/27                        1,000          1,000
  Allegheny County, Industrial
    Development Authority,
    Parkway Center Project, Ser A,
    RB (A) (B)
    3.020%, 05/01/09                          470            470
  Allegheny County, Industrial
    Development Authority,
    Pittsburgh Theological
    Society Project, RB (A) (B)
    1.650%, 08/01/31                        1,500          1,500
  Bermudian Springs, School
    District, GO, FSA (A)
    2.980%, 05/01/17                        2,600          2,600
  Bucks County, St Mary Hospital
    Authority, Catholic Health
    Project, Ser C, RB (A)
    2.950%, 05/01/44                       10,200         10,200
  Chester County, Industrial
    Development Authority, The
    Woods Project, RB (A) (B)
    2.990%, 03/31/15                        1,150          1,150
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB, AMBAC
    (A) (B)
    2.000%, 11/01/24                        2,905          2,905
  Cumberland County, Municipal
    Authority, Wesley Affiliated
    Services Project, Ser C, RB
    (A) (B)
    2.960%, 01/01/37                          335            335
  Dallastown, Area School District
    Authority, GO, FGIC (A) (B)
    3.010%, 05/01/20                        3,925          3,925
  Delaware County, Industrial
    Development Authority, The
    Agnes Irwin School Project,
    RB (A) (B)
    2.950%, 10/01/33                        1,870          1,870


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Delaware Valley, Regional
    Finance Authority, RB (A) (B)
    3.000%, 07/01/27                    $   2,000      $   2,000
  Emmaus, General Authority, Local
    Government Project, RB (A) (B)
    3.000%, 03/01/24                          500            500
  Erie County, Hospital Authority,
    Ser 820, RB, MBIA (A) (B)
    3.000%, 07/01/22                        1,900          1,900
  Hazleton, Industrial
    Development Authority, MMI
    Preparatory School Project,
    RB (A) (B)
    2.990%, 10/01/24                        1,800          1,800
  Lampeter Strasburg, School
    District, Ser A, GO, FSA (A)
    2.980%, 06/01/19                          800            800
  Lancaster, Higher Education
    Authority, Franklin & Marshall
    College Project, RB (A) (B)
    3.060%, 04/15/27                        1,055          1,055
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A) (B)
    2.980%, 07/01/33                        2,130          2,130
  McCandless, Industrial
    Development Authority,
    Bradford Foundation Project,
    Ser A, RB (A) (B)
    3.040%, 01/01/30                        1,730          1,730
  Middletown, Area School District,
    GO, FSA (A)
    2.980%, 06/01/22                        2,750          2,750
  Montgomery County, Industrial
    Development Authority, Acts
    Retirement Life Community
    Project, RB, Radian Insured (A)
    3.010%, 11/15/29                          700            700
  Montgomery County,
    Redevelopment Authority,
    Forge Gates Apartments
    Project, Ser A, RB (A) (D)
    2.920%, 08/15/31                        1,100          1,100
  Moon Township, Industrial
    Development Authority,
    Executive Office Association
    Project, RB (A) (B)
    2.990%, 11/01/10                        2,250          2,250
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A) (B)
    3.000%, 02/15/27                        2,400          2,400
  Northampton County, Higher
    Educational Authority,
    Lafayette College Project,
    Ser B, RB (A) (B)
    2.920%, 11/01/28                        1,200          1,200
  Northampton County, Industrial
    Development Authority, Kirkland
    Village Project, RB (A) (B)
    2.940%, 11/01/30                        2,000          2,000
  Northampton County, Industrial
    Development Authority, Moravian
    Academy Project, RB (A) (B)
    2.990%, 02/01/18                        1,650          1,650
  Pennsylvania State, Economic
    Development Financing Authority,
    Mercy Health Systems Project,
    Ser E-1, RB (A) (B)
    2.990%, 09/01/19                        1,600          1,600


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area,
    Ser J-1, RB (A) (B)
    2.990%, 11/01/30                    $   5,100      $   5,100
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges, Ser I4,
    RB (A) (B)
    2.990%, 11/01/31                        3,800          3,800
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges, Ser I5,
    RB (A) (B)
    3.010%, 11/01/21                        4,000          4,000
  Pennsylvania State, Higher
    Educational Facilities
    Authority, St. Josephs
    University Project, Ser A,
    Radian Insured (A)
    3.030%, 05/01/31                          600            600
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Temple East
    Project, Ser B, RB (A) (B)
    2.990%, 06/01/14                        3,080          3,080
  Philadelphia, Industrial
    Development Authority, City
    Line Holiday Inn Project,
    Ser 96, RB (A) (B)
    2.950%, 12/01/08                          500            500
  Philadelphia, Industrial
    Development Authority, School
    for the Deaf Project, RB (A) (B)
    3.010%, 11/01/32                          500            500
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC
    (A) (B)
    3.000%, 12/01/20                          500            500
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser C, RB, AMBAC (A)
    3.000%, 12/01/20                        4,900          4,900
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser J, RB, AMBAC (A)
    3.000%, 12/01/20                        1,400          1,400
  University of Pittsburgh,
    Universal Capital Project,
    Ser A, RB (A)
    2.960%, 09/15/24                        1,200          1,200
                                                       ---------
                                                          85,735
                                                       ---------
SOUTH CAROLINA -- 0.9%
  South Carolina State, Economic
    Jobs Development Authority,
    St. Joseph's High School
    Project, RB (A) (B)
    3.160%, 05/15/25                        4,635          4,635
  South Carolina State, Ser C05,
    GO (A) (B)
    3.000%, 04/01/28                        3,000          3,000
                                                       ---------
                                                           7,635
                                                       ---------


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
TENNESSEE -- 2.9%
  Blount County, Public Building
    Authority, Tennessee Library
    Project, RB (A)
    2.970%, 12/01/15                    $   2,500      $   2,500
  Cleveland, Industrial
    Development Board, YMCA MET
    Chattanooga Project, RB (A) (B)
    2.970%, 07/01/19                        1,300          1,300
  Franklin County, Health &
    Education Facilities,
    University of the South
    Sewanee Project, RB (A) (B)
    3.000%, 09/01/10                        1,500          1,500
  Knox County, Industrial
    Development Board,
    Professional Plaza Project,
    RB, FGIC (A) (B)
    3.100%, 12/01/14                        1,600          1,600
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Dede Wallace Healthcare
    Systems Project, RB (A) (B)
    2.970%, 03/01/16                          700            700
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Father Ryan High School
    Project, RB (A) (B)
    2.970%, 07/01/22                        3,800          3,800
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Franklin Road Project, RB (A) (B)
    2.970%, 07/01/21                        1,095          1,095
  Metropolitan Nashville &
    Davidson County, Industrial
    Development Authority,
    Ridgelake Apartments Project,
    RB (A) (D)
    2.970%, 09/01/34                        9,004          9,004
  Sevier County, Public Building
    Authority, Public Projects
    Construction Notes, Ser A-3,
    RB (A)
    2.900%, 04/01/08                        2,000          2,000
                                                       ---------
                                                          23,499
                                                       ---------
TEXAS -- 5.3%
  Cypress-Fairbanks, Independent
    School District, Ser C-16, GO (A)
    3.000%, 02/15/27                        4,500          4,500
  Garland, Healthcare Facilities
    Development Authority,
    Chambrel Club Hill Project,
    RB (A) (D)
    2.970%, 11/15/32                        1,800          1,800
  Gulf Coast, Industrial
    Development Authority,
    Petrounited Project, RB (A) (B)
    3.060%, 11/01/19                        1,500          1,500
  Gulf Coast, Waste Disposal
    Authority, Armco Project, RB
    (A) (B)
    2.990%, 12/01/08                        1,800          1,800
  Houston, Utilities System
    Revenue Authority, Ser B17,
    RB, MBIA (A)
    3.000%, 05/15/27                       11,005         11,005


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Hunt County, Health Facilities
    Development Authority,
    Universal Health Services
    Greenville Project, RB (A) (B)
    2.970%, 10/01/15                    $   2,000      $   2,000
  Lubbock County, Hospital
    District, RB
    5.500%, 02/15/22                        2,000          2,000
  Tarrant County, Multi-Family
    Housing Finance Authority,
    Sierra Project, RB (A) (D)
    2.980%, 02/15/27                        1,560          1,560
  Texas State, Multi-Family
    Housing Authority, Department
    of Housing & Community
    Affairs, High Point Project,
    RB (A) (D)
    2.980%, 02/01/23                        1,995          1,995
  Texas State, TRAN
    3.000%, 08/31/05                        9,950          9,985
  Waxahachie, Independent School
    District, Ser C19, GO (A) (B)
    3.000%, 08/15/30                        5,150          5,150
                                                       ---------
                                                          43,295
                                                       ---------
VERMONT -- 1.5%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 1, RB
    (A) (B)
    3.060%, 06/01/22                          485            485
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 2, RB
    (A) (B)
    3.060%, 06/01/27                        4,905          4,905
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Middlebury College
    Project, Ser A, RB (A) (B)
    1.960%, 11/01/27                        3,000          3,000
  Vermont State, Student
    Assistance Authority, RB (A) (B)
    2.650%, 01/01/08                        3,925          3,925
                                                       ---------
                                                          12,315
                                                       ---------
VIRGINIA -- 1.5%
  Newport News, Redevelopment &
    Housing Authority,
    Springhouse Apartments
    Project, RB (A) (D)
    2.970%, 09/01/26                       12,500         12,500
                                                       ---------
WASHINGTON -- 4.7%
  Northwest Washington, Electric
    Revenue Authority, Ser A04, RB,
    MBIA (A) (B)
    3.000%, 07/01/18                        4,190          4,190
  Port Moses Lake, Public
    Industrial Authority, Basic
    American Foods Project, RB
    (A) (B)
    2.900%, 09/01/05                        4,200          4,200
  Seattle, Low Income Housing
    Authority, Foss Home Project, RB
    (A) (B)
    2.990%, 12/01/24                        7,040          7,040


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Washington State, Economic
    Development Finance Authority,
    Pioneer Human Services Project,
    Ser H, RB (A) (B)
    2.980%, 09/01/18                    $     650      $     650
  Washington State, Housing
    Finance Commission, Local 82,
    JATC Educational Development
    Training Project, RB (A) (B)
    2.910%, 11/01/25                        3,785          3,785
  Washington State, Housing
    Finance Commission, Museum
    History & Industry Project,
    RB (A) (B)
    2.910%, 12/01/33                        2,300          2,300
  Washington State, Housing
    Finance Commission, Panorama
    City Project, RB (A) (B)
    3.000%, 01/01/27                          630            630
  Washington State, Housing
    Finance Commission, Pioneer
    Human Services Program,
    Ser A, RB (A) (B)
    2.980%, 08/01/19                          250            250
  Washington State, Housing
    Finance Commission, Rockwood
    Retirement Communities
    Program, Ser A, RB (A) (B)
    2.980%, 01/01/30                        3,400          3,400
  Washington State, Housing
    Finance Commission, Rockwood
    Retirement Communities, RB
    (A) (B)
    2.980%, 01/01/34                        4,150          4,150
  Washington State, Housing
    Finance Commission, St
    Vincent De Paul Project,
    Ser A, RB (A) (B)
    3.030%, 02/01/31                        2,555          2,555
  Washington State, Housing
    Finance Commission, YMCA
    Snohomish County Project, RB
    (A) (B)
    2.910%, 08/01/19                        1,245          1,245
  Washington State, Housing
    Finance Commission, YMCA of
    Greater Seattle Project, RB
    (A) (B)
    2.980%, 07/01/11                        2,850          2,850
  Washington State, Ser A11, GO,
    MBIA (A) (B)
    3.000%, 06/01/17                        1,630          1,630
                                                       ---------
                                                          38,875
                                                       ---------
WISCONSIN -- 3.2%
  Appleton, Industrial
    Development Authority, Valley
    Packaging Industries Project,
    RB (A) (B)
    3.060%, 02/01/11                          530            530
  Green Bay, Industrial
    Development Authority,
    Curative Rehabilitation
    Center Project, RB (A) (B)
    3.060%, 07/01/13                          345            345
  Luxemburg-Casco, School
    District, TRAN
    2.050%, 11/01/05                        2,850          2,850
  Menomonee Falls, Industrial
    Development Authority,
    Maysteel Project, RB (A) (B)
    2.060%, 11/01/14                        1,900          1,900


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A) (B)
    3.070%, 07/01/21                    $     100      $     100
  West Allis, State Fair Park
    Exposition, RB (A) (B)
    3.000%, 08/01/28                        6,295          6,295
  West Salem, School District, TRAN
    2.000%, 09/01/05                        1,000          1,001
  Wisconsin State, Health &
    Educational Facilities
    Authority, Alverno College
    Project, RB (A) (B)
    3.020%, 11/01/17                          300            300
  Wisconsin State, Health &
    Educational Facilities
    Authority, Blood Center
    Project, Ser A, RB (A) (B)
    3.000%, 06/01/19                        6,715          6,715
  Wisconsin State, Health &
    Educational Facilities
    Authority, Mercy Health
    Systems Project, Ser C, RB
    (A) (B)
    2.990%, 08/15/23                        4,800          4,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Meriter Hospital
    Project, RB (A) (B)
    3.020%, 12/01/32                          500            500
  Wisconsin State, Health &
    Educational Facilities
    Authority, Oakwood Project,
    Ser B, RB (A) (B)
    2.990%, 08/15/30                        1,000          1,000
  Wisconsin State, Health &
    Educational Facilities
    Authority, Riverview Hospital
    Association Project, RB (A) (B)
    3.020%, 10/01/30                          300            300
                                                       ---------
                                                          26,636
                                                       ---------
PUERTO RICO -- 1.6%
  Puerto Rico Commonwealth, Bank
    of New York Guaranteed, GO,
    FSA (A)
    2.970%, 07/01/27                       12,500         12,500
  Puerto Rico, Public Finance
    Authority, Ser 705 D, RB,
    AMBAC (A)
    2.980%, 08/01/27                          425            425
                                                       ---------
                                                          12,925
                                                       ---------
MULTI-STATE -- 1.4%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    3.150%, 10/01/12                        3,685          3,685
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-1, RB (A) (B)
    3.100%, 05/01/28                        7,140          7,140


-------------------------------------------------------------------
                                     Face Amount        Value
Description                         ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser A, COP (A) (B)
    3.130%, 07/01/05                    $     675      $     675
                                                       ---------
                                                          11,500
                                                       ---------
Total Municipal Bonds
  (Cost $822,593) ($ Thousands)                          822,593
                                                       ---------

Total Investments -- 100.0%
  (Cost $822,593) ($ Thousands) +                      $ 822,593
                                                       =========

Percentages are based on Net Assets of $831,348 ($ Thousands).

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Mandatory Put - the maturity date shown is the put date.
(D)      Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance, Inc.
RAN      Revenue Anticipation Note
RB       Revenue Bond
SAN      State Aid Note
Ser      Series
TAN      Tax Anticipation Note
TAW      Tax Anticipation Warrant
TRAN     Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Tax Exempt Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
CALIFORNIA -- 94.9%
  ABAG, Finance Authority Not-For-
    Profit Corporations, Ser D, COP
    (A) (B)
    2.930%, 10/01/27                    $     500      $     500
  Anaheim, Multi-Family Housing
    Authority, Heritage Village
    Apartments Project, Ser A,
    RB (A) (C)
    2.910%, 07/15/33                          300            300
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser A, RB, AMBAC (A) (B)
    2.910%, 04/01/36                          300            300
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser C, RB, AMBAC (A) (B)
    2.950%, 04/01/25                          500            500
  California State University, College
    Improvements Finance Authority,
    Rental Housing Project,
    RB (A) (B)
    1.600%, 08/01/05                          500            500
  California State, Department of
    Water Resources, Ser 358,
    RB (A)
    2.970%, 12/01/29                          600            600
  California State, Economic
    Development Finance Authority,
    Volk Enterprises Project,
    RB (A) (B)
    2.950%, 06/01/21                          400            400
  California State, Educational
    Facilities Authority, Chapman
    University Project, RB (A) (B)
    3.070%, 12/01/30                          900            900
  California State, Health Facilities
    Finance Authority, Catholic
    Healthcare Project, Ser C, RB,
    MBIA (A)
    2.930%, 07/01/20                          600            600
  California State, Health Facilities
    Financing Authority, Scripps
    Memorial Hospital Project, Ser B,
    RB, MBIA (A) (B)
    2.820%, 10/01/21                          200            200
  California State, Housing Finance
    Agency, Multi-Family Housing
    Authority, Ser D, RB (A) (C)
    3.050%, 02/01/31                          500            500
  California State, Infrastructure &
    Economic Development Authority,
    J Paul Getty Project, Ser B,
    RB (A)
    2.250%, 04/01/33                          750            750
  California Statewide, Communities
    Development Authority, Concordia
    University Irvine Project, Ser A,
    RB (A) (B)
    2.950%, 10/01/31                          400            400
  California Statewide, Communities
    Development Authority, Covenant
    Retirement Communities Project,
    COP (A) (B)
    2.910%, 12/01/22                          595            595


-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  California Statewide, Communities
    Development Authority, Motion
    Picture & Television Project,
    Ser A, RB (A) (B)
    2.860%, 03/01/31                    $     500      $     500
  Costa Mesa, Redevelopment
    Agency, Family Village
    Apartments Project, Ser A,
    RB (A) (B)
    2.900%, 11/01/14                          375            375
  Fontana, Unified School District,
    School Facilities Funding
    Program, COP, FSA (A)
    2.920%, 04/01/35                          500            500
  Fremont, Building & Equipment
    Financing Project, COP (A) (B)
    2.950%, 07/01/15                          600            600
  Huntington Park, Public Financing
    Authority, Parking Project, Ser A,
    RB (A) (B)
    3.000%, 09/01/19                          255            255
  Irvine Ranch, Water District
    Authority, Ser B, GO (A) (B)
    3.092%, 08/01/09                          500            500
  Long Beach, Board Finance
    Authority, Long Beach Museum of
    Art Project, RB (A) (B)
    2.950%, 09/01/09                          600            600
  Los Angeles County, Multi-Family
    Housing Authority, Malibu Canyon
    Apartments Project, Ser B, RB (A)
    2.710%, 06/01/10                          520            520
  Los Angeles, Multi-Family Housing
    Authority, Malibu Meadows
    Project, Ser B, RB (A)
    2.920%, 04/15/28                          500            500
  Oakland, Liquidity Facilities
    Authority, Bay Area Government
    Project, RB (A) (B)
    3.010%, 12/01/09                           75             75
  Orange County, Apartment
    Development Authority, Hidden
    Hills Project, Ser C, RB (A) (B)
    2.710%, 11/01/09                          500            500
  Riverside County, Housing
    Authority, De Anza Villas Project,
    RB (A) (B)
    2.950%, 12/01/16                          220            220
  Rohnert Park, Multi-Family Housing
    Authority, Crossbrook Apartments
    Project, Ser A, RB (A) (C)
    2.950%, 06/15/25                          200            200
  Sacramento County, Multi-Family
    Housing Authority, River Project,
    Ser C, RB (A) (C)
    2.920%, 07/15/29                          400            400
  Sacramento County, Sanitation
    District, Sacramento Regional
    Project, Ser C, RB (A) (B)
    2.920%, 12/01/30                          500            500
  San Bernardino County, County
    Center Refinancing Project,
    COP (A) (B)
    2.930%, 07/01/15                          900            900


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Tax Exempt Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  San Bernardino County, Housing
    Authority, Indian Knoll Apartments
    Project, Ser A, RB (A) (C)
    2.960%, 05/15/31                    $     270      $     270
  San Bernardino County, Multi-
    Family Housing Authority, Gold
    West Phase 2 Project, RB,
    (A) (B) (C)
    2.910%, 05/01/17                          500            500
  San Diego, Museum of Art Project,
    COP (A) (B)
    3.060%, 09/01/30                          600            600
  San Diego, School District, TRAN
    3.250%, 07/25/05                          500            501
  Santa Clara County, Financing
    Lease Authority, VMC Facility
    Replacement Project, Ser B,
    RB (A)
    2.910%, 11/15/25                          100            100
  Santa Clara County, Hospital
    District Lease Authority, Valley
    Medical Center Project, Ser A,
    RB (A) (B)
    2.750%, 08/01/15                          800            800
  Simi Valley, Multi-Family Housing
    Authority, Ser A, RB (A) (B)
    2.920%, 07/01/23                          100            100
  South California, Public Power
    Authority, Southern Transmission
    Project, Ser 91, RB,
    AMBAC (A) (B)
    2.910%, 07/01/19                          600            600
  Stockton, Multi-Family Housing
    Authority, Mariners Pointe
    Association Project, Ser A,
    RB (A) (B)
    2.950%, 09/01/18                          600            600
  Sweetwater, Unified High School
    District, COP, FSA (A) (B)
    2.900%, 06/01/13                          185            185
  Three Valleys, Municipal Water
    District Authority, Miramar Water
    Treatment Plant Project,
    COP (A) (B)
    2.930%, 11/01/14                          700            700
  Turlock, Health Facilities Finance
    Authority, Emanuel Medical
    Center Project, Ser B,
    COP (A) (B)
    2.910%, 10/15/34                          500            500
  Westminster, Redevelopment
    Agency, Commercial
    Redevelopment Project No. 1, TA,
    AMBAC (A) (B)
    2.950%, 08/01/27                          295            295
  William S. Hart, School District
    Authority, Bridge Funding
    Program Project, COP, FSA (A)
    2.900%, 01/15/36                          600            600
                                                       ---------
                                                          20,541
                                                       ---------


-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
MULTI-STATE -- 3.9%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    3.150%, 10/01/12                    $     840      $     840
                                                       ---------
Total Municipal Bonds
  (Cost $21,381) ($ Thousands)                            21,381
                                                       ---------

Total Investments -- 98.8%
  (Cost $21,381) ($ Thousands) +                       $  21,381
                                                       =========

Percentages are based on Net Assets of $21,631 ($ Thousands).

(A)      Floating Rate Security - the rate reflected on the
         Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Securities are collateralized under an agreement from
         FHLB/FHLMC/FNMA/GNMA.
ABAG     Association of Bay Area Governments
AMBAC    American Municipal Bond Assurance Company
COP      Certificate of Participation
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
TRAN     Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 102.1%
ALABAMA -- 1.5%
  Birmingham, Medical Clinic
    Broad, UAHSF Medical Clinic
    Project, RB (A) (B)
    3.020%, 10/01/28                    $   6,000      $   6,000
  Indian Springs Village,
    Educational Building
    Authority, Indian Springs
    School Project, RB (A) (B)
    3.110%, 11/01/27                        5,000          5,000
  Lauderdale County, Public Park
    & Recreation Board, Young
    Men's Christian Project, RB
    (A) (B)
    2.970%, 12/01/20                        3,000          3,000
  Mobile, Spring Hill College
    Project, Ser B, RB (A) (B)
    3.000%, 09/01/24                          500            500
  Russellville, Industrial
    Development Authority, Clark
    Pulley Industries Project, RB
    (A) (B)
    3.110%, 02/01/09                        1,340          1,340
                                                       ---------
                                                          15,840
                                                       ---------
ARIZONA -- 1.0%
  Maricopa County, Industrial
    Development Authority,
    Arcadia Vista Apartments
    Project, Ser A, RB (A) (B)
    3.070%, 09/01/27                        5,125          5,125
  Maricopa County, Industrial
    Development Authority, Gran
    Victoria Housing Project,
    Ser A, RB (A) (C)
    2.970%, 04/15/30                        5,465          5,465
  Phoenix, Industrial Development
    Authority, Valley of the Sun
    YMCA Project, RB (A) (B)
    2.970%, 01/01/31                          200            200
                                                       ---------
                                                          10,790
                                                       ---------
ARKANSAS -- 1.7%
  Arkansas State, Water & Sewer
    Authority, RB, MBIA
    2.400%, 10/01/05                        2,500          2,500
  Pulaski County, Lease Purchase,
    Ser A, RB (A) (D)
    3.060%, 03/01/07                       16,000         16,000
                                                       ---------
                                                          18,500
                                                       ---------
CALIFORNIA -- 1.3%
  ABAG, Finance Authority
    Not-For-Profit Corporations,
    Ser D, COP (A) (B)
    2.930%, 10/01/27                          200            200
  California State, Department of
    Water Resources, Ser 358,
    RB (A)
    2.970%, 12/01/29                          650            650
  Contra Costa County, Ser 154Z,
    COP, MBIA (A)
    2.990%, 11/01/07                        5,995          5,995
  Glendale, Police Building
    Project, COP (A)
    2.920%, 06/01/30                          400            400


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Irvine Ranch, Water District
    Authority, Ser B, GO (A) (B)
    3.050%, 10/01/09                    $   1,000      $   1,000
  Long Beach, Board Finance
    Authority, Long Beach Museum
    of Art Project, RB (A) (B)
    2.950%, 09/01/09                          100            100
  Los Angeles, Multi-Family Housing
    Authority, Malibu Meadows
    Project, Ser B, RB (A) (C)
    2.920%, 04/15/28                          300            300
  Orange County, Apartment
    Development Authority, Ser 1,
    RB (A) (D)
    2.920%, 11/15/28                          650            650
  Riverside-San Bernardino,
    Housing Authority, Pass-Thru
    Obligations, Ser A, RB (A)
    2.910%, 07/01/06                        1,850          1,850
  Southern California,
    Metropolitan, Water District
    Authority, Ser C-1, RB (A)
    3.050%, 07/01/36                          800            800
  Stockton, Multi-Family Housing
    Authority, Mariners Pointe
    Association Project, Ser A,
    RB (A) (B)
    2.950%, 09/01/18                          300            300
  Turlock, Health Facilities
    Finance Authority, Emanuel
    Medical Center Project,
    Ser B, COP (A) (B)
    2.910%, 10/15/34                        2,000          2,000
                                                       ---------
                                                          14,245
                                                       ---------
COLORADO -- 3.8%
  Adams County, Multi-Family
    Housing Authority, Hunters
    Cove Project, Ser A, RB (A) (C)
    2.750%, 01/15/14                          400            400
  Arapahoe County, Water &
    Wastewater Authority,
    Refunding & Improvement
    Project, Ser A, RB (A) (B)
    2.990%, 12/01/33                        2,000          2,000
  Arvada, Water Authority, RB,
    FSA (A)
    2.950%, 11/01/20                        2,300          2,300
  Boulder County, Development
    Authority, Geological Society
    of America Project, Ser 92,
    RB (A) (B)
    2.300%, 12/01/08                          825            825
  Castlewood Ranch, Metropolitan
    District, GO (A) (B)
    2.300%, 12/01/31                        2,000          2,000
  Colorado State, Educational &
    Cultural Facilities
    Authority, Fountain Valley
    School Project, RB (A) (B)
    3.060%, 08/01/13                        1,000          1,000
  Colorado State, Educational &
    Cultural Facilities
    Authority, Linfield Christian
    School Project, RB (A) (B)
    3.080%, 05/01/30                        6,250          6,250
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Colorado State, Health
    Facilities Authority,
    Christian Living Project,
    Ser A, RB (A) (B)
    3.000%, 01/01/31                    $   3,415      $   3,415
  Colorado State, Health
    Facilities Authority, The
    Visiting Nurse Project, RB
    (A) (B)
    3.020%, 07/01/22                          200            200
  Colorado State, Single-Family
    Housing Authority, Cl AI-5, RB
    1.750%, 08/01/05                        6,000          6,000
  Colorado State, Superior
    Metropolitan District
    Authority, Refunding &
    Improvements Project,
    Ser C, RB (A) (B)
    2.300%, 12/01/20                        8,430          8,430
  Denver (City & County),
    Multi-Family Housing
    Authority, Ogden Residences
    Project, RB (A) (B)
    2.980%, 12/01/29                        2,685          2,685
  Dove Valley, Metropolitan
    District, GO, Mandatory
    Put @ 100 (E)
    1.950%, 11/01/05                        1,670          1,670
  NBC, Metropolitan District
    Authority, GO (A) (B)
    3.060%, 12/01/30                        1,580          1,580
  SBC, Metropolitan District
    Authority, GO (A) (B)
    3.060%, 12/01/17                        1,430          1,430
  Willow Trace, Metropolitan
    District Authority, Ser A,
    GO (A) (B)
    2.300%, 12/01/31                        1,290          1,290
                                                       ---------
                                                          41,475
                                                       ---------
DELAWARE -- 0.9%
  Delaware State, Economic
    Development Authority,
    Peninsula United Methodist
    Project, Ser B, RB (A) (B)
    2.990%, 05/01/15                        4,145          4,145
  Sussex County, Economic
    Development Authority, Route
    113 Limited Partnership
    Project, RB (A) (B)
    3.200%, 11/01/06                        5,700          5,700
  University of Delaware,
    University Revenue Authority,
    Ser A, RB (A)
    2.940%, 11/01/18                          400            400
                                                       ---------
                                                          10,245
                                                       ---------
DISTRICT OF COLUMBIA -- 0.1%
  District of Columbia, Laboratory
    School Issue, RB (A) (B)
    3.070%, 12/01/23                        1,575          1,575
                                                       ---------
FLORIDA -- 1.6%
  Alachua County, Industrial
    Development Authority, Oak Hall
    School Project, RB (A) (B)
    3.020%, 07/01/19                        1,220          1,220
  Florida State, Multi-Family
    Housing Authority, Lakeside
    North Project, RB (A) (C)
    2.990%, 06/01/34                          700            700


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Florida State, Multi-Family
    Housing Authority, River Oaks
    Apartments Project, RB (A) (D)
    2.980%, 12/01/29                    $   1,600      $   1,600
  Jacksonville, Industrial
    Development Authority,
    University of Florida Health
    Science Center Project, RB (A)
    3.000%, 07/01/19                        1,000          1,000
  Miami-Dade County, Industrial
    Development Authority, Saral
    Publications Project, RB (A) (B)
    2.970%, 04/01/08                          200            200
  Pasco County, Multi-Family
    Housing Finance Authority,
    Carlton Arms Magnolia
    Project, RB (A) (B)
    3.155%, 12/01/07                        4,685          4,685
  South Broward Hospital District,
    Ser 337, RB, MBIA
    3.000%, 05/01/32                        7,115          7,115
  Volusia County, Industrial
    Development Authority, APCO
    Project, Ser A, RB (A) (B)
    3.070%, 02/01/30                          920            920
                                                       ---------
                                                          17,440
                                                       ---------
GEORGIA -- 7.7%
  Athens, Multi-Family Housing
    Authority, Georgian Apartments
    Association Project, RB (A) (B)
    3.405%, 08/01/05                        1,400          1,400
  Clayton County, Multi-Family
    Housing Authority, Rivers Edge
    Development Project, RB (A) (C)
    2.970%, 07/01/32                          800            800
  Dalton, Utilities Authority,
    Ser A02, RB, FSA (A)
    3.000%, 01/01/12                        3,465          3,465
  DeKalb County, Development
    Authority, Marist School
    Project, RB (A) (B)
    2.970%, 03/01/24                        6,915          6,915
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB (A) (B)
    3.010%, 12/01/07                        4,750          4,750
  Downtown Athens, Development
    Authority, Georgian
    Apartments Association
    Project, RB (A) (B)
    3.530%, 11/01/05                        1,000          1,000
  Floyd County, Development
    Authority, Berry College
    Project, RB (A) (B)
    2.970%, 08/01/22                        2,600          2,600
  Fulton County, Development
    Authority, Arthritis
    Foundation Project, RB (A) (B)
    2.970%, 12/01/16                        2,265          2,265
  Fulton County, Development
    Authority, Epstein School
    Project, RB (A) (B)
    2.970%, 01/01/17                        1,800          1,800
  Fulton County, Development
    Authority, Morehouse School
    of Medicine Project, RB (A) (B)
    2.970%, 02/01/18                        2,200          2,200
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Fulton County, Industrial
    Development Authority, ADP
    Project, RB (A)
    2.950%, 09/01/12                    $   2,770      $   2,770
  Fulton County, Industrial
    Development Authority, Holy
    Innocents School Project,
    RB (A) (B)
    2.970%, 02/01/18                          700            700
  Fulton County, Multi-Family
    Housing Authority, Champions
    Green Apartments Project,
    Ser B, RB (A)
    2.980%, 10/01/25                        8,700          8,700
  Fulton County, Residential Care
    Authority, Lenbrook Square
    Foundation Project, RB (A)
    3.020%, 01/01/18                          250            250
  Gainesville & Hall Counties,
    Senior Living Facilities,
    Lanier Village Project,
    Ser B, RB, Radian Insured (A)
    3.010%, 11/15/33                       10,000         10,000
  Gwinnett County, Development
    Authority, Wesleyan School
    Project, RB (A) (B)
    2.970%, 03/01/17                          815            815
  Gwinnett County, Gwinnett
    Hospitals Systems Project,
    RB (A) (B)
    2.970%, 07/01/32                        4,000          4,000
  Macon-Bibb County, Hospital
    Authority, Medical Center of
    Central Georgia Project,
    RB (A) (B)
    2.970%, 08/01/18                        1,850          1,850
    2.970%, 07/01/28                          500            500
  Marietta, Multi-Family Housing
    Authority, Franklin Walk
    Apartments Project, RB (A) (C)
    3.011%, 01/01/32                        4,890          4,890
  Marietta, Multi-Family Housing
    Authority, Winterset
    Apartments Project, RB (A) (B)
    2.980%, 02/01/26                        3,800          3,800
  Roswell, Multi-Family Housing
    Authority, Azalea Park
    Apartments Project, RB (A) (C)
    2.980%, 06/15/25                        4,300          4,300
  Roswell, Multi-Family Housing
    Authority, Belcourt Project,
    Ser A, RB (A) (B)
    3.100%, 09/01/07                        9,000          9,000
  Thomasville, Hospital Authority,
    J.D. Archbold Project, RB (A) (B)
    2.970%, 11/01/23                        5,200          5,200
                                                       ---------
                                                          83,970
                                                       ---------
HAWAII -- 0.4%
  Hawaii State, GO, FSA (A)
    3.000%, 07/01/18                        3,890          3,890
                                                       ---------
IDAHO -- 0.9%
  Ammon, Urban Renewal Agency,
    Tax Increment Project, Ser A,
    TA (A) (B)
    3.160%, 08/01/24                        1,605          1,605


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Boise State, University
    Foundation, Engineering
    Technology Project, RB (A) (B)
    2.970%, 08/01/08                    $     875      $     875
  Twin Falls, Urban Renewal Agency,
    TA Project, Ser A, RB (A) (B)
    3.160%, 08/01/22                        6,730          6,730
                                                       ---------
                                                           9,210
                                                       ---------
ILLINOIS -- 8.4%
  Belleville, Industrial Development
    Authority, Wetterau Project,
    RB (A) (B)
    2.990%, 12/01/08                        1,250          1,250
  Central Lake County, Joint
    Action Project, Ser B18,
    RB, AMBAC (A)
    3.000%, 05/01/20                        4,085          4,085
  Chicago, Board of Education,
    Ser E, GO, FSA (A)
    3.000%, 03/01/15                       15,530         15,530
  Chicago, Park District
    Authority,  Ser A, TAW
    4.000%, 05/01/06                        2,000          2,020
  Cook County, Ser B11, GO,
    AMBAC (A)
    3.000%, 11/15/25                        2,995          2,995
  Illinois State, Development
    Financing Authority, American
    Academy Project, RB (A) (B)
    3.060%, 04/01/21                        1,700          1,700
  Illinois State, Development
    Financing Authority, Casa Central
    Padres Project, RB (A) (B)
    3.060%, 08/01/26                        1,340          1,340
  Illinois State, Development
    Financing Authority, McCormick
    Theological Project, Ser A,
    RB (A) (B)
    3.000%, 06/01/34                        1,000          1,000
  Illinois State, Development
    Financing Authority, North
    Shore Country Day Project, RB
    (A) (B)
    3.000%, 07/01/33                        3,000          3,000
  Illinois State, Development
    Financing Authority, Palos
    Community Hospital Project,
    RB (A)
    3.010%, 11/15/11                        3,400          3,400
  Illinois State, Development
    Financing Authority, World
    Communications Project,
    RB (A) (B)
    2.980%, 08/01/15                          100            100
  Illinois State, Economic
    Development Financing
    Authority, Clearbrook
    Project, RB (A) (B)
    3.060%, 06/01/20                        3,200          3,200
  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Cultural
    Pooled Financing Project,
    RB (A) (B)
    3.000%, 07/01/29                        2,865          2,865
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Illinois State, Finance
    Authority, IIT Research
    Institute Project,
    RB (A) (B)
    2.990%, 10/01/34                    $   6,400      $   6,400
  Illinois State, Finance
    Authority, Kohl Childrens
    Museum Project, RB (A) (B)
    3.000%, 07/01/34                        2,280          2,280
  Illinois State, Finance
    Authority, Rest Haven
    Christian Service Project,
    Ser B, RB (A) (B)
    2.990%, 11/15/34                        5,000          5,000
  Illinois State, Finance
    Authority, Richard H Driehaus
    Museum Project, RB (A) (B)
    3.000%, 02/01/35                        4,800          4,800
  Illinois State, Health Facilities
    Authority, Glenkirk Project,
    RB (A) (B)
    3.000%, 02/15/21                          880            880
  Illinois State, Health Facilities
    Authority, Memorial Health
    Systems Project, RB (A) (B)
    3.020%, 10/01/22                        2,600          2,600
  Illinois State, Ser 783, GO,
    FSA (A)
    2.990%, 04/01/27                        2,695          2,695
  Illinois State, State Sales Tax
    Project, Ser A05, RB, FGIC (A)
    3.000%, 06/15/24                        4,450          4,450
  Lake County, Community School
    District No. 73, Ser 329, GO,
    FGIC (A)
    3.030%, 12/01/14                        5,785          5,785
  Macon County, Industrial
    Development Authority,
    Decatur Family YMCA Project,
    RB (A) (B)
    3.180%, 05/01/35                        4,300          4,300
  Oakbrook Terrace, Industrial
    Development Authority,
    Oakbrook Terrace Atrium
    Project, RB (A) (B)
    3.100%, 12/01/25                        2,000          2,000
  Rockford, Wesley Willows
    Obligation, RB (A) (B)
    3.010%, 04/01/32                        4,000          4,000
  Schaumburg, Ser A, GO (A)
    2.970%, 12/01/13                        2,600          2,600
  Schaumburg, Ser B, GO (A)
    2.970%, 12/01/15                        1,700          1,700
  University of Illinois, Utility
    Infrastructure Projects, COP (A)
    2.950%, 08/15/21                          245            245
                                                       ---------
                                                          92,220
                                                       ---------
INDIANA -- 3.7%
  Avon, Community School Building,
    BAN
    3.000%, 11/01/05                        1,000          1,000
  Brownsburg, 1999 School Building
    Authority, RB, FSA
    3.000%, 08/01/05                        1,000          1,001
    3.000%, 02/01/06                        1,000          1,003
  Crawfordsville, Multi-Family
    Housing Authority, Autumn
    Woods Phase II Project,
    Ser A, RB (A) (B)
    2.990%, 01/01/33                        4,150          4,150


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Crawfordsville, Multi-Family
    Housing Authority, Autumn
    Woods Phase II Project,
    Ser B, RB (A) (B)
    3.070%, 01/01/33                    $     990      $     990
  Elkhart County, Industrial
    Development Authority,
    Hubbard Hill Estates Project,
    RB (A) (B)
    2.980%, 11/01/21                        2,685          2,685
  Frankfort, Economic Development
    Authority, Frito-Lay Project,
    RB (A)
    1.850%, 11/01/14                        1,000          1,000
  Indiana Bond Bank, Advanced
    Funding Program Notes
    Project, Ser A, RB (A)
    3.250%, 01/26/06                        7,000          7,043
  Indiana State, Development
    Finance Authority, Cathedral
    High School Project, RB (A) (B)
    3.020%, 09/01/26                          900            900
  Indiana State, Educational
    Facilities Authority, Depauw
    University Project, RB (A) (B)
    2.970%, 07/01/32                          100            100
  Indiana State, Health Facilities
    Financing Authority, Ascension
    Health Credit Group Project,
    Ser A-2, RB (A)
    1.730%, 11/15/36                        4,000          4,000
  Indiana State, Health Facilities
    Financing Authority, Capital
    Access Pool Program, RB (A) (B)
    2.980%, 04/01/13                          290            290
  Indiana State, Health Facilities
    Financing Authority, Margaret
    Mary Community Hospital Project,
    Ser A, RB (A) (B)
    3.020%, 12/01/29                        2,700          2,700
  Indiana State, Health Facilities
    Financing Authority, Mary Sherman
    Hospital Project, RB (A) (B)
    2.990%, 05/01/19                        3,535          3,535
  Indiana State, Transportation
    Finance Authority, Ser B-21,
    RB, FGIC (A)
    3.000%, 12/01/22                        2,000          2,000
  Muncie, Community Schools,
    Temporary Loan Warrants
    2.800%, 12/30/05                        5,800          5,809
  Spencer-Owen, Community
    Schools, TAW
    3.000%, 12/30/05                        1,700          1,704
                                                       ---------
                                                          39,910
                                                       ---------
IOWA -- 2.3%
  Cerro Gordo County, Private
    Schools Facilities, Newman
    Catholic Schools Systems
    Project, RB (A) (B)
    3.070%, 05/01/32                        4,100          4,100
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B)
    3.020%, 06/01/28                          800            800
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Iowa State, Healthcare Facilities
    Authority, Care Initiatives Project,
    RB (A) (B)
    3.020%, 11/01/32                    $   1,865      $   1,865
  Iowa State, Higher Education
    Loan Authority, Morningside
    Project, Ser G, RAN (A) (B)
    3.750%, 05/24/06                        2,000          2,015
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities Project,
    Maharishi University, RB (A) (B)
    3.060%, 10/01/30                        1,400          1,400
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities Project,
    RB (A) (B)
    2.970%, 11/01/32                          300            300
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Des Moines Project,
    RB (A) (B)
    3.020%, 10/01/24                        5,020          5,020
    3.020%, 10/01/33                        1,700          1,700
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Wartburg
    Project, RB (A) (B)
    3.020%, 03/01/30                        4,850          4,850
  Iowa State, Higher Education
    Loan Authority, Private
    Colleges Facilities, Drake
    University Project, RB (A) (B)
    3.020%, 07/01/31                          600            600
  Iowa State, Higher Education
    Loan Authority, Private
    Colleges Facilities,
    Morningside College Project,
    RB (A) (B)
    3.020%, 07/01/26                        2,500          2,500
                                                       ---------
                                                          25,150
                                                       ---------
KANSAS -- 3.5%
  Kansas State, Development
    Finance Authority, Department
    of Administration Project,
    Ser J-2, RB (A)
    2.970%, 12/01/34                        1,700          1,700
  Kansas State, Development
    Finance Authority, Hays
    Medical Center Project,
    Ser N, RB (A) (B)
    3.020%, 05/15/26                          650            650
  Kansas State, Development
    Finance Authority, Village of
    Shalom Obligation Group,
    Ser BB, RB (A) (B)
    2.970%, 11/15/28                          450            450
  Lenexa, Multi-Family Housing
    Authority, Barrington Park
    Apartments Project, Ser A,
     RB (A) (C)
    2.970%, 02/01/23                        4,000          4,000
  Merriam, Multi-Family Housing
    Authority, Pinegate Apartments
    Project, RB (A) (B)
    3.060%, 12/01/26                        6,520          6,520


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Prairie Village, Multi-Family
    Housing Authority, Corinth Place
    Apartments Project, RB (A)
    2.970%, 11/01/30                    $   1,600      $   1,600
  Wyandotte County, Unified
    Government, Municipal
    Temporary Notes, Ser III, GO
    2.750%, 04/01/06                       23,482         23,482
                                                       ---------
                                                          38,402
                                                       ---------
KENTUCKY -- 4.8%
  Kentucky State, Area Development
    Districts Financing Trust,
    Calloway County Fire No. 6
    Project, Ser A, RB (A) (B)
    3.050%, 12/01/32                          535            535
  Kentucky State, Area Development
    Districts Financing Trust,
    Garrison Volunteer Fire Project,
    Ser A, RB (A) (B)
    3.050%, 12/01/32                          100            100
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                       21,500         21,524
  Kentucky State, Association of
    Counties, Ser A, TRAN
    3.000%, 06/30/05                       15,000         15,015
  Kentucky State, Rural Water
    Finance Authority,
    Construction Notes, RB (A)
    2.400%, 10/01/06                        8,000          8,000
  Lexington, Government
    Industrial Building
    Authority, American Horse
    Shows Association Project, RB
    (A) (B)
    3.050%, 12/01/18                        1,875          1,875
  Lexington-Fayette Urban County,
    Educational Facilities
    Authority, Sayre School
    Project, RB (A) (B)
    2.990%, 08/01/21                        2,900          2,900
  Lexington-Fayette Urban County,
    Government Residential
    Facilities, Richmond Place
    Project, RB (A) (B)
    2.750%, 04/01/15                        3,000          3,000
                                                       ---------
                                                          52,949
                                                       ---------
LOUISIANA -- 1.7%
  Louisiana State, Higher
    Education Facilities
    Authority, Northwestern State
    University Student Housing
    Program, Ser A, RB (A) (B)
    3.040%, 08/01/34                        1,500          1,500
  Louisiana State, Public
    Facilities Authority,
    Advanced Funding Project,
    Ser D, RB
    3.000%, 10/20/05                        7,835          7,872
  Louisiana State, Public
    Facilities Authority,
    Emberwood Project, Ser A,
    RB (A) (C)
    3.010%, 11/15/33                        7,000          7,000
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Louisiana State, Public
    Facilities Authority, St.
    Martins Episcopal School
    Project, RB (A) (B)
    3.060%, 09/01/19                    $   2,400      $   2,400
                                                       ---------
                                                          18,772
                                                       ---------
MAINE -- 1.7%
  Maine State, Housing Authority,
    Mortgage Purchase Program,
    Ser E-1, RB, AMBAC (A)
    2.960%, 11/15/32                       17,600         17,600
  Portland, Industrial
    Development Authority, W.W
    Grainger Project, RB (A)
    3.200%, 12/01/10                        1,315          1,315
                                                       ---------
                                                          18,915
                                                       ---------
MARYLAND -- 0.6%
  Frederick, GO (A) (B)
    3.080%, 08/01/11                        3,400          3,400
  Maryland State, Economic
    Development Authority,
    Associated Projects, Ser A,
    RB (A) (B)
    2.960%, 12/01/31                        2,000          2,000
  Maryland State, Industrial
    Development Financing
    Authority, Baltimore
    International Culinary
    Project, RB (A) (B)
    3.070%, 05/01/24                        1,535          1,535
                                                       ---------
                                                           6,935
                                                       ---------
MASSACHUSETTS -- 3.2%
  Lowell, BAN
    3.500%, 03/24/06                        4,350          4,379
  Marblehead, BAN
    3.000%, 08/19/05                        7,510          7,535
  Massachusetts State,
    Development Finance Agency,
    Cardinal Cushing Centers
    Project,
    RB (A) (B)
    2.960%, 02/01/33                        1,700          1,700
  Massachusetts State,
    Development Finance Agency,
    Contemporary Art Project,
    Ser A, RB (A) (B)
    2.970%, 07/01/34                        2,000          2,000
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A)
    2.970%, 06/01/30                        2,100          2,100
  Massachusetts State,
    Development Finance Agency,
    Elderhostel  Project, RB
    (A) (B)
    2.960%, 08/01/30                        2,880          2,880
  Massachusetts State,
    Development Finance Agency,
    ISO New England Project, RB
    (A) (B)
    2.980%, 02/01/32                        1,000          1,000
  Massachusetts State,
    Development Finance Agency,
    Marino Foundation Project, RB
    (A) (B)
    2.960%, 07/01/21                        2,000          2,000
  Massachusetts State, Federal
    Highway Authority, RB (A)
    2.980%, 06/15/09                        1,000          1,000


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Massachusetts State, Health &
    Educational Facilities Authority,
    Bentley College Issue, Ser K,
    RB (A) (B)
    3.030%, 07/01/30                    $   2,000      $   2,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    Berklee College of Music Project,
    Ser D, RB, MBIA (A)
    2.850%, 10/01/27                          415            415
  Massachusetts State, Health &
    Educational Facilities
    Authority, Williams College
    Issue, Ser E, RB (A)
    2.970%, 08/01/14                        1,600          1,600
  Massachusetts State, Industrial
    Finance Agency, Governor
    Dummer Academy Project,
    RB (A) (B)
    2.970%, 07/01/26                          250            250
  Massachusetts State, Water
    Pollution Authority, Ser 867T,
    RB (A)
    2.990%, 08/01/12                        3,835          3,835
  Massachusetts State, Water
    Resources Authority, Ser D,
    RB, FGIC (A)
    2.950%, 11/01/26                        1,000          1,000
  Pembroke, BAN
    3.000%, 08/04/05                        1,500          1,504
                                                       ---------
                                                          35,198
                                                       ---------
MICHIGAN -- 3.6%
  Birmingham, Economic
    Development Authority, Brown
    Street Project, RB (A) (B)
    3.214%, 12/01/18                          975            975
  Essexville-Hampton, Public
    Schools, SAN
    3.600%, 05/31/06                        1,000          1,005
  Farmington Hills, Economic
    Development Authority,
    Brookfield Building
    Association Project,
    RB (A) (B)
    2.543%, 11/01/10                        1,330          1,330
  Grand Valley, Michigan State
    University, RB, XLCA (A)
    2.980%, 09/01/28                       11,000         11,000
  Jackson County, Economic
    Development Authority,
    Limited Thrifty Leoni
    Project, RB (A) (B)
    2.970%, 12/01/14                        1,000          1,000
  Lansing, Economic Development
    Authority, Atrium Office
    Partners Project, RB (A) (B)
    3.150%, 05/01/15                        1,525          1,525
  Michigan State, Job Development
    Authority, Kentwood Residence
    Project, RB (A) (B)
    2.823%, 11/01/14                        3,000          3,000
  Michigan State, Strategic Fund,
    Detroit Symphony Project, Ser A,
    RB (A) (B)
    2.970%, 06/01/31                          200            200
  Michigan State, Strategic Fund,
    Hope Network Project, RB (A) (B)
    2.980%, 04/01/35                        9,110          9,110
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Michigan State, Strategic Fund,
    Pilgrim Manor Project, RB (A) (B)
    3.060%, 05/01/20                    $   3,300      $   3,300
  Michigan State, Strategic Fund,
    YMCA Greater Grand Rapids
    Project, RB (A) (B)
    2.970%, 07/01/34                        3,500          3,500
  Northville Township, Economic
    Development Authority,
    Thrifty Northville Project,
    RB (A) (B)
    2.970%, 05/01/14                        1,500          1,500
  Oakland County, Economic
    Development Authority, Corners
    Shopping Center, RB (A) (B)
    2.150%, 08/01/15                        2,385          2,385
                                                       ---------
                                                          39,830
                                                       ---------
MINNESOTA -- 2.7%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B)
    3.020%, 09/01/29                        7,430          7,430
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B)
    3.020%, 09/01/29                          300            300
  Big Lake, Independent School
    District No. 727, Ser A, GO
    3.000%, 09/12/05                        4,090          4,106
  Bloomington, Commercial
    Development Authority, ATS II
    Project, RB (A) (B)
    3.070%, 03/01/12                        2,100          2,100
  Brooklyn, Center Development
    Authority, Brookdale Office
    Park Project, RB (A) (B)
    3.020%, 12/01/14                        2,455          2,455
  Brooklyn, Center Development
    Authority, Brookdale Project,
    RB (A) (B)
    3.020%, 12/01/14                          500            500
  Coon Rapids, Health Center
    Systems Project, RB (A) (B)
    3.050%, 08/01/15                        2,000          2,000
  Duluth, Economic Development
    Authority, Miller-Dwan Medical
    Center Project, RB (A) (B)
    3.020%, 06/01/19                        1,240          1,240
  Mankato, Area Family YMCA
    Project, RB (A) (B)
    3.070%, 05/01/06                          600            600
  Mankato, Bethany Lutheran College
    Project, Ser B, RB (A) (B)
    3.020%, 11/01/15                        2,200          2,200
  Minneapolis, Minnehaha Academy
    Project, RB (A) (B)
    3.070%, 05/01/26                        3,400          3,400
  Roseville, Healthcare Facilities
    Authority, Presbyterian Homes
    Project, RB (A) (B)
    3.020%, 10/01/29                        1,695          1,695
  Roseville, Multi-Family Housing
    Authority, Rosepointe II
    Project, RB (A) (B)
    3.070%, 09/01/27                        1,355          1,355


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Roseville, Private School
    Facilities, Northwestern
    College Project, RB (A) (B)
    3.020%, 11/01/22                    $     200      $     200
  St. Paul, Housing & Redevelopment
    Authority, Minnesota Public Radio
    Project, RB (A) (B)
    3.020%, 05/01/22                          200            200
                                                       ---------
                                                          29,781
                                                       ---------
MISSISSIPPI -- 0.2%
  Prentiss County, Industrial
    Development Authority,
    Eastern Heidelberg Project,
    Ser A, RB (A) (B)
    2.450%, 10/01/17                        2,500          2,500
                                                       ---------
MISSOURI -- 5.1%
  Clayton, Industrial Development
    Authority, Bailey Court
    Project, RB (A) (B)
    3.110%, 01/01/09                        3,500          3,500
  Kansas City, Industrial Development
    Authority, Springs Apartment
    Project, RB (A) (B)
    3.060%, 09/01/25                        2,350          2,350
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A) (B)
    3.020%, 10/01/17                        4,400          4,400
  Missouri State, Development
    Finance Board Infrastructure
    Authority, St. Louis
    Convention Center Project,
    Ser C, RB (A) (B)
    3.020%, 12/01/20                        3,500          3,500
  Missouri State, Health &
    Educational Facilities
    Authority, Christian Brothers
    Project, Ser A, RB (A) (B)
    3.020%, 10/01/32                        3,800          3,800
  Missouri State, Health &
    Educational Facilities
    Authority, Drury College
    Project, RB (A) (B)
    3.020%, 08/15/24                        1,845          1,845
  Missouri State, Health &
    Educational Facilities
    Authority, Drury University
    Project, RB (A) (B)
    3.020%, 08/15/28                        2,800          2,800
  Missouri State, Health &
    Educational Facilities
    Authority,  St. Joseph-St.
    Pius Project, Ser A,
    RB  (A) (B)
    3.020%, 12/01/29                        2,680          2,680
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    RB (A)
    3.020%, 07/01/32                        1,385          1,385
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project, RB,
    FGIC (A)
    3.020%, 12/01/05                          300            300
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    Ser A, RB (A)
    3.020%, 10/01/09                    $     490      $     490
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    Ser B, RB (A)
    3.020%, 10/01/24                        3,085          3,085
  Missouri State, Public Buildings
    Authority, Ser B38, RB (A)
    3.000%, 10/15/27                        7,970          7,970
  St. Charles County, Industrial
    Development Authority, Sun
    River Village Project, RB (A) (B)
    3.040%, 12/01/27                       12,200         12,200
  St. Louis, Industrial
    Development Authority,
    Schnuck Markets Kirkwood
    Project, RB (A) (B)
    3.050%, 12/01/15                        5,250          5,250
                                                       ---------
                                                          55,555
                                                       ---------
MONTANA -- 1.8%
  Helena, Higher Education Authority,
    Carroll College Campus Housing
    Project, RB (A) (B)
    3.020%, 10/01/32                        3,650          3,650
  Montana State, Board Investment
    Authority, Inter Capital
    Project, RB (A)
    2.600%, 03/01/10                        6,895          6,895
    2.600%, 03/01/28                        6,200          6,200
  Montana State, Health
    Facilities Authority,
    Healthcare Pooled Loan
    Program, Ser A, RB, FGIC (A)
    2.970%, 12/01/15                        3,095          3,095
                                                       ---------
                                                          19,840
                                                       ---------
NEBRASKA -- 0.5%
  Lincoln, Electric Systems
    Authority, Ser B01, RB (A)
    3.000%, 09/01/20                        5,950          5,950
                                                       ---------
NEW MEXICO -- 0.9%
  Albuquerque, Healthcare Authority,
    Lovelace Respiratory Project,
    Ser A, RB (A) (B)
    2.970%, 09/01/25                        6,975          6,975
  Albuquerque, Metropolitan
    Redevelopment Authority,
    Springer Square Project,
    RB (A) (B)
    3.350%, 11/01/17                        3,000          3,000
                                                       ---------
                                                           9,975
                                                       ---------
NEW YORK -- 1.2%
  Albany, Industrial Development
    Agency, Research Foundation
    of the State University of
    New York Project, Ser A, RB (A)
    3.040%, 07/01/32                        1,920          1,920
  Marlboro, Central School
    District, School Building
    Improvements Project, BAN
    3.750%, 04/13/06                        7,000          7,050


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York City, Ser 1079, GO
    3.080%, 04/01/30                    $   3,745      $   3,745
                                                       ---------
                                                          12,715
                                                       ---------
OHIO -- 2.6%
  Franklin County, Healthcare
    Authority, Chelsea-First
    Community Project, RB (A) (B)
    2.990%, 03/01/36                        5,000          5,000
  Hamilton County, Healthcare
    Authority, Sisters of Charity
    Senior Care Center Project,
    RB (A) (B)
    3.040%, 08/01/27                        4,150          4,150
  Lakewood, Hospital Authority,
    RB (A) (B)
    2.920%, 11/01/10                        2,390          2,390
  New Albany, Community
    Authority, Infrastructure
    Improvement Project, Ser C,
    RB (A) (B)
    2.960%, 02/01/25                        2,065          2,065
  North Royalton, BAN
    1.950%, 08/11/05                        1,000          1,000
  Ohio State, American Municipal
    Power Authority, Gorsuch
    Station Project, Sub-Ser A, RAN
    2.850%, 03/31/06                        1,315          1,315
  Ohio State, Higher Education
    Facilities Authority, Kenyon
    College Project, RB (A)
    3.030%, 04/01/22                        3,800          3,800
    3.030%, 08/01/33                        6,500          6,500
  Stark County, Healthcare
    Facilities Authority, Canton
    Christian Home Project, RB (A) (B)
    2.600%, 09/01/15                          960            960
    2.500%, 09/15/16                        1,195          1,195
  University of Toledo, General
    Authority, RB, FGIC (A)
    2.970%, 06/01/32                          100            100
                                                       ---------
                                                          28,475
                                                       ---------
OKLAHOMA -- 1.3%
  Oklahoma City, Ser 743, GO,
    MBIA (A)
    3.000%, 03/01/13                        2,610          2,610
  Tulsa, Industrial Development
    Authority, Ser A, RB (A)
    2.950%, 05/15/17                       12,000         12,000
                                                       ---------
                                                          14,610
                                                       ---------
OREGON -- 1.0%
  Linn County, Ser 1059, RB (A)
    3.010%, 06/15/30                        2,995          2,995
  Multnomah County, Higher
    Education Authority,
    Concordia University Portland
    Project, RB (A) (B)
    3.020%, 12/01/29                        2,040          2,040
  Oregon State, Health, Housing,
    Educational & Cultural
    Authorities, Saint Vincent
    De Paul Project,
    Ser A, RB (A) (B)
    3.030%, 03/01/19                        1,800          1,800
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Portland, Economic Development
    Authority, Broadway Project,
    Ser A, RB, AMBAC (A) (B)
    2.980%, 04/01/35                    $   3,750      $   3,750
                                                       ---------
                                                          10,585
                                                       ---------
PENNSYLVANIA -- 9.7%
  Allegheny County, Industrial
    Development Authority,
    Parkway Center Project,
    Ser A, RB (A) (B)
    3.020%, 05/01/09                        1,735          1,735
  Allegheny County, Industrial
    Development Authority,
    Pittsburgh Theological
    Society Project, RB (A) (B)
    1.650%, 08/01/31                        3,500          3,500
  Allegheny County, Industrial
    Development Authority, Sacred
    Heart High School Project,
    RB (A) (B)
    3.040%, 06/01/22                        1,000          1,000
  Bucks County, Industrial
    Development Authority,
    Pennswood Village Project,
    Ser B, RB (A) (B)
    2.980%, 10/01/34                        2,000          2,000
  Bucks County, St. Mary Hospital
    Authority, Catholic Health
    Project, Ser C, RB (A)
    2.950%, 05/01/44                       11,000         11,000
  Chartiers Valley, Industrial &
    Commercial Development
    Authority, Asbury Place
    Project, Ser A, RB (A) (B)
    2.990%, 12/01/26                        3,570          3,570
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB, AMBAC
    (A) (B)
    2.000%, 11/01/24                        4,000          4,000
  Cumberland County, Municipal
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B)
    2.940%, 12/01/32                        1,800          1,800
  Erie County, Hospital Authority,
    Ser 820, RB, MBIA (A)
    3.000%, 07/01/22                        3,500          3,500
  Hazleton, Industrial Development
    Authority, MMI Preparatory
    School Project, RB (A) (B)
    2.990%, 10/01/24                        2,270          2,270
  Lampeter Strasburg, School
    District, Ser A, GO, FSA (A)
    2.980%, 06/01/19                        3,500          3,500
  Lancaster, Higher Education
    Authority, Franklin & Marshall
    College Project, RB (A)
    3.060%, 04/15/27                        5,410          5,410
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A) (B)
    2.980%, 07/01/33                          600            600
  Middletown, Area School District,
    GO, FSA (A)
    2.980%, 06/01/22                        5,000          5,000


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Montgomery County, Industrial
    Development Authority, Acts
    Retirement Life Community
    Project, RB, Radian Insured (A)
    3.010%, 11/15/29                    $   1,000      $   1,000
  Montgomery County, Industrial
    Development Authority, Exelon
    Project, RB (A) (B)
    2.990%, 12/01/29                        5,000          5,000
  Moon Township, Industrial
    Development Authority,
    Executive Office Association
    Project, RB (A) (B)
    2.990%, 11/01/10                          500            500
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A)
    3.000%, 02/15/27                        1,900          1,900
  Northampton County, Higher
    Educational Authority,
    Lafayette College Project,
    Ser B, RB (A) (B)
    2.920%, 11/01/28                          400            400
  Northampton County, Industrial
    Development Authority, Moravian
    Academy Project, RB (A) (B)
    2.990%, 02/01/18                          900            900
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area
    Project, Ser J-4, RB (A) (B)
    2.990%, 11/01/30                        6,700          6,700
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges Project,
    Ser I-3, RB (A) (B)
    1.950%, 11/01/31                        3,500          3,500
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Drexel University,
    Ser B, RB (A) (B)
    2.940%, 05/01/32                        2,000          2,000
  Pennsylvania State, Public
    School Building Authority,
    Parkland School District
    Project, Ser D, RB, FGIC (A)
    3.010%, 03/01/19                        7,795          7,795
  Pennsylvania State, Public
    School Building Authority,
    Ser A42, RB, FSA (A)
    1.800%, 06/01/28                        2,900          2,900
  Pennsylvania State, Ser A07,
    GO, FGIC (A)
    3.000%, 02/01/14                        1,960          1,960
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Philadelphia
    School Project,
    Ser A-3, RB (A) (B)
    2.990%, 03/01/19                        1,135          1,135
  Philadelphia, Hospital
    Facilities Authority, United
    Hospital Project, RB
    Pre-Refunded @ 100 (F)
    10.875%, 07/01/05                       2,030          2,044
  Philadelphia, Industrial
    Development Authority, School
    for the Deaf Project, RB (A) (B)
    3.010%, 11/01/32                        1,000          1,000
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC (A)
    3.000%, 12/01/20                    $   1,450      $   1,450
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser J, RB, AMBAC (A)
    3.000%, 12/01/20                       14,400         14,400
  Union County, Higher Education
    Facilities, Bucknell University
    Project, Ser B, RB (A)
    2.930%, 04/01/22                        1,335          1,335
  Wilkins, Industrial Development
    Authority, Fairview Extended
    Project, Ser B, RB (A) (B)
    2.910%, 01/01/21                        1,000          1,000
                                                       ---------
                                                         105,804
                                                       ---------
SOUTH CAROLINA -- 0.4%
  South Carolina State, Ser C05,
    GO (A)
    3.000%, 04/01/28                        4,385          4,385
                                                       ---------
SOUTH DAKOTA -- 0.1%
  South Dakota State, Health &
    Educational Facilities
    Authority, Rapid City
    Regional Hospital Project,
    RB, MBIA (A)
    2.970%, 09/01/27                        1,200          1,200
                                                       ---------
TENNESSEE -- 1.4%
  Knox County, Health, Educational &
    Housing Facilities Authority,
    Child & Family Services Project,
    RB (A) (B)
    2.970%, 07/01/14                        1,050          1,050
  Knox County, Health, Educational &
    Housing Facilities Authority, Webb
    School Project, RB (A) (B)
    2.970%, 03/01/19                        1,000          1,000
  Memphis-Shelby County,
    Industrial Development Board,
    University of Tennessee
    Medical Group Project, RB (A) (B)
    3.040%, 03/01/24                        5,900          5,900
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Franklin Road Project, RB (A) (B)
    2.970%, 07/01/21                          535            535
  Sevier County, Public Building
    Authority, Public Projects
    Construction Notes, Ser A-3,
    RB (A)
    2.900%, 04/01/08                        3,000          3,000
  Shelby County, Health, Educational
    & Housing Facilities Authority,
    St. Peter Villa Project, RB (A) (B)
    3.210%, 11/01/22                        2,670          2,670
  Wilson County, Industrial
    Development Authority,
    Hartmann Luggage Project, RB (A)
    2.990%, 07/01/26                        1,100          1,100
                                                       ---------
                                                          15,255
                                                       ---------


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
TEXAS -- 3.8%
  Garland, Healthcare Facilities
    Development Authority, Chambrel
    Club Hill Project, RB (A) (C)
    2.970%, 11/15/32                    $   3,100      $   3,100
  Gulf Coast, Waste Disposal
    Authority, Armco Project,
    RB (A) (B)
    2.990%, 12/01/08                        6,850          6,850
  Houston, Utilities System
    Revenue Authority, Ser B17,
    RB, MBIA (A)
    3.000%, 05/15/27                        4,000          4,000
  Lubbock County, Educational
    Facilities Authority, Lubbock
    Christian University Project,
    RB (A) (B)
    3.030%, 05/01/29                        4,100          4,100
  Lubbock County, Hospital
    District, RB
    5.500%, 02/15/22                        6,000          6,000
  Tarrant County, Multi-Family
    Housing Finance Authority,
    Sierra Project, RB (A) (C)
    2.980%, 02/15/27                        1,800          1,800
  Texas State, TRAN
    3.000%, 08/31/05                       15,550         15,604
                                                       ---------
                                                          41,454
                                                       ---------
UTAH -- 0.6%
  Utah State, Intermountain Power
    Agency, Merlots Project,
    Ser A59, RB, MBIA (A)
    3.000%, 07/01/10                        6,965          6,965
                                                       ---------
VERMONT -- 1.7%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 1, RB
    (A) (B)
    3.060%, 06/01/22                        4,025          4,025
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 2, RB
    (A) (B)
    3.060%, 06/01/27                        4,310          4,310
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Copley Hospital
    Project, Ser A, RB (A) (B)
    2.980%, 10/01/30                        4,210          4,210
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Middlebury College
    Project, Ser A, RB (A)
    1.960%, 11/01/27                        4,000          4,000
  Vermont State, Student Assistance
    Authority, RB (A) (B)
    2.650%, 01/01/08                        1,940          1,940
                                                       ---------
                                                          18,485
                                                       ---------
WASHINGTON -- 3.0%
  Northwest Washington, Electrical
    Revenue Authority, Ser C, RB,
    FSA (A)
    3.040%, 01/01/10                        5,211          5,211
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Port Townsend, Industrial
    Development Authority, Port
    Townsend Paper Project,
    RB (A) (B)
    3.110%, 03/01/09                    $   7,200      $   7,200
  Washington State, GO, FGIC (A)
    3.040%, 07/01/19                        5,170          5,170
  Washington State, Housing
    Finance Commission, Christa
    Project, Ser B, RB (A) (B)
    3.020%, 07/01/11                        2,105          2,105
  Washington State, Housing
    Finance Commission, Panorama
    City Project, RB (A) (B)
    3.000%, 01/01/27                        5,765          5,765
  Washington State, Housing
    Finance Commission, Pioneer
    Human Services Program, RB
    (A) (B)
    2.990%, 07/01/11                          660            660
  Washington State, Housing
    Finance Commission, St
    Vincent De Paul Project,
    Ser A, RB (A) (B)
    3.030%, 02/01/31                        1,705          1,705
  Washington State, Housing
    Finance Commission, Tacoma
    Art Museum Project, RB (A) (B)
    3.020%, 06/01/32                        1,100          1,100
  Washington State, Ser A11, GO,
    MBIA (A)
    3.000%, 06/01/17                        4,155          4,155
                                                       ---------
                                                          33,071
                                                       ---------
WEST VIRGINIA -- 1.7%
  Charleston, Building Commission
    Parking Facilities Authority,
    Charleston Town Center Parking
    Project, Ser A, RB (A) (B)
    3.080%, 12/01/16                        9,955          9,955
  Parkersburg, Industrial
    Development Authority, B-H
    Associates Project, RB (A)
    3.405%, 10/01/14                        3,500          3,500
  Putnam County, Industrial
    Development Authority, FMC
    Project, RB (A) (B)
    2.700%, 10/01/11                        5,300          5,300
                                                       ---------
                                                          18,755
                                                       ---------
WISCONSIN -- 4.9%
  Chippewa Falls, Area Unified
    School District, TRAN
    2.250%, 09/30/05                        3,000          3,002
  Kewaunee County, BAN
    3.000%, 03/30/06                        1,440          1,440
  Menomonee Falls, Industrial
    Development Authority,
    Maysteel Project, RB (A)
    2.060%, 11/01/14                        3,000          3,000
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A) (B)
    3.070%, 07/01/21                        1,425          1,425
  West Salem, School District, TRAN
    2.000%, 09/01/05                        3,300          3,303


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Wisconsin State, Health &
    Educational Facilities
    Authority, Alverno College
    Project, RB (A) (B)
    3.020%, 11/01/17                    $   2,800      $   2,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Blood Center
    Project, Ser A, RB (A) (B)
    3.000%, 06/01/19                        1,850          1,850
  Wisconsin State, Health &
    Educational Facilities
    Authority, Gundersen Lutheran
    Project, Ser B, RB, FSA (A)
    2.970%, 12/01/29                        1,800          1,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Hospice Care
    Holdings Project, RB (A) (B)
    2.950%, 05/01/30                        1,750          1,750
  Wisconsin State, Health &
    Educational Facilities
    Authority, Lutheran College
    Project, RB (A) (B)
    3.020%, 06/01/33                        1,400          1,400
  Wisconsin State, Health &
    Educational Facilities
    Authority, Madison Family
    Medicine Project, RB (A) (B)
    3.060%, 05/01/21                        4,830          4,830
  Wisconsin State, Health &
    Educational Facilities
    Authority, Mercy Health
    Systems Project, Ser C, RB
    (A) (B)
    2.990%, 08/15/23                        2,500          2,500
  Wisconsin State, Health &
    Educational Facilities
    Authority, Meriter Hospital
    Project, RB (A) (B)
    3.020%, 12/01/32                        2,550          2,550
  Wisconsin State, Health &
    Educational Facilities
    Authority, National Regency
    New Berlin Project, RB (A) (B)
    3.020%, 08/15/34                        5,000          5,000
  Wisconsin State, Health &
    Educational Facilities
    Authority, Newcastle Place
    Project, Ser B, RB (A) (B)
    2.990%, 12/01/31                       10,800         10,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Oakwood Project,
    Ser B, RB (A) (B)
    2.990%, 08/15/30                          800            800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Oakwood Village
    Project, RB (A) (B)
    2.990%, 03/01/35                        4,000          4,000
  Wisconsin State, Health &
    Educational Facilities
    Authority, Riverview Hospital
    Association Project, RB (A) (B)
    3.020%, 10/01/30                        1,800          1,800
                                                       ---------
                                                          54,050
                                                       ---------
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Institutional Tax Free Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount      Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MULTI-STATE -- 2.4%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    3.350%, 10/01/12                    $   3,360      $   3,360
    3.150%, 10/01/12                          200            200
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-1, RB (A) (B)
    3.100%, 05/01/28                       11,470         11,470
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-2, RB (A) (B)
    3.100%, 12/10/14                        9,965          9,965
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser A, COP (A) (B)
    3.130%, 07/01/05                        1,255          1,255
  Northwestern Mutual Life
    Insurance, RB (A) (B)
    7.627%, 02/01/09                          130            131
                                                      ----------
                                                          26,381
                                                      ----------
PUERTO RICO -- 0.7%
  Puerto Rico Commonwealth, Bank
    of New York Guaranteed, GO,
    FSA (A)
    2.970%, 07/01/27                        7,500          7,500
                                                      ----------
Total Municipal Bonds
  (Cost $1,118,752) ($ Thousands)                      1,118,752
                                                      ----------

Total Investments -- 102.1%
  (Cost $1,118,752) ($ Thousands) +                   $1,118,752
                                                      ==========

Percentages are based on Net Assets of $1,095,775 ($ Thousands).

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Securities are collateralized under an agreement from FHLMC/FNMA &
         GNMA.
(D)      Security is escrowed to maturity.
(E)      Mandatory Put - the maturity date shown is the put date.
(F)      Pre-Refunded Security - the maturity date shown is the Pre-Refunded date.
ABAG     Association of Bay Area Governments
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RAN      Revenue Anticipation Note
RB       Revenue Bond
SAN      State Aid Anticipation Note
Ser      Series
TA       Tax Allocation
TAW      Tax Anticipation Warrant
TRAN     Tax and Revenue Anticipation Note
XLCA     XL Capital Assurance

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                              SEI Tax Exempt Trust/Quarterly Report/May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
MASSACHUSETTS -- 96.2%
  Boston, Water & Sewer
    Commission, Ser A, RB (A) (B)
    2.900%, 11/01/24                    $   2,825      $   2,825
  Hull, BAN
    3.000%, 07/14/05                        2,000          2,003
  Lowell, BAN
    3.500%, 03/24/06                        2,260          2,275
  Marblehead, BAN
    3.000%, 08/19/05                        2,000          2,007
  Massachusetts Bay, Transportation
    Authority, Ser SG 156, RB (A)
    2.940%, 07/01/30                        2,060          2,060
  Massachusetts State, Central Artery
    Project, Ser A, GO (A)
    2.980%, 12/01/30                          500            500
  Massachusetts State, Development
    Finance Agency, Belmont Day
    School Project, RB (A) (B)
    2.970%, 07/01/31                        2,500          2,500
  Massachusetts State, Development
    Finance Agency, Cardinal
    Cushing Centers Project,
    RB (A) (B)
    2.960%, 02/01/33                        1,200          1,200
  Massachusetts State, Development
    Finance Agency, Elderhostel
    Project, RB (A) (B)
    2.960%, 08/01/30                        2,300          2,300
  Massachusetts State, Development
    Finance Agency, ISO New
    England Project, RB (A) (B)
    2.980%, 02/01/32                        2,000          2,000
  Massachusetts State, Development
    Finance Agency, Jewish Geriatric
    Services Project, RB (A) (B)
    2.970%, 05/15/34                        2,000          2,000
  Massachusetts State, Development
    Finance Agency, Meadowbrook
    School Issue, RB (A) (B)
    2.960%, 08/01/30                          400            400
  Massachusetts State, Development
    Finance Agency, New England
    Deaconess Association Project,
    RB (A) (B)
    2.950%, 06/01/34                        2,600          2,600
  Massachusetts State, Development
    Finance Agency, Scandinavian
    Living Center Project, RB (A) (B)
    3.060%, 11/01/28                        3,000          3,000
  Massachusetts State, Development
    Finance Agency, Smith College
    Project, RB (A) (B)
    2.910%, 07/01/29                        1,600          1,600
  Massachusetts State, Development
    Finance Agency, The Rivers
    School Project, RB (A) (B)
    2.970%, 08/01/32                        1,500          1,500
  Massachusetts State, Development
    Finance Agency, Ursuline
    Academy Dedham Project,
    RB (A) (B)
    2.980%, 05/01/32                        1,300          1,300


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Development
    Finance Agency, Wentworth
    Institute Project, RB,
    AMBAC (A) (B)
    2.970%, 10/01/30                    $   1,000      $   1,000
  Massachusetts State, Federal
    Highway Authority, RB (A)
    2.980%, 06/15/09                        2,500          2,500
  Massachusetts State, Health &
    Educational Facilities Authority,
    Berklee College of Music Project,
    Ser D, RB, MBIA (A)
    2.850%, 10/01/27                        1,500          1,500
  Massachusetts State, Health &
    Educational Facilities Authority,
    Emmanuel College Project,
    RB (A) (B)
    2.930%, 07/01/33                        1,900          1,900
  Massachusetts State, Health &
    Educational Facilities Authority,
    Falmouth Assisted Living Project,
    Ser A, RB (A) (B)
    2.920%, 11/01/26                        1,000          1,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    Merlots Project, Ser A14, RB (A)
    2.990%, 07/01/32                        2,500          2,500
  Massachusetts State, Health &
    Educational Facilities Authority,
    Partners Healthcare System
    Project, Ser P-1, RB, FSA (A)
    2.950%, 07/01/27                          625            625
  Massachusetts State, Health &
    Educational Facilities Authority,
    St. Ann's Home Project, Ser A,
    RB (A) (B)
    3.000%, 03/01/22                        1,370          1,370
  Massachusetts State, Health &
    Educational Facilities Authority,
    University of Massachusetts
    Project, Ser A, RB (A) (B)
    2.920%, 11/01/30                          700            700
  Massachusetts State, Health &
    Educational Facilities Authority,
    Williams College Issue, Ser E,
    RB (A)
    2.970%, 08/01/14                        1,450          1,450
  Massachusetts State, Housing
    Finance Agency, Ser F, RB,
    FSA (A)
    2.940%, 12/01/37                        1,000          1,000
  Massachusetts State, Housing
    Finance Authority, Multi-Family
    Housing Project, Ser A,
    RB (A) (C)
    2.950%, 01/15/10                        1,525          1,525
  Massachusetts State, Industrial
    Finance Agency, Goddard House
    Project, Ser 1995, RB (A) (B)
    2.970%, 11/01/25                        1,715          1,715
  Massachusetts State, Ser 449, GO,
    AMBAC (A)
    2.980%, 02/01/18                        1,385          1,385
  Massachusetts State, Ser C42, GO,
    AMBAC (A)
    2.990%, 12/01/24                        1,000          1,000


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA (A)
    2.980%, 01/01/37                    $   1,960      $   1,960
  Massachusetts State, Water
    Resources Authority, Ser D, RB,
    FGIC (A)
    2.950%, 11/01/26                        1,900          1,900
  Pembroke, BAN
    3.000%, 08/04/05                        2,500          2,506
  Spencer East Brookfield, Regional
    School District, BAN
    3.500%, 04/13/06                        1,495          1,501
                                                       ---------
                                                          61,107
                                                       ---------
PUERTO RICO -- 2.3%
  Puerto Rico, Electric Power
    Authority, Ser A40, RB, MBIA (A)
    2.970%, 07/01/23                          590            590
  Puerto Rico, Electric Power
    Authority, Ser B, RB, MBIA (A)
    2.970%, 07/01/20                          900            900
                                                       ---------
                                                           1,490
                                                       ---------
Total Municipal Bonds
  (Cost $62,597) ($ Thousands)                            62,597
                                                       ---------

Total Investments -- 98.5%
  (Cost $62,597) ($ Thousands) +                       $  62,597
                                                       =========

Percentages are based on Net Assets of $63,536 ($ Thousands).

(A)      Floating Rate Security - the rate reflected on the
         Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Securities are collateralized under an agreement from FNMA
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
FGIC     Financial Guaranty Insurance Company
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
RB       Revenue Bond
Ser      Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.4%
PENNSYLVANIA -- 96.3%
  Allegheny County, Hospital
    Development Authority,
    Presbyterian University Hospital
    Project, Ser B-2, RB (A) (B)
    2.960%, 03/01/18                    $     695      $     695
  Allegheny County, Industrial
    Development Authority, Longwood
    Project, Ser A, RB, Radian
    Insured (A)
    3.000%, 07/01/27                          400            400
  Allegheny County, Industrial
    Development Authority, Parkway
    Center Project, Ser A, RB (A) (B)
    3.020%, 05/01/09                          865            865
  Allegheny County, Industrial
    Development Authority, Pittsburgh
    Theological Society Project, RB
    (A) (B)
    1.650%, 08/01/31                        1,500          1,500
  Allegheny County, Industrial
    Development Authority, Sacred
    Heart High School Project,
    RB (A) (B)
    3.040%, 06/01/22                          500            500
  Bermudian Springs, School District,
    GO, FSA (A)
    2.980%, 05/01/17                        1,400          1,400
  Bucks County, Industrial
    Development Authority,
    Pennswood Village Project, Ser B,
    RB (A) (B)
    2.980%, 10/01/34                        1,000          1,000
  Chartiers Valley, Industrial &
    Commercial Development
    Authority, Asbury Place Project,
    Ser A, RB (A) (B)
    2.990%, 12/01/26                        1,000          1,000
  Cumberland County, Municipal
    Authority, Wesley Affiliated
    Services Project, Ser C,
    RB (A) (B)
    2.960%, 01/01/37                        1,045          1,045
  Dallastown, Area School District
    Authority, GO, FGIC (A)
    3.010%, 05/01/20                        1,000          1,000
  Delaware County, Industrial
    Development Authority, BP Oil
    Project, RB (A)
    2.970%, 12/01/09                        1,000          1,000
  Delaware County, Industrial
    Development Authority, The
    Agnes Irwin School Project,
    RB (A) (B)
    2.950%, 10/01/33                          780            780
  Delaware Valley, Regional Finance
    Authority, RB (A)
    3.000%, 07/01/27                          500            500
  Emmaus, General Authority, Local
    Government Project, RB (A) (B)
    3.000%, 03/01/24                        1,000          1,000
  Emmaus, General Authority, Sub-
    Ser B-23, RB (A) (B)
    3.000%, 03/01/24                        1,400          1,400


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Erie County, Hospital Authority,
    Ser 820, RB, MBIA (A)
    3.000%, 07/01/22                    $   1,400      $   1,400
  Harrisburg, Water Authority, Ser B,
    RB, FSA (A)
    3.010%, 07/15/17                        1,000          1,000
  Lampeter Strasburg, School District,
    Ser A, GO, FSA (A)
    2.980%, 06/01/19                          700            700
  Lancaster, Higher Education
    Authority, Franklin & Marshall
    College Project, RB (A)
    3.060%, 04/15/27                          990            990
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A) (B)
    2.980%, 07/01/33                          600            600
  Lehigh County, General Purpose
    Authority, Phoebe-Devitt Homes
    Project, Ser B, RB (A) (B)
    2.970%, 05/15/21                          415            415
  Montgomery County,
    Redevelopment Authority,
    Kingswood Apartments Project,
    Ser A, RB (A)
    2.920%, 08/15/31                          800            800
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A)
    3.000%, 02/15/27                          500            500
  North Wales, Water Authority, RB
    2.750%, 10/01/05                        1,750          1,756
  Pennsylvania State, Higher
    Education Facilities Authority,
    Lebanon Valley College Project,
    Ser D3, RB (A) (B)
    2.900%, 05/01/19                        1,100          1,100
  Pennsylvania State, Higher
    Educational Facilities Authority,
    Association of Independent
    Colleges Project, Ser I-3,
    RB (A) (B)
    1.950%, 11/01/31                        1,000          1,000
  Pennsylvania State, Higher
    Educational Facilities Authority,
    St. Josephs University Project,
    Ser A, Radian Insured (A)
    3.030%, 05/01/31                          600            600
  Pennsylvania State, Ser A07, GO,
    FGIC (A)
    3.000%, 02/01/14                          990            990
  Pennsylvania State, Temple
    University of the Commonwealth,
    Higher Education Project, RB
    4.000%, 04/28/06                        1,000          1,010
  Pennsylvania State, Turnpike
    Commission, Ser U, RB (A)
    2.950%, 12/01/19                        1,000          1,000
  Philadelphia, Industrial
    Development Authority, City Line
    Holiday Inn Project, Ser 96,
    RB (A) (B)
    2.950%, 12/01/08                        1,000          1,000
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC (A)
    3.000%, 12/01/20                          500            500


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Tax Free Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Southcentral, General Purpose
    Authority, Wellspan Health
    Obligation, Ser A, RB, AMBAC (A)
    3.040%, 06/07/23                    $   1,500      $   1,500
  Wilkins, Industrial Development
    Authority, Fairview Extended
    Project, Ser B, RB (A) (B)
    2.910%, 01/01/21                          500            500
                                                       ---------
                                                          31,446
                                                       ---------
PUERTO RICO -- 3.1%
  Puerto Rico, Public Finance
    Authority, Ser 705 D, RB,
    AMBAC (A)
    2.980%, 08/01/27                        1,000          1,000
                                                       ---------
Total Municipal Bonds
  (Cost $32,446) ($ Thousands)                            32,446
                                                       ---------

Total Investments -- 99.4%
  (Cost $32,446) ($ Thousands) +                       $  32,446
                                                       =========

Percentages are based on Net Assets of $32,643 ($ Thousands).

(A)      Floating Rate Security - the rate reflected on the
         Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC    American Municipal Bond Assurance Company
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Company
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
ALABAMA -- 1.0%
  Alabama State, Private Colleges &
    Universities, Tuskegee University
    Project, Ser A, RB,
    Radian Insured
    Callable 09/01/06 @ 102
    5.700%, 09/01/10                    $     825      $     860
    5.700%, 09/01/11                          870            907
  Alabama State, Special Care
    Facilities Financing Authority,
    Charity Obligation Group Project,
    Ser A, RB (D)
    5.000%, 11/01/06                        2,700          2,777
  Alabama State, Water Pollution
    Control Authority, Revolving Fund
    Loan, Ser B, RB, AMBAC
    5.250%, 08/15/10                        2,000          2,199
  Montgomery, BMC Special Care
    Facilities, Baptist Health Project,
    Ser A-2, RB, MBIA (F)
    4.000%, 11/15/13                        3,000          2,906
                                                       ---------
                                                           9,649
                                                       ---------
ALASKA -- 1.2%
  Alaska State, Energy & Power
    Authority, Bradley Lake Project,
    Ser 3, RB, FSA
    6.000%, 07/01/12                        3,980          4,583
  Alaska State, Energy & Power
    Authority, Bradley Lake Project,
    Ser 4, RB, FSA
    6.000%, 07/01/14                        2,920          3,421
  Alaska State, Housing Finance
    Authority, General Mortgage
    Project, Ser A, RB, MBIA
    5.100%, 12/01/06                        1,805          1,821
  Alaska State, Housing Finance
    Authority, Ser A-1, RB
    Callable 06/01/09 @ 100
    6.000%, 06/01/15                        1,940          2,055
                                                       ---------
                                                          11,880
                                                       ---------
ARIZONA -- 3.6%
  Arizona State, School Facilities
    Board, State School
    Improvements Project, RB
    5.500%, 07/01/10                        3,000          3,341
  Arizona State, Transportation
    Board, Sub-Ser A, RB
    5.000%, 07/01/10                        4,000          4,360
  Maricopa County, Pollution
    Authority, California Edison
    Project, Ser A, RB (A)
    2.900%, 06/01/35                        5,000          4,864
  Mesa, Utility Systems Authority, RB,
    FGIC
    7.125%, 07/01/11                        7,000          8,498
    6.500%, 07/01/11                        3,865          4,560
    5.250%, 07/01/17                        3,000          3,437
  Pima County, Industrial
    Development Authority, Capital
    Appreciation, Ser B, RB
    Callable 03/01/14 @ 101 (E)
    4.550%, 09/01/25                        2,000          2,035


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pima County, Unified School District
    No. 1, GO, FSA
    Callable 07/01/12 @ 100
    4.750%, 07/01/14                    $   3,000      $   3,229
                                                       ---------
                                                          34,324
                                                       ---------
ARKANSAS -- 0.2%
  Arkansas State, Development
    Finance Authority, Mortgage
    Backed Securities Program,
    Ser A, RB
    Callable 01/01/11 @ 100 (E)
    4.700%, 07/01/16                        1,415          1,452
                                                       ---------
CALIFORNIA -- 13.7%
  Anaheim, Public Lease Financing
    Authority, Public Improvements
    Project, Ser C, RB, FSA
    6.000%, 09/01/13                        2,325          2,760
  California State, Economic
    Development Authority, Ser A, GO
    5.250%, 07/01/12                        1,500          1,672
    5.250%, 07/01/14                        3,000          3,371
    5.000%, 07/01/08                        4,000          4,235
    5.000%, 01/01/09                        5,000          5,331
  California State, Economic
    Development Authority, Ser B, GO
    5.000%, 07/01/23                        3,000          3,169
    3.500%, 07/01/23                        3,800          3,848
  California State, GO
    6.600%, 02/01/09                        1,000          1,114
    5.250%, 02/01/11                        2,000          2,193
    5.000%, 02/01/12                        4,000          4,359
    5.000%, 02/01/12                        9,500         10,351
    5.000%, 10/01/12                       12,425         13,637
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                        4,000          4,445
  California State, GO Partially
    Pre-Refunded @ 100 (C)
    6.250%, 10/01/05                          480            485
  California State, GO Partially
    Pre-Refunded @ 101 (C)
    5.250%, 06/01/06                          840            869
  California State, GO, AMBAC
    6.300%, 09/01/10                        2,000          2,305
    5.000%, 02/01/14                        1,000          1,108
  California State, Health Facilities
    Finance Authority, Sisters of
    Providence Project, RB
    5.500%, 10/01/05                        1,100          1,109
  California State, Housing Finance
    Agency, Home Mortgage Project,
    Ser F, RB, MBIA
    Callable 08/01/08 @ 101
    5.000%, 02/01/11                        2,000          2,058
  California State, Housing Finance
    Agency, Single-Family Mortgage
    Project, Ser C-4-Cl I, RB
    Callable 08/01/07 @ 101.5 (E)
    5.050%, 02/01/17                          580            579
  California State, Public Works
    Board, Community Colleges
    Project, Ser A, RB
    5.500%, 12/01/10                        2,475          2,739


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  California State, Public Works
    Board, Department of Corrections
    Project, Ser B, RB
    5.250%, 01/01/13                    $   2,000      $   2,205
  California State, Water Department
    Authority, Central Valley Project,
    Ser Q, RB
    6.000%, 12/01/10                        2,955          3,366
  California State, Water Department
    Authority, Central Valley Project,
    Ser Q, RB (D)
    6.000%, 12/01/10                        2,195          2,524
  California State, Water Department
    Authority, Ser A, RB
    5.500%, 05/01/09                        2,000          2,166
  California Statewide, Communities
    Development Authority, Equity
    Residential Project, Ser C, RB (A)
    5.200%, 12/01/29                        2,750          2,912
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser D,
    RB (A)
    4.350%, 11/01/36                        2,450          2,499
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser E, RB
    3.875%, 04/01/32                        7,500          7,631
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser I, RB (A)
    3.450%, 04/01/35                        3,000          2,978
  Golden State, Tobacco
    Securitization Project,
    Ser 2003-A-1, RB
    Callable 06/01/13 @ 100
    5.000%, 06/01/21                       11,110         11,194
  Kings River, Conservation District,
    Peaking Project, COP
    5.000%, 05/01/12                        2,300          2,458
  Mojave, Water Agency,
    Improvement District, Morongo
    Basin Project, GO, FGIC
    Callable 09/01/06 @ 102
    5.600%, 09/01/12                        1,000          1,053
  Northern California, Tobacco
    Securitization Authority, Asset
    Backed Bonds, Ser B, RB
    Callable 06/01/11@ 100
    4.375%, 06/01/21                        2,250          2,250
  Orange County, Ser A, COP, MBIA
    Callable 07/01/06 @ 102
    5.800%, 07/01/16                        1,000          1,050
  Oroville, Hospital Project, Ser A, RB
    Callable 12/01/05 @ 102
    5.500%, 12/01/06                        1,000          1,031
  Southern California, Metropolitan
    Water District, Ser B, RB
    5.000%, 07/01/14                        3,800          4,242
  Temecula Valley, Unified School
    District, GO, FSA
    5.250%, 08/01/15                        2,000          2,283
  Torrance, Redevelopment Agency,
    Senior Lien, Ser C, TA, MBIA
    5.000%, 09/01/08                        1,585          1,688


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  University of California, Ser A, RB,
    AMBAC
    5.000%, 05/15/13                    $   5,500      $   6,119
                                                       ---------
                                                         131,386
                                                       ---------
COLORADO -- 0.9%
  Colorado State, Department of
    Transportation, Ser B, RAN, MBIA
    5.000%, 06/15/11                        5,000          5,500
  Colorado State, Healthcare
    Facilities Authority, Catholic
    Health Initiatives Project,
    Ser A, RB
    5.500%, 12/01/06                        1,000          1,033
    5.500%, 12/01/07                        1,000          1,060
  Colorado State, Housing Finance
    Authority, Single-Family Housing
    Project, Ser C-3, RB
    Callable 11/01/07 @ 105
    6.750%, 05/01/17                           95            100
  Colorado State, Housing Finance
    Authority, Single-Family Housing
    Project, Sub-Ser C, RB
    Callable 08/01/11 @ 102
    4.875%, 08/01/13                          545            558
                                                       ---------
                                                           8,251
                                                       ---------
CONNECTICUT -- 0.2%
  Connecticut State, Health &
    Educational Facilities Authority,
    Quinnipac University Project,
    Ser F, RB, Radian Insured (A)
    2.940%, 07/01/31                        1,000          1,000
  Connecticut State, Special Tax
    Obligation, Ser B, RB
    6.125%, 09/01/12                        1,100          1,268
                                                       ---------
                                                           2,268
                                                       ---------
DISTRICT OF COLUMBIA -- 1.3%
  District of Columbia, Convention
    Center Project, Senior Lien, RB,
    AMBAC
    5.250%, 10/01/12                        3,000          3,204
  District of Columbia, Metropolitan
    Washington Airport, Ser A, RB,
    MBIA
    5.000%, 10/01/12                        2,645          2,857
  District of Columbia, Ser A-1, GO,
    MBIA
    6.500%, 06/01/09                        1,085          1,223
  District of Columbia, Ser B, GO,
    MBIA
    6.000%, 06/01/11                        4,420          5,056
                                                       ---------
                                                          12,340
                                                       ---------
FLORIDA -- 2.2%
  Dade County, Ser CC, GO, AMBAC
    7.125%, 10/01/08                        1,470          1,691
  Florida State, Department of
    Transportation, Ser A, RB
    5.000%, 07/01/15                        4,725          5,209
  Florida State, Division of Finance
    Board, Environmental Protection
    Project, RB, FSA
    6.000%, 07/01/13                        3,490          4,123


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Florida State, Housing Finance
    Authority, Homeowner Mortgage
    Project, Ser 1, RB, FSA
    Callable 07/01/10 @ 100
    5.750%, 01/01/17                    $     270      $     270
  Greater Orlando, Aviation Authority,
    RB, FGIC
    5.000%, 10/01/07                        1,185          1,232
  Hillsborough County, Aviation
    Authority, Tampa International
    Airport Project, Ser A, RB, FSA
    5.500%, 10/01/09                        4,820          5,258
  Palm Beach County, Solid Waste
    Authority, Ser A, RB, AMBAC
    6.000%, 10/01/08                        3,300          3,597
                                                       ---------
                                                          21,380
                                                       ---------
GEORGIA -- 3.1%
  Atlanta, Water & Wastewater
    Authority, RB, FSA
    5.250%, 11/01/14                        1,500          1,701
  Georgia State, Municipal Electric
    Power Authority, RB, AMBAC
    7.000%, 01/01/08                        4,355          4,785
  Georgia State, Municipal Electric
    Power Authority, RB, AMBAC (D)
    7.000%, 01/01/08                          145            160
  Georgia State, Municipal Electric
    Power Authority, RB, MBIA
    6.500%, 01/01/12                        3,235          3,696
  Georgia State, Ser C, GO
    6.250%, 08/01/13                        4,000          4,799
    6.000%, 07/01/10                        2,610          2,965
  Georgia State, Ser D, GO
    6.700%, 08/01/10                        3,600          4,209
  Metropolitan Atlanta, Rapid Transit
    Authority, Ser E, RB (D)
    7.000%, 07/01/11                        4,000          4,666
  Savannah, Hospital Authority, St.
    Joseph's Health Systems Project,
    Ser B, RB, FSA
    Callable 01/01/09 @ 101
    5.250%, 07/01/09                        2,625          2,827
                                                       ---------
                                                          29,808
                                                       ---------
HAWAII -- 0.3%
  Hawaii State, Ser CZ, GO, FSA
    Pre-Refunded @ 100 (C)
    5.250%, 07/01/12                        2,120          2,380
                                                       ---------
IDAHO -- 0.5%
  Idaho State, Healthcare Facilities
    Authority, St. Lukes Medical
    Center Project, RB, FSA (A)
    2.860%, 07/01/30                        4,200          4,200
  Idaho State, Housing & Finance
    Association, Single-Family
    Mortgage Project, Ser C, RB
    Callable 01/01/11 @ 100
    5.600%, 01/01/21                          425            444
                                                       ---------
                                                           4,644
                                                       ---------


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
ILLINOIS -- 6.2%
  Chicago, Board of Education,
    School Reform Project, Ser A,
    GO, FGIC
    5.250%, 12/01/17                    $   2,330      $   2,665
  Chicago, Metropolitan Water
    Reclamation District, GO
    6.500%, 12/01/07                        2,250          2,444
  Chicago, Metropolitan Water
    Reclamation District, Greater
    Chicago Capital Improvements
    Project, GO
    6.900%, 01/01/07                        3,500          3,644
  Chicago, Ohare International
    Airport, RB, AMBAC
    Callable 01/01/2010 @ 101
    5.500%, 01/01/12                        5,500          5,961
  Chicago, Public Building Commerce
    Building, Chicago Transit
    Authority, RB, AMBAC
    5.000%, 03/01/13                        2,000          2,200
  Chicago, Ser A-2, GO, AMBAC
    6.125%, 01/01/12                        5,000          5,797
  Chicago, Tax Increment Allocation,
    Ser A, TA, AMBAC (F)
    4.150%, 12/01/07                        6,970          6,439
  Cook County, GO, MBIA (D)
    7.250%, 11/01/07                        2,000          2,064
  Granite City, Madison County,
    Waste Management Project, RB
    3.850%, 05/01/27                        3,000          2,992
  Illinois State, Development
    Financing Authority, Community
    Rehabilitation Providers Project,
    Ser A, RB
    5.700%, 07/01/07                        1,290          1,331
    5.600%, 07/01/05                        2,235          2,236
  Illinois State, Development
    Financing Authority, Student
    Housing Project, Ser A, RB
    5.000%, 06/01/11                        1,040          1,096
  Illinois State, Educational Facilities
    Authority, Loyola University
    Project, Ser A, RB (D)
    7.000%, 07/01/07                        4,585          4,855
  Illinois State, Health Facilities
    Authority, Centegra Health
    Systems Project, RB
    5.500%, 09/01/06                        2,375          2,425
  Illinois State, Health Facilities
    Authority, Condell Medical Center
    Project, RB
    6.000%, 05/15/10                        1,070          1,146
  Illinois State, Health Facilities
    Authority, Decatur Memorial
    Hospital Project, RB
    5.500%, 10/01/10                        1,050          1,143
    5.500%, 10/01/11                        1,150          1,258
  Illinois State, Metropolitan Pier &
    Exposition, McCormick Project,
    Ser A, RB, MBIA (F)
    4.087%, 12/15/16                        2,330          1,439
  Lake County, Forest Preservation
    District, GO (F)
    2.600%, 12/01/07                        4,000          3,690


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  University of Illinois, Auxiliary
    Facilities System, Ser A, RB,
    AMBAC
    5.500%, 04/01/14                    $   2,000      $   2,285
  University of Illinois, Auxiliary
    Facilities System, Ser B, RB,
    FGIC
    5.500%, 04/01/15                        1,635          1,877
                                                       ---------
                                                          58,987
                                                       ---------
INDIANA -- 1.8%
  Hammond, Multi-School Building
    Authority, First Mortgage Project,
    RB, MBIA (D)
    6.000%, 01/15/06                          895            913
  Indiana State, Health Facilities
    Financing Authority, Ascension
    Health Sub Credit Project,
    Ser A, RB
    5.000%, 04/01/11                        4,900          5,261
  Indiana State, Health Facilities
    Financing Authority, Clarian
    Health Hospital Project, Ser B,
    RB (A)
    2.910%, 03/01/30                        1,400          1,400
  Indiana State, Housing Finance
    Authority, Ser A, RB (E)
    6.600%, 07/01/05                          185            186
  Indiana State, Office Building
    Commission, State Office Building
    II Facilities Project, Ser D, RB
    6.900%, 07/01/11                        5,650          6,380
  Indianapolis, Thermal Energy
    Systems Project, Ser A, RB, MBIA
    Callable 10/01/11 @ 101
    5.500%, 10/01/12                        2,860          3,226
                                                       ---------
                                                          17,366
                                                       ---------
KANSAS -- 0.9%
  Wyandotte County, Unified
    Government Authority, Ser 2004,
    RB, AMBAC
    Callable 09/01/14 @ 105
    5.650%, 09/01/15                        7,245          8,450
                                                       ---------
LOUISIANA -- 1.0%
  De Soto Parish, Pollution Control
    Authority, International Paper
    Projects, Ser A, RB
    5.000%, 10/01/12                        2,600          2,753
  Jefferson Parish, Hospital Service
    Authority, District No. 2, RB, FGIC
    Callable 12/1/05 @ 100
    5.250%, 12/01/15                        5,450          5,521
  Louisiana State, Housing Finance
    Authority, Single-Family Mortgage
    Housing Project, Ser A-1, RB
    Callable 12/01/07 @ 104 (E)
    6.650%, 06/01/15                          860            902
                                                       ---------
                                                           9,176
                                                       ---------


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MAINE -- 0.1%
  Maine State, Housing Authority,
    Mortgage Purchase Project,
    Ser D-1, RB
    4.850%, 11/15/06                    $   1,000      $   1,025
                                                       ---------
MASSACHUSETTS -- 4.4%
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    5.500%, 03/01/12                        3,300          3,637
  Massachusetts Bay, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/19                        5,000          5,600
  Massachusetts Bay, Transportation
    Authority, Ser C, RB
    5.250%, 07/01/13                        1,500          1,687
  Massachusetts State, Construction
    Loan, Ser A, RB
    5.250%, 08/01/13                        3,000          3,364
  Massachusetts State, Construction
    Loan, Ser B, GO, FSA
    Pre-Refunded @ 100 (C)
    5.500%, 03/01/12                        4,000          4,500
  Massachusetts State, Construction
    Loan, Ser C, GO, AMBAC
    5.000%, 08/01/10                        4,810          5,237
  Massachusetts State, Construction
    Loan, Ser C, RB, AMBAC (D)
    5.000%, 08/01/10                          190            207
  Massachusetts State, Construction
    Loan, Ser E, GO, FSA
    Pre-Refunded @ 100 (C)
    5.250%, 01/01/13                        3,075          3,425
  Massachusetts State, Development
    Finance Agency, Biomedical
    Research Project, Ser C, RB
    Callable 08/01/10 @ 101
    6.000%, 08/01/11                        1,000          1,101
  Massachusetts State, Health &
    Educational Facilities Authority,
    Lowell General Hospital Project,
    Ser B, RB, FSA
    Callable 06/01/07 @ 102
    5.250%, 06/01/11                        1,585          1,677
  Massachusetts State, Housing
    Finance Agency, Single-Family
    Housing Project, Ser 44, RB
    Callable 06/01/05 @ 102
    5.900%, 12/01/13                          265            269
  Massachusetts State, Municipal
    Wholesale Electric Project
    No. 6-A, RB, MBIA
    5.500%, 07/01/09                        4,000          4,354
  Massachusetts State, Ser C,
    GO, FSA
    5.500%, 12/01/17                        3,000          3,506
  Massachusetts State, Water
    Resources Authority, Ser A,
    RB, FGIC
    6.125%, 08/01/11                        1,500          1,736
  Massachusetts State, Water
    Resources Authority, Ser D,
    RB, MBIA
    5.500%, 08/01/10                        2,000          2,220
                                                       ---------
                                                          42,520
                                                       ---------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MICHIGAN -- 4.2%
  Detroit, Convention Facilities, Cobo
    Hall Project, RB, MBIA
    5.000%, 09/30/12                    $   2,000      $   2,202
  Grand Haven, Electric Authority,
    RB, MBIA
    5.500%, 07/01/16                        6,960          8,104
  Greater Detroit, Resource Recovery
    Authority, Ser B, RB, AMBAC
    6.250%, 12/13/07                        2,000          2,162
  Kent, Hospital Finance Authority,
    Spectrum Health Project,
    Ser A, RB
    5.250%, 01/15/07                        1,975          2,033
  Kent, Hospital Finance Authority,
    Spectrum Health Project,
    Ser B, RB
    5.000%, 07/15/11                        2,250          2,433
  Michigan State, Environmental
    Protection Program, GO
    6.250%, 11/01/12                        3,000          3,450
  Michigan State, Underground
    Storage Project, Ser I, RB,
    AMBAC
    Pre-Refunded  @ 101 (C)
    6.000%, 05/01/06                        3,600          3,738
  University of Michigan, Hospital
    Project, RB
    5.000%, 12/01/07                        5,450          5,713
  Wayne Charter County, Detroit
    Metro Project, Ser A, RB, MBIA
    5.250%, 12/01/11                        9,645         10,296
                                                       ---------
                                                          40,131
                                                       ---------
MISSISSIPPI -- 0.1%
  Mississippi State, Hospital
    Equipment & Facilities Authority,
    Rush Medical Foundation Project,
    Ser A, RB
    5.400%, 01/01/07                          420            431
  Mississippi State, Single-Family
    Housing Authority, Ser D, Cl 6,
    RB (A) (E)
    6.650%, 07/01/12                          415            444
                                                       ---------
                                                             875
                                                       ---------
MISSOURI -- 0.0%
  Missouri State, Health &
    Educational Facilities Authority,
    Washington University Project,
    Ser B, RB (A)
    2.980%, 03/01/40                          100            100
                                                       ---------
NEW JERSEY -- 4.0%
  Gloucester County, Solid Waste
    Improvement Authority, Waste
    Management Project, Ser A,
    RB (A)
    6.850%, 12/01/29                        2,000          2,244
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
    5.500%, 09/01/15                        3,110          3,553


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New Jersey State, Educational
    Facilities Authority, Higher
    Education Capital Improvements
    Project, Ser B, RB
    5.750%, 09/01/10                    $   4,220      $   4,720
  New Jersey State, Equipment Lease
    Purchase, Ser A, COP
    5.000%, 06/15/11                        4,000          4,295
    5.000%, 06/15/14                        2,500          2,700
  New Jersey State, Transportation
    Authority, Federal Transportation
    Administration Grants, Ser B,
    COP, AMBAC
    5.500%, 09/15/12                        4,000          4,464
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser A, RB, AMBAC
    5.500%, 12/15/13                        5,000          5,725
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser A, RB, MBIA
    5.250%, 12/15/14                        2,000          2,255
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser B, RB, FGIC
    5.250%, 12/15/14                        2,000          2,255
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser B, RB, MBIA
    6.500%, 06/15/11                        4,000          4,670
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser C, RB, FSA
    5.750%, 12/15/12                        1,500          1,723
                                                       ---------
                                                          38,604
                                                       ---------
NEW MEXICO -- 1.0%
  Farmington, Pollution Control,
    Ser B, RB, FGIC
    3.550%, 04/01/29                        5,000          5,037
  Jicarilla, Apache Nation Reservation
    Project, Ser A, RB
    5.000%, 09/01/11                        1,000          1,054
    5.000%, 09/01/13                        3,200          3,432
  New Mexico State, Mortgage
    Finance Authority, Single-Family
    Mortgage Program, Ser C-3, RB
    Callable 01/01/07 @ 102 (E)
    5.950%, 07/01/28                          490            509
                                                       ---------
                                                          10,032
                                                       ---------
NEW YORK -- 16.3%
  Dutchess County, Industrial
    Development Authority, IBM
    Project, RB (A)
    Callable 12/01/09 @ 100
    5.450%, 12/01/29                        5,500          5,966
  Long Island, Power Authority, New
    York Electric Systems Project,
    Ser A, RB, AMBAC
    6.000%, 12/01/07                        6,000          6,443


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Nassau County, Tobacco Authority
    Asset Backed Project, Ser A, RB
    Callable 07/15/09 @ 101
    5.600%, 07/15/14                    $   2,835      $   2,874
  New York City, Municipal
    Assistance Authority, Ser I, RB
    Callable 07/01/07 @ 102
    6.250%, 07/01/08                        2,000          2,176
  New York City, Ser B, GO
    5.500%, 08/01/11                        2,000          2,226
    5.500%, 08/01/12                        5,000          5,601
    5.250%, 08/01/11                        2,000          2,197
    5.250%, 08/01/12                        4,975          5,497
  New York City, Ser B, GO, XLCA
    7.250%, 08/15/07                        3,790          4,128
  New York City, Ser B, GO,
     XLCA (D)
    7.250%, 08/15/07                          210            230
  New York City, Ser C, GO
    5.250%, 08/01/09                        2,665          2,873
    5.000%, 08/01/07                        5,000          5,208
  New York City, Ser G, GO
    5.500%, 08/01/09                        5,000          5,438
    5.000%, 08/01/11                        2,000          2,170
  New York City, Ser H, GO, FGIC
    5.000%, 08/01/15                        3,500          3,854
  New York City, Ser I, GO
    5.000%, 08/01/13                        2,000          2,185
  New York City, Ser I, GO, AMBAC
    5.750%, 03/15/07                          520            540
  New York City, Ser J, GO
    6.125%, 08/01/11                          370            396
    5.000%, 03/01/12                        1,000          1,084
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser A, RB (A)
    5.500%, 11/01/26                        3,000          3,340
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser C, RB
    5.500%, 02/01/09                          940          1,019
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser C, RB (D)
    5.500%, 02/01/09                          150            163
  New York State, Dormitory
    Authority, City University
    Construction Project, Ser A, RB
    5.000%, 07/01/07                        4,000          4,153
  New York State, Dormitory
    Authority, Department of Health
    Project, RB
    5.250%, 07/01/10                        3,040          3,314
  New York State, Dormitory
    Authority, New York Methodist
    Hospital Project, RB
    5.250%, 07/01/12                        1,575          1,729
    5.250%, 07/01/13                        1,760          1,938
    5.250%, 07/01/14                        1,855          2,043
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    Callable 02/01/08 @ 101
    4.400%, 08/01/13                          295            299
  New York State, Dormitory
    Authority, Ser B, RB
    Callable 05/15/12 @ 100 (A)
    5.250%, 11/15/23                       10,000         10,994


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York State, Dormitory
    Authority, Ser B, RB,
    XLCA (A)
    5.250%, 07/01/32                    $   4,275      $   4,778
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project, RB,
    MBIA
    6.000%, 05/15/15                        4,000          4,547
  New York State, Dormitory
    Authority, State University
    Educational Facilities, Ser A, RB,
    MBIA
    5.500%, 05/15/13                        8,125          9,313
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB
    5.750%, 06/15/12                          190            220
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, RB, MBIA
    6.000%, 06/15/12                        3,250          3,782
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                        2,000          2,190
  New York State, Medical Care
    Facilities Finance Agency, St.
    Luke's Hospital Project, Ser A,
    RB
    5.600%, 08/15/13                          920            942
  New York State, Mortgage Agency,
    Homeowner Mortgage Project,
    Ser 87, RB
    Callable 09/01/09 @ 100
    5.150%, 04/01/17                        1,745          1,759
  New York State, Tobacco
    Settlement Financing, Ser A-1, RB
    Callable 06/01/06 @ 100
    5.250%, 06/01/12                        1,525          1,560
  New York State, Tobacco
    Settlement Financing,
    Ser C-1, RB
    Callable 06/01/05 @ 100
    5.500%, 06/01/09                        6,050          6,050
  New York State, Urban
    Development, Capital Correctional
    Facilities Project, Ser A, RB, FSA
    6.500%, 01/01/10                        4,135          4,736
  New York State, Urban
    Development, Ser A, RB
    5.250%, 01/01/21                        2,750          2,932
    5.000%, 01/01/17                        1,175          1,263
  New York State, Urban
    Development, Ser A, RB, MBIA
    5.250%, 01/01/11                       18,000         19,890
  Tsasc, New York TFABS,
    Ser 1, RB
    Callable 07/15/09 @ 101
    5.750%, 07/15/15                        2,520          2,704
                                                       ---------
                                                         156,744
                                                       ---------
NORTH CAROLINA -- 2.1%
  Charlotte, Convention Facilities
    Project, Ser A, COP
    5.000%, 08/01/11                        2,000          2,185
    5.000%, 08/01/13                        7,300          8,030


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  North Carolina State, Municipal
    Power Agency, RB, MBIA
    7.250%, 01/01/07                    $   2,000      $   2,130
  North Carolina State, Municipal
    Power Agency, Ser A, RB, MBIA
    5.750%, 01/01/09                        6,850          7,484
                                                       ---------
                                                          19,829
                                                       ---------
OHIO -- 0.9%
  Erie County, Hospital Facilities
    Authority, Firelands Regional
    Medical Center, Ser A, RB
    5.500%, 08/15/10                        1,000          1,071
  Lakewood, Hospital Improvements
    Authority, Lakewood Hospital
    Association Project, RB
    5.500%, 02/15/13                        2,500          2,750
  Ohio State, Common Schools,
    Capital Facilities Project,
    Ser B, GO
    5.500%, 09/15/13                        2,500          2,864
  Ohio State, GO
    6.100%, 08/01/12                        2,000          2,346
                                                       ---------
                                                           9,031
                                                       ---------
OKLAHOMA -- 0.1%
  Oklahoma State, Industrial
    Development Authority, Integris
    Baptist Health Systems Project,
    RB, AMBAC
    5.250%, 08/15/06                        1,255          1,290
                                                       ---------
OREGON -- 0.2%
  Cow Creek, Band Umpqua Tribe of
    Indians, Ser B, RB, AMBAC
    5.100%, 07/01/12                        1,900          1,923
                                                       ---------
PENNSYLVANIA -- 3.7%
  Delaware Valley, Regional Finance
    Authority, RB
    5.750%, 07/01/17                        3,000          3,489
    5.500%, 07/01/12                        5,925          6,615
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                        2,500          2,519
  Montgomery County, Higher
    Education & Health Authority,
    Abington Memorial Hospital
    Project, Ser A, RB, AMBAC
    5.000%, 06/01/08                        1,000          1,057
  New Castle Area, Hospital Authority,
    Jameson Memorial Hospital, RB,
    MBIA
    5.500%, 07/01/08                        1,605          1,719
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation, Ser A, RB, MBIA
    5.500%, 11/15/08                        1,000          1,059


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pennsylvania State, Higher
    Education Facilities Authority,
    University of Pennsylvania Health
    Systems Project, Ser A, RB,
    AMBAC
    5.000%, 08/15/14                    $   2,000      $   2,200
  Pennsylvania State, Higher
    Education Facilities Authority,
    Waynesburg College Project,
    Ser J4, RB (A) (B)
    3.300%, 05/01/32                        3,600          3,555
  Pennsylvania State, Housing
    Finance Agency, Single-Family
    Mortgage Project, RB
    Callable 10/01/06 @ 102 (E)
    5.300%, 10/01/07                        1,000          1,026
  Pennsylvania State, Industrial
    Development Authority, RB,
    AMBAC
    7.000%, 07/01/07                        1,000          1,082
  Philadelphia, School District, Ser B,
    GO, FGIC
    5.500%, 08/01/09                        4,400          4,818
  Sayre, Healthcare Facilities, Guthrie
    Health Project, Ser A, RB
    6.000%, 12/01/11                        3,420          3,781
  Scranton-Lackawanna, Health &
    Welfare Authority, Community
    Medical Center Project, RB, MBIA
    5.500%, 07/01/07                        2,585          2,719
  Westmoreland County, Municipal
    Authority, Special Obligation,
    GO (D)
    9.125%, 07/01/10                           95            105
                                                       ---------
                                                          35,744
                                                       ---------
RHODE ISLAND -- 0.9%
  Rhode Island State, Economic
    Development Authority, Ser A,
    GAN
    5.000%, 06/15/08                        3,655          3,871
  Rhode Island State, Housing &
    Mortgage Finance Authority,
    Homeownership Opportunity
    Project, Ser 25A, RB
    Callable 10/01/07 @ 101.5
    4.950%, 10/01/16                          835            847
  Rhode Island State, Housing &
    Mortgage Finance Authority,
    Homeownership Opportunity
    Project, Ser 49-C, RB
    4.000%, 03/20/08                        4,000          4,085
                                                       ---------
                                                           8,803
                                                       ---------
SOUTH CAROLINA -- 1.8%
  Piedmont, Municipal Power Agency,
    South Carolina Electric, Ser A,
    RB, FGIC
    6.500%, 01/01/16                          800            992
  Piedmont, Municipal Power Agency,
    South Carolina Electric, Ser A,
    RB, FGIC (D)
    6.500%, 01/01/16                        1,020          1,275
  Richland County, International
    Paper Projects, Ser A, RB
    4.250%, 10/01/07                        5,150          5,234


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  South Carolina State, Hospital
    Facilities Authority, Medical
    University Project, RB
    Pre-Refunded @ 101 (C)
    5.625%, 07/01/09                    $   2,885      $   3,186
  South Carolina State, Housing
    Authority, Homeownership
    Mortgage Project, Ser A, RB
    Callable 07/01/05 @ 102
    6.375%, 07/01/16                          320            324
  South Carolina State,
    Transportation Infrastructure
    Authority, Ser A, RB, AMBAC
    5.000%, 10/01/11                        1,665          1,835
  Spartanburg County, School District
    No. 5, COP, MBIA
    Pre-Refunded @ 102 (C)
    5.400%, 07/01/05                        1,000          1,022
  Western Carolina, Regional Sewer
    Authority, Ser B, RB, FSA
    5.000%, 03/01/14                        3,235          3,607
                                                       ---------
                                                          17,475
                                                       ---------
SOUTH DAKOTA -- 0.2%
  South Dakota State, Health &
    Educational Facilities Authority,
    McKennan Hospital Project, RB,
    MBIA
    6.000%, 07/01/08                        1,025          1,110
  South Dakota State, Health &
    Educational Facilities Authority,
    Prairie Healthcare Project, RB,
    ACA Insured
    5.200%, 04/01/08                          650            675
                                                       ---------
                                                           1,785
                                                       ---------
TENNESSEE -- 2.1%
  Hendersonville, Industrial
    Development Authority, Ashford
    83 Association Project, RB
    Callable 12/15/06 @ 102
    5.950%, 12/15/08                          720            745
  Memphis, General Improvements,
    GO
    5.250%, 11/01/13                        2,000          2,255
  Metropolitan Government Nashville
    & Davidson Counties, Cab
    Converter, RB, FGIC
    7.700%, 01/01/12                        5,000          6,002
  Metropolitan Nashville, Airport
    Authority, Improvements Project,
    Ser A, RB
    6.600%, 07/01/08                        2,000          2,201
  Shelby County, Health &
    Educational Facilities Authority,
    Baptist Memorial Healthcare,
    Ser A, RB (A)
    5.000%, 09/01/20                        8,200          8,588
                                                       ---------
                                                          19,791
                                                       ---------
TEXAS -- 9.8%
  Austin, Utility Systems, RB, AMBAC
    6.750%, 11/15/12                       10,090         12,209
  Birdville, Independent School
    District, GO
    5.000%, 02/15/10                        2,300          2,487


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Carrollton, Farmers Branch
    Independent School District, GO
    5.500%, 02/15/11                    $   3,905      $   4,356
  Carrollton, Farmers Branch
    Independent School District, GO
    Callable 02/15/09 @ 100
    5.750%, 02/15/10                        1,605          1,751
  Cypress-Fairbanks, Independent
    School District, GO
    6.750%, 02/15/08                        1,000          1,097
  Deer Park, Independent School
    District, GO
    6.000%, 02/15/08                        2,000          2,156
  Harris County, GO (D)
    6.000%, 12/15/11                        3,895          4,505
  Harris County, Health Facilities
    Development Authority, Christus
    Health Project, Ser A, RB, MBIA
    5.375%, 07/01/08                        3,845          4,075
  Harris County, Health Facilities
    Development Authority, Memorial
    Hospital Systems Project, Ser A,
    RB, MBIA
    6.000%, 06/01/09                        1,825          2,015
  Harris County, Toll Road Authority,
    Ser B-2, RB, FGIC (A)
    5.000%, 08/15/21                        5,000          5,320
  Harris County, Toll Road Authority,
    Sub Lien, RB, FGIC
    6.000%, 08/01/12                        6,000          6,976
  Houston, Airport Systems Authority,
    Sub Lien, Ser A, RB, FSA
    6.000%, 07/01/09                        5,000          5,463
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B, RB,
    AMBAC
    5.500%, 09/01/09                        2,500          2,737
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B, RB,
    AMBAC (F)
    5.210%, 09/01/15                        5,500          3,586
  Houston, Ser C, GO
    7.000%, 03/01/08                        3,660          3,901
  Houston, Ser C, GO
    Pre-Refunded @ 100 (C)
    7.000%, 03/01/06                          340            351
  Humble Island, Independent School
    District, Ser A, GO
    5.250%, 02/15/14                        2,635          2,958
    5.000%, 02/15/13                        3,510          3,865
  Northside, Independent School
    District, GO
    5.000%, 06/15/13                        2,270          2,503
  Northside, Independent School
    District, Ser A, GO
    5.000%, 02/15/12                        2,170          2,382
  San Antonio, Airport Systems
    Authority, Ser 2003, RB, FSA
    6.000%, 07/01/12                        2,045          2,321
  San Antonio, Electric & Gas
    Authority, RB
    5.250%, 02/01/13                        5,000          5,588
  San Antonio, Electric & Gas
    Authority, Ser 2000, RB (D)
    5.750%, 02/01/11                        1,540          1,694


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  San Antonio, Water Authority, RB
    6.250%, 05/15/08                    $   1,000      $   1,088
  Southwest, Higher Education
    Authority, Southern Methodist
    University Project, RB, AMBAC
    5.250%, 10/01/10                        2,350          2,576
  Tarrant, Regional Water District
    Authority, RB, FSA
    5.000%, 03/01/11                        2,000          2,186
  Texas State, Municipal Power
    Agency, RB, MBIA (D) (F)
    4.080%, 09/01/16                           25             16
  Texas State, Municipal Power
    Agency, RB, MBIA (F)
    4.080%, 09/01/16                        5,975          3,715
                                                       ---------
                                                          93,877
                                                       ---------
UTAH -- 0.8%
  Salt Lake County, Hospital
    Authority, IHC Health Services
    Project, RB, AMBAC
    5.500%, 05/15/09                        1,000          1,087
  Utah State, Intermountain Power
    Agency Power Supply, Ser A,
    RB, MBIA
    6.000%, 07/01/08                        6,000          6,514
                                                       ---------
                                                           7,601
                                                       ---------
VIRGINIA -- 0.7%
  Charles City County, Industrial
    Development Authority, Waste
    Management Project, RB
    4.875%, 02/01/09                        5,250          5,408
  King George County, Industrial
    Development Authority, Waste
    Management Project, Ser A, RB
    4.100%, 06/01/23                        1,685          1,691
                                                       ---------
                                                           7,099
                                                       ---------
WASHINGTON -- 2.6%
  Clark County, Public Utility District
    Authority, RB, AMBAC
    5.500%, 01/01/11                        3,000          3,340
  Clark County, Public Utility District
    Authority, RB, FSA
    Callable 01/01/10 @ 100
    5.625%, 01/01/11                        1,500          1,647
  Washington State, Public Power
    Supply Systems Authority,
    Nuclear Project No. 2, Ser A, RB
    6.000%, 07/01/07                        3,850          4,081
  Washington State, Public Power
    Supply Systems Authority,
    Ser B, RB
    7.250%, 07/01/09                          120            131
  Washington State, Public Power
    Supply Systems Authority, Ser B,
    RB (D)
    7.250%, 07/01/09                        1,965          2,162
  Washington State, Ser B &
    Ser AT-7, GO
    6.250%, 06/01/10                        4,550          5,182


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Washington State, Tobacco
    Settlement Authority, RB
    Callable 06/01/13 @ 100
    6.500%, 06/01/26                    $   7,850      $   8,262
                                                       ---------
                                                          24,805
                                                       ---------
WISCONSIN -- 0.1%
  Badger, Tobacco Asset
    Securitization, RB
    6.125%, 06/01/27                          500            519
                                                       ---------
WYOMING -- 0.2%
  Teton County, Hospital Authority,
    RB, ACA Insured
    Callable 12/01/08 @ 101
    5.800%, 12/01/17                        1,950          2,064
                                                       ---------
PUERTO RICO -- 4.3%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                        3,000          3,491
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser AA, RB
    5.000%, 07/01/07                        4,340          4,503
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB (E)
    5.500%, 07/01/12                        2,000          2,242
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB (E)
    5.000%, 07/01/28                        2,500          2,688
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A,
    RB (A) (B)
    5.750%, 08/01/27                       17,100         19,141
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C,
    GO (A)
    6.000%, 07/01/13                        5,000          5,378
    5.000%, 07/01/18                        3,500          3,663
                                                       ---------
                                                          41,106
                                                       ---------
Total Municipal Bonds
  (Cost $923,864) ($ Thousands)                          946,514
                                                       ---------

TAX EXEMPT CORPORATE BOND -- 0.6%
COLORADO -- 0.6%
  San Manuel Entertainment (G)
    4.500%, 12/01/16                        6,000          6,025
                                                       ---------
Total Tax Exempt Corporate Bond
  (Cost $5,956) ($ Thousands)                              6,025
                                                       ---------

CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 31,911             32
                                                       ---------
Total Cash Equivalent
  (Cost $32) ($ Thousands)                                    32
                                                       ---------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Intermediate-Term Municipal Fund
May 31, 2005


-------------------------------------------------------------------
                                                         Value
Description                                          ($ Thousands)
-------------------------------------------------------------------
Total Investments -- 99.3%
  (Cost $929,852) ($ Thousands) ++                     $ 952,571
                                                       =========


Percentages are based on Net Assets of $959,386 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $929,852 ($ Thousands), and the unrealized appreciation and depreciation were $24,252 ($ Thousands) and ($1,533) ($ Thousands) respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity. (E) Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On May 31, 2005, the value of this security amounted to $6,025 ($ Thousands), representing 0.6% of the net assets of the Fund.
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Agency
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GAN      Grant Anticipation Note
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RAN      Revenue Anticipation Note
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
TFABS    Tobacco Flexible Amortization Bonds
XLCA     XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Short Duration Municipal Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 103.6%
ALABAMA -- 2.6%
  Oxford, Sewer Warrants, RB,
    AMBAC  Pre-Refunded @ 102 (C)
    5.750%, 09/01/06                    $   2,500      $   2,638
                                                       ---------
ALASKA -- 0.2%
  Anchorage, Ser A, GO, MBIA
    4.000%, 06/01/05                          200            200
                                                       ---------
ARIZONA -- 3.0%
  Arizona State, School Facilities
    Board, Ser B, COP, FSA
    5.000%, 09/01/06                        1,250          1,283
  Arizona State, Transportation
    Board, Maricopa County Regional
    Area Road Project, RB
    5.000%, 07/01/05                          175            175
  Maricopa County, Industrial
    Development Authority,
    Horizon Community Learning
    Center Project, RB, ACA Insured
    Pre-Refunded @ 102 (C)
    6.375%, 06/01/07                        1,000          1,086
  Maricopa County, Sun City Hospital
    Authority, Ser A, RB (D)
    7.875%, 01/01/07                          475            499
                                                       ---------
                                                           3,043
                                                       ---------
CALIFORNIA -- 0.9%
  California State, Economic
    Development Authority, Ser A, GO
    3.000%, 07/01/06                          750            752
  California State, Public Works
    Board, Department of Corrections
    Project, Ser A, RB, AMBAC
    Pre-Refunded @ 102 (C)
    5.800%, 01/01/06                          200            208
                                                       ---------
                                                             960
                                                       ---------
COLORADO -- 2.0%
  Bowles, Metropolitan District,
    GO Pre-Refunded @ 102 (C)
    7.750%, 12/01/05                          500            522
  Colorado State, Single-Family
    Housing Authority, Cl AI-5, RB (A)
    1.750%, 08/01/05                        1,000            997
  SBC, Metropolitan District
    Authority, GO (A) (B)
    3.060%, 12/01/17                          500            500
                                                       ---------
                                                           2,019
                                                       ---------
FLORIDA -- 2.4%
  Florida State, Board of
    Education, Public Education
    Project, Ser J, GO
    4.000%, 06/01/06                          200            203
  Jacksonville, Electric
    Authority, St. Johns
    River Issue, RB
    Callable 04/01/06 @ 101
    5.500%, 10/01/06                          200            206


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Tampa, Guaranteed Entitlement,
    RB, AMBAC
    6.000%, 10/01/06                    $   1,945      $   2,025
                                                       ---------
                                                           2,434
                                                       ---------
ILLINOIS -- 5.3%
  Illinois State, 1st Ser, GO
    5.500%, 08/01/07                          200            211
  Illinois State, Metropolitan
    Pier & Exposition Authority,
    McCormick Place Expansion
    Project, Ser A, RB
    5.000%, 06/15/06                          500            510
  Lombard County, Installment
    Contract Certificates, GO, MBIA
    4.750%, 07/01/07                          200            207
  Rockford, School District No 205,
    GO, FGIC
    3.750%, 02/01/06                        1,000          1,006
  Winnebago & Boone Counties,
    School District No. 205, TAW
    4.700%, 09/30/05                        1,500          1,508
  Winnebago & Boone Counties,
    School District No. 205, TAN
    3.160%, 09/29/05                        2,000          1,999
                                                       ---------
                                                           5,441
                                                       ---------
INDIANA -- 15.3%
  Avon, Community School, TAW
    3.000%, 06/30/05                        1,778          1,778
  Carmel, High School Building,
    First Mortgage Project, RB, MBIA
    3.250%, 01/15/06                        1,465          1,469
  Goshen, Community Schools, TAW
    3.000%, 12/30/05                          795            794
  Hamilton, Southeastern
    Consolidated School Building,
    First Mortgage, RB, FSA
    3.000%, 01/15/07                        1,060          1,061
  Indiana Bond Bank, Advanced
    Funding Program Notes Project,
    Ser A, RB
    3.250%, 01/26/06                        1,000          1,003
  Indianapolis, Industrial
    Development Authority, Joint
    & Clutch Service Project, RB
    (A) (B)
    3.048%, 12/01/14                        1,000          1,000
  Mishawaka, School City Authority,
    TAW
    3.100%, 12/30/05                        2,150          2,153
  Northwest Allen County, Schools,
    TAN
    3.500%, 12/30/05                        1,000          1,002
  Purdue University, Student Fee
    Project, Ser O, RB
    3.650%, 07/01/06                        1,540          1,551
  Tippecanoe County, School
    District, GO, MBIA
    2.000%, 07/01/06                          800            789
  Zionsville County, BAN
    Callable 07/01/05 @ 100
    3.300%, 01/01/07                        1,000            995
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Short Duration Municipal Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Zionsville County, School
    District, BAN
    1.900%, 07/01/05                    $   2,150      $   2,147
                                                       ---------
                                                          15,742
                                                       ---------
IOWA -- 2.7%
  Coralville, Annual Appropriation
    Project, Ser K 2, GO
    5.000%, 06/01/07                        1,200          1,250
  Iowa State, Higher Education
    Loan Authority, Clarke
    College Project, Ser B, RAN
    4.200%, 05/24/06                        1,500          1,517
                                                       ---------
                                                           2,767
                                                       ---------
KANSAS -- 3.9%
  Salina, Center Mall Project, RB
    (A) (B)
    3.117%, 12/01/14                        2,000          2,000
  Wyandotte County, Unified
    Government, Municipal
    Temporary Notes, Ser III, GO
    2.750%, 04/01/06                        2,000          1,997
                                                       ---------
                                                           3,997
                                                       ---------
KENTUCKY -- 2.9%
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                        1,000          1,000
  Northern Kentucky, Water
    District Authority, BAN
    Callable 11/01/05 @ 100
    3.250%, 05/01/07                        2,000          2,001
                                                       ---------
                                                           3,001
                                                       ---------
LOUISIANA -- 1.2%
  New Orleans, Exhibition Hall
    Authority, RB, AMBAC (A) (D)
    7.330%, 07/15/06                          500            461
  Shreveport, Water & Sewer
    Authority, RB
    4.000%, 06/01/06                          730            738
                                                       ---------
                                                           1,199
                                                       ---------
MASSACHUSETTS -- 3.3%
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System, Ser A, RB
    7.000%, 03/01/07                        1,500          1,601
  Massachusetts State, Construction
    Loan, Ser C, GO
    5.000%, 08/01/07                          965          1,006
  Massachusetts State, Construction
    Loan, Ser C, GO (D)
    5.000%, 08/01/07                           35             37
  Massachusetts State, Health &
    Educational Facilities
    Authority, Wheaton College
    Project,  Ser E, RB
    2.500%, 07/01/05                          500            500


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Massachusetts State, Industrial
    Finance Agency, Goddard House
    Project, Ser 1995, RB (A) (B)
    2.970%, 11/01/25                    $     200      $     200
                                                       ---------
                                                           3,344
                                                       ---------
MICHIGAN -- 6.1%
  Birmingham, Economic
    Development Authority, Brown
    Street Project, RB (A) (B)
    3.214%, 12/01/18                          815            815
  Bridgeport Spaulding, Community
    School District, SAN
    3.750%, 06/29/06                        2,500          2,514
  Detroit, Water Supply Systems,
    Ser A, RB, FGIC
    5.000%, 07/01/05                          100            100
  Michigan State, Building
    Authority, Facilities
    Program, Ser I, RB, FSA
    5.000%, 10/15/07                        1,000          1,049
  Michigan State, Public Power
    Agency, Campbell Project,
    Ser A, RB, AMBAC
    5.500%, 01/01/07                        1,670          1,737
                                                       ---------
                                                           6,215
                                                       ---------
MINNESOTA -- 0.5%
  Minnesota State, GO
    4.000%, 08/01/05                          500            501
                                                       ---------
MISSOURI -- 4.6%
  Missouri State, Health &
    Educational Facilities
    Authority, Private Education
    Program, RAN, Ser B, AMBAC
    4.750%, 04/25/06                        2,000          2,017
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, RB (A)
    3.020%, 07/01/32                          200            200
  Missouri State, Public Utilities
    Commission, Interim Construction
    Notes, RB
    2.750%, 10/01/05                        1,500          1,500
  Springfield, Public Building
    Improvement, Capital
    Improvement Program, Ser L, RB,
    AMBAC
    3.000%, 03/01/06                          985            987
                                                       ---------
                                                           4,704
                                                       ---------
MONTANA -- 2.4%
  Montana State, Board Investment
    Authority, Inter Capital
    Project, RB (A)
    2.600%, 03/01/25                        2,500          2,494
                                                       ---------
NEVADA -- 3.8%
  Clark County, GO
    Pre-Refunded @ 101 (C)
    5.375%, 12/01/06                        2,240          2,344
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Short Duration Municipal Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Clark County, School District,
    Ser A, GO, FGIC
    5.250%, 06/15/06                    $   1,500      $   1,536
                                                       ---------
                                                           3,880
                                                       ---------
NEW JERSEY -- 6.3%
  Dumont, TAN
    3.625%, 04/06/06                        2,000          2,010
  Flemington, BAN
    3.250%, 04/13/06                        1,370          1,370
  New Jersey State, Economic
    Development Authority, Senior
    Lien, Ser A, RB, MBIA
    5.000%, 07/01/06                        3,000          3,069
                                                       ---------
                                                           6,449
                                                       ---------
NEW MEXICO -- 1.2%
  Farmington, Utility Systems
    Authority, RB, AMBAC (D)
    9.875%, 01/01/08                          595            649
  New Mexico State, Finance
    Authority, Public Projects
    Revolving Fund, Ser B-1,
    RB, AMBAC
    4.000%, 06/01/06                          540            546
                                                       ---------
                                                           1,195
                                                       ---------
NEW YORK -- 1.7%
  Marlboro, Central School
    District, School Building
    Improvements Project, BAN
    3.750%, 04/13/06                        1,635          1,646
  New York City, Municipal
    Assistance Authority, Ser O, RB
    5.250%, 07/01/06                          100            103
                                                       ---------
                                                           1,749
                                                       ---------
OHIO -- 5.3%
  Columbus, Ser A, GO
    5.000%, 07/01/05                          500            501
  Ohio State, American Municipal
    Power, BAN
    1.900%, 07/14/05                          500            499
  Ohio State, American Municipal
    Power, Carey Village Project,
    BAN
    2.000%, 08/04/05                          640            638
  Ohio State, Common Schools
    Capital Facilities, Ser A, GO
    5.750%, 06/15/06                          100            103
  Ohio State, Major New State
    Infrastructure, RB
    4.500%, 06/15/06                        1,000          1,017
  Orange Village, BAN
    2.000%, 08/10/05                        1,042          1,039
  Parma, West Pleasant Valley
    Project, BAN
    2.200%, 07/13/05                          600            599
  St. Mary's, BAN
    1.970%, 06/10/05                        1,017          1,016
                                                       ---------
                                                           5,412
                                                       ---------


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
OKLAHOMA -- 2.8%
  Oklahoma County, Home Finance
    Authority, Single-Family
    Mortgage, Capital
    Appreciation Project,
    Ser B, RB
    Pre-Refunded  @ 56.915 (C)
    2.848%, 03/01/06                    $   1,625      $     905
  Tulsa, Industrial Development
    Authority, Ser A, RB (A)
    2.950%, 05/15/17                        2,000          2,000
                                                       ---------
                                                           2,905
                                                       ---------
PENNSYLVANIA -- 1.4%
  Butler County, GO, FGIC
    6.000%, 07/15/06                          190            197
  Dauphin County, General
    Authority, Northwest Medical
    Center Project, RB
    Pre-Refunded @ 102 (C)
    8.625%, 10/15/05                          190            197
  Midway, Sewer Authority, RB
    Callable 06/01/05 @ 100
    2.000%, 12/01/05                          215            213
  Pennsylvania State, 2nd Ser, GO
    5.000%, 07/01/05                          500            501
    5.000%, 10/01/05                          375            378
                                                       ---------
                                                           1,486
                                                       ---------
SOUTH CAROLINA -- 2.9%
  Spartanburg, Sanitation & Sewer
    District, Ser A, GO, AMBAC
    3.000%, 03/01/06                          200            201
  Three Rivers, Solid Waste
    Authority, BAN
    3.875%, 06/01/06                        2,100          2,116
  Three Rivers, Solid Waste
    Authority, RAN
    3.875%, 06/01/06                          675            679
                                                       ---------
                                                           2,996
                                                       ---------
TENNESSEE -- 0.2%
  Shelby County, Public
    Improvements Project,
    Ser A, GO
    5.625%, 06/01/05                          200            200
                                                       ---------
TEXAS -- 4.6%
  Canyon, Independent School
    District, GO
    6.500%, 02/15/06                          200            205
  Dallas County, Area Rapid
    Transit, Senior Lien, RB
    3.000%, 12/01/05                          100            100
  Dallas County, Community
    College District, GO
    3.000%, 02/15/06                        1,395          1,397
  Dallas, GO
    5.000%, 02/15/06                          140            142
  Fort Bend County, Industrial
    Development Authority, Frito
    Lay Project, RB (A)
    3.000%, 10/01/11                          500            500
  Fort Worth, Water & Sewer
    Authority, RB
    5.000%, 02/15/06                          265            269
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Short Duration Municipal Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Houston, Hotel Occupancy Project,
    Senior Lien, RB, FSA (D)
    6.000%, 07/01/05                    $     200      $     201
  San Antonio, Electric & Gas
    Authority, Ser 2000, RB
    5.800%, 02/01/06                          135            138
  San Antonio, GO
    5.000%, 08/01/07                        1,500          1,565
  University of Texas, Permanent
    University Funding, Ser A, RB
    5.000%, 07/01/05                          200            200
                                                       ---------
                                                           4,717
                                                       ---------
UTAH -- 1.6%
  Davis County, School District,
    Ser B, GO
    2.000%, 06/01/05                        1,475          1,475
  Utah State, Granite School
    District, Municipal Building
    Authority Lease, RB
    2.000%, 03/01/06                          200            198
                                                       ---------
                                                           1,673
                                                       ---------
VIRGINIA -- 1.4%
  Virginia State, Infrastructure
    Authority, Pooled Financing
    Program, RB
    4.000%, 11/01/05                          200            201
  Virginia State, Public School
    Authority, Ser D, RB
    4.000%, 02/01/06                        1,200          1,210
                                                       ---------
                                                           1,411
                                                       ---------
WASHINGTON -- 2.1%
  King County, School District
    No. 414, Lake Washington
    Project, Ser B, GO, FGIC
    3.000%, 06/01/06                        1,000          1,002
    3.000%, 06/01/07                        1,000          1,002
  Washington State, Ser 1995C, GO
    Pre-Refunded @ 100 (C)
    5.900%, 07/01/05                          200            200
                                                       ---------
                                                           2,204
                                                       ---------
WISCONSIN -- 6.7%
  Appleton, Waterworks Authority,
    RB, FGIC
    3.625%, 01/01/06                        2,595          2,608
  DC Everest, Area School
    District, TRAN
    1.760%, 08/29/05                        1,700          1,692
  Viroqua, Area School District, BAN
    2.875%, 02/01/06                        2,400          2,400
  Wisconsin State, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/07                          200            208
                                                       ---------
                                                           6,908
                                                       ---------


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                   ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
MULTI-STATE -- 2.3%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    3.350%, 10/01/12                    $   1,740      $   1,740
    3.150%, 10/01/12                          600            600
                                                       ---------
                                                           2,340
                                                       ---------
Total Municipal Bonds
  (Cost $106,678) ($ Thousands)                          106,224
                                                       ---------

CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 25,227             25
                                                       ---------
Total Cash Equivalent
  (Cost $25) ($ Thousands)                                    25
                                                       ---------

Total Investments -- 103.6%
  (Cost $106,703) ($ Thousands) ++                     $ 106,249
                                                       =========

Percentages are based on Net Assets of $102,533 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $106,703 ($ Thousands), and the unrealized appreciation and depreciation were $37 ($ Thousands) and ($491) ($ Thousands) respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)    Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D)    Security is escrowed to maturity.
ACA    American Credit Access
AMBAC  American Municipal Bond Assurance Company
BAN    Bond Anticipation Note
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GO     General Obligation
MBIA   Municipal Bond Insurance Company
RAN    Revenue Anticipation Note
RB     Revenue Bond
SAN    State Aid Anticipation Note
Ser    Series
TAN    Tax Anticipation Note
TAW    Tax Anticipation Warrant
TRAN   Tax and Revenue Anticipation Note


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
PENNSYLVANIA -- 93.4%
  Allegheny County, GO (C)
    6.000%, 09/01/07                    $      85      $      91
  Allegheny County, Higher Education
    Building Authority, Chatham
    College, Ser A, RB
    5.850%, 03/01/22                          665            718
  Allegheny County, Higher Education
    Building Authority, Chatham
    College, Ser A, RB, Asset Guaranty
    5.125%, 09/01/13                        2,160          2,303
  Allegheny County, Hospital
    Development Authority,
    Harmarville Rehabilitation Center,
    RB (C)
    6.000%, 10/01/08                          285            293
  Allegheny County, Hospital
    Development Authority,
    Montefiore Hospital, RB (C)
    6.875%, 07/01/09                          435            465
  Allegheny County, Housing Finance
    Agency, Single-Family Mortgage,
    Ser CC-1, RB (D)
    5.200%, 05/01/17                          965            995
  Allegheny County, Industrial
    Development Authority, Duquesne
    Light Project, RB, AMBAC
    4.350%, 12/01/13                        1,500          1,581
  Allegheny County, Ser C-56,
    GO, FSA
    5.000%, 10/01/15                        1,000          1,115
  Allegheny County, University of
    Pittsburgh Medical Center,
    Ser B, RB
    5.250%, 06/15/12                        1,055          1,157
    5.250%, 06/15/15                        1,000          1,106
  Allentown, Area Hospital Authority,
    Sacred Heart Hospital Project,
    RB (C)
    8.000%, 03/01/09                          175            193
  Altoona, Area School District
    Authority, Blair County, Ser 78,
    RB Pre-Refunded @ 100 (A)
    6.500%, 04/08/05                          475            483
  Bensalem Township, Water &
    Sewer Authority, RB (C)
    6.750%, 12/01/14                          150            169
  Berks County, Redevelopment
    Multi-Family Housing Authority,
    Woodgate Associates Project,
    Ser A, RB (D)
    4.700%, 01/01/09                          180            184
  Blair County, Hospital Authority,
    RB (C)
    6.900%, 07/01/08                          275            291
  Bucks County, Water & Sewer
    Authority, RB (C)
    6.375%, 12/01/08                           85             89
  Cambria County, Hospital Authority,
    Conemaugh Valley Memorial
    Hospital, RB (C)
    7.625%, 09/01/11                          214            240


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Central Bucks County, School
    District, GO, MBIA
    5.000%, 05/15/13                    $   2,500      $   2,775
  Chartiers Valley, Joint School
    District, RB (C)
    6.150%, 03/01/07                           65             69
  Chester County, Health &
    Educational Facilities
    Authority, Immaculata College
    Project, RB
    5.250%, 10/15/10                          345            346
  Chester County, Health &
    Educational Facilities Authority,
    The Devereux Foundation, RB,
    Radian Insured
    4.400%, 11/01/15                          100            103
    4.300%, 11/01/14                          100            103
  Creswell Heights, Joint Water
    Authority, RB (C)
    7.375%, 03/01/07                           30             32
  Cumberland County, Municipal
    Authority, Presbyterian Homes
    Project, Ser A, RB, Radian
    Insured
    4.750%, 12/01/19                        3,170          3,275
  Cumberland Valley, Joint School
    District, RB, MBIA
    Pre-Refunded @ 100 (A)
    6.500%, 11/15/06                          145            149
  Delaware County, Healthcare
    Authority, Mercy Health Project,
    Ser A, RB (C)
    5.125%, 11/15/12                          115            116
  Delaware County, Hospital
    Authority, Crozer-Chester Medical
    Center Project, RB, ACA Insured
    4.900%, 12/01/08                          550            569
  Delaware River, Port Authority of
    Pennsylvania & New Jersey,
    Delaware Bridges Project, RB (C)
    6.500%, 01/15/11                          150            165
    6.000%, 01/15/10                          160            173
  Derry Township, Sanitation Sewer
    Authority, RB (C)
    6.250%, 08/01/12                           35             39
  Dover Township, Sewer Authority,
    RB (C)
    6.250%, 05/01/12                           40             44
  Erie County, Higher Education
    Authority, Mercyhurst College
    Project, RB
    5.700%, 03/15/11                           85             89
  Erie County, Hospital Authority, Erie
    County Geriatric, RB (C)
    6.250%, 07/01/11                          140            151
  Erie County, Hospital Authority,
    Gannon University Project, RB,
    AMBAC (C)
    7.375%, 06/01/08                           55             59
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, RB
    5.650%, 03/15/10                          180            188
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                        1,500          1,511
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Erie, Water Authority, Ser B, RB,
    MBIA
    5.500%, 12/01/12                    $   2,000      $   2,280
  Fayette County, Hospital Authority,
    Uniontown Hospital, RB, AMBAC
    5.750%, 06/15/15                        1,000          1,047
  Greenwood, School District
    Authority, GO, MBIA (C)
    6.750%, 09/01/08                           40             42
  Hampton Township, Sanitation
    Sewer Authority, RB (C)
    6.500%, 09/01/10                          125            145
  Hickory Township, Municipal
    Authority, RB (C)
    6.250%, 02/01/14                          365            407
  Horsham Township, Sewer
    Authority, RB, MBIA (C)
    6.700%, 01/01/11                           20             23
  Lancaster County, Solid Waste
    Management Authority, RB,
    AMBAC
    5.375%, 12/15/15                        1,700          1,840
  Lancaster, Area Sewer Authority,
    RB (C)
    6.750%, 04/01/12                           10             11
    6.000%, 04/01/12                          305            334
  Lancaster, Parking Authority, RB (C)
    5.750%, 01/01/12                           60             65
  Langhorne, Health & Education
    Authority, Woods Services
    Project, RB
    4.950%, 11/15/16                        2,485          2,614
    4.650%, 11/15/13                          850            892
  Lehigh County, General Purpose
    Authority, Lehigh Valley Hospital
    Project, Ser A, RB (E)
    2.860%, 07/01/28                          100            100
  Lower Pottsgrove Township, Sewer
    Authority, RB (C)
    6.250%, 05/01/12                          105            116
  Luzerne County, Ser C, GO, FGIC
    5.250%, 12/15/15                        1,000          1,139
  Manheim Township, School District
    Authority, Ser 1978, RB
    Pre-Refunded @ 100 (A)
    6.625%, 12/01/05                          140            143
  McKeesport, Area School District,
    Ser C, GO (C)
    5.000%, 04/01/13                          415            428
  Meadville, Area Water Authority,
    RB, FSA
    5.125%, 07/01/14                          435            489
  Mifflin County, Hospital Authority,
    RB, Radian Insured
    5.500%, 07/01/12                        1,375          1,497
  Monroe County, Hospital Authority,
    Pocono Medical Center Project,
    RB, Radian Insured
    5.500%, 01/01/22                        1,000          1,079
  Mount Lebanon, Hospital Authority,
    RB (C)
    7.000%, 07/01/06                          226            229
  Neshaminy, Water Reserve
    Authority, RB (C)
    5.750%, 03/01/11                           20             21


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, RB, Radian
    Insured
    5.500%, 07/01/15                    $     995      $   1,091
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, Ser A, RB,
    Radian Insured
    5.350%, 07/01/10                        1,200          1,223
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, Ser B, RB,
    Radian Insured
    5.350%, 07/01/10                          100            102
  Northampton, Higher Education
    Building Authority, Moravian
    College Project, RB, Radian
    Insured
    5.125%, 07/01/19                          470            490
  Northampton, Municipal Water
    Authority, RB (C)
    6.750%, 11/01/13                           35             40
  Pennsbury, School District, GO,
    FSA
    5.000%, 08/01/13                        1,000          1,109
  Pennsylvania State University,
    Ser A, RB
    5.000%, 09/01/10                        1,195          1,304
  Pennsylvania State, Delaware River
    Toll Bridge Commission, RB
    5.250%, 07/01/13                        1,475          1,636
  Pennsylvania State, Economic
    Development Financing Authority,
    Dr. Gertrude A. Barber Center
    Project, RB, Asset Guaranty
    5.625%, 12/01/15                          885            966
  Pennsylvania State, Higher
    Education & Health Facilities
    Authority, Allegheny Delaware
    Valley Obligation Project, Ser C,
    RB, MBIA
    5.875%, 11/15/18                        3,200          3,331
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser A, RB,
    MBIA
    5.875%, 11/15/16                           25             26
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser C, RB,
    MBIA
    5.700%, 11/15/10                           50             52
    5.400%, 11/15/07                           50             53
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation, Ser A, RB, MBIA
    5.500%, 11/15/08                          190            201
  Pennsylvania State, Higher
    Education Facilities Authority,
    College & University, Ser 10,
    RB (C)
    6.900%, 07/01/07                           85             88
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Pennsylvania State, Higher
    Education Facilities Authority,
    Drexel University, RB
    5.500%, 05/01/13                    $   2,750      $   3,051
  Pennsylvania State, Higher
    Education Facilities
    Authority, Health Services,
    Allegheny Delaware Valley
    Obligation Project, Ser A,
    RB, MBIA
    5.600%, 11/15/09                          250            268
    5.600%, 11/15/10                        3,595          3,889
  Pennsylvania State, Higher
    Education Facilities
    Authority, Philadelphia
    University Project, RB,
    Asset Guaranty
    5.750%, 06/01/15                          660            730
  Pennsylvania State, Higher
    Education Facilities
    Authority, UPMC Health System
    Project, Ser A, RB
    5.125%, 01/15/11                          500            533
  Pennsylvania State, Higher
    Education Facilities
    Authority, University of
    Pennsylvania Health Project,
    Ser A, RB, MBIA
    5.375%, 01/01/14                        2,000          2,129
  Pennsylvania State, Higher
    Education Facilities
    Authority, University of
    Pennsylvania Health Systems
    Project, Ser A, RB, AMBAC
    5.000%, 08/15/14                        1,000          1,100
  Pennsylvania State, Higher
    Education Facilities
    Authority, University of the
    Arts, RB, Radian Insured
    5.500%, 03/15/13                        1,025          1,118
  Pennsylvania State, Higher
    Education Facilities
    Authority, Waynesburg College
    Project, Ser J4, RB (B) (E)
    3.300%, 05/01/32                        1,000            988
  Pennsylvania State, Higher
    Education Facilities
    Authority, Widener University
    Project, RB
    5.000%, 07/15/20                        1,000          1,034
  Pennsylvania State, Housing
    Finance Agency, RB (C)
    7.750%, 12/01/07                           70             75
  Pennsylvania State,
    Intergovernmental Authority,
    Philadelphia Funding Project,
    Special Tax, FGIC
    5.250%, 06/15/15                        3,100          3,321
  Pennsylvania State, Refunding &
    Projects, First Ser, GO, MBIA
    5.250%, 07/01/12                          500            559
  Philadelphia, Gas Works
    Authority, 12th Ser B, RB,
    MBIA (C)
    7.000%, 05/15/20                        1,770          2,197
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Frankford Hospital
    Project, RB (C)
    5.750%, 01/01/19                          910            983


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Jefferson Health
    Systems Project, Ser A,
    RB, AMBAC
    5.125%, 05/15/18                    $   1,000      $   1,048
  Philadelphia, Industrial
    Development Authority, Elmira
    Project, Ser A, RB, FHA
    5.300%, 02/01/22                        1,065          1,150
  Philadelphia, Municipal
    Authority, Ser B, RB, FSA
    5.250%, 11/15/10                        2,000          2,190
  Philadelphia, Parking
    Authority, RB, AMBAC
    5.250%, 02/01/15                          225            241
  Philadelphia, Redevelopment
    Authority, Home Improvement
    Loan, Ser 1995A, RB, FHA, AMT
    5.650%, 12/01/05                           40             40
  Philadelphia, Redevelopment
    Authority, Multi-Family
    Housing Authority, Woodstock
    Project, RB, FHA (D)
    5.450%, 02/01/23                        1,365          1,400
  Pittsburgh, Public Parking
    Authority, Saint Francis
    General Hospital Project,
    RB (C)
    6.625%, 10/01/12                           25             28
  Pittsburgh, Ser A, GO, AMBAC
    5.500%, 09/01/14                        1,885          2,094
  Pittsburgh, Urban Redevelopment
    Authority Center, Triangle
    Tax Increment, Ser A, RB
    6.250%, 03/15/15                        1,895          1,945
  Pittsburgh, Urban Redevelopment
    Authority, Home Improvement
    Loan Project, Ser B, RB
    5.150%, 02/01/17                          175            179
  Pittsburgh, Urban Redevelopment
    Authority, Home Improvement
    Loan Project, Ser B, RB (D)
    4.700%, 10/01/10                           90             93
  Pittsburgh, Urban Redevelopment
    Authority, Ser 1996D, RB
    6.100%, 10/01/10                          330            340
    6.000%, 10/01/09                          310            319
    5.900%, 04/01/08                          285            293
  Pittsburgh, Urban Redevelopment
    Authority, Ser A, RB, AMT
    5.750%, 10/01/10                           50             51
  Pittsburgh, Urban Redevelopment
    Authority, Ser B, RB
    5.700%, 10/01/11                          105            108
  Pittsburgh, Urban Redevelopment
    Center, Triangle Tax
    Increment, Ser A, TA (B)
    6.000%, 12/01/11                        2,740          2,865
  Quakertown, Hospital Authority,
    Community Hospital Project,
    RB (C)
    7.125%, 01/01/11                          100            111
  Ridley Park, Hospital
    Authority, Taylor Hospital
    Project, Ser A, RB (C)
    6.000%, 12/01/05                           25             25
  Robinson Township, Water
    Authority, RB (C)
    5.625%, 05/01/06                            6              6
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Scranton-Lackawanna, Health &
    Welfare Authority, Moses
    Taylor Hospital, RB (C)
    6.625%, 07/01/09                    $     570      $     607
  Shaler Township, GO
    Pre-Refunded @ 100 (A)
    6.500%, 08/01/07                           60             64
  Shaler, School District
    Authority, RB (C)
    6.250%, 04/15/08                           55             58
  Somerset County, Hospital
    Authority, Somerset Community
    Hospital Project, Ser B, RB,
    Asset Guaranty
    5.300%, 03/01/11                          635            671
    5.200%, 03/01/10                          455            480
  South Fayette Township,
    Sanitation Authority, RB (C)
    6.375%, 11/01/12                          130            145
  South Fork, Municipal
    Authority, Conemaugh Health
    Systems Project, Ser A, RB,
    MBIA (E)
    2.860%, 07/01/28                          200            200
  South Fork, Municipal
    Authority, Conemaugh Valley
    Memorial Hospital, RB (D)
    5.625%, 07/01/10                           25             27
  Southcentral, General
    Authority, Hanover Hospital
    Project, RB, Asset Guaranty
    4.900%, 12/01/14                          545            584
  Steel Valley, School District,
    GO (C)
    6.250%, 11/01/06                           50             51
  Susquehanna Township, Sewer
    Authority, RB (C)
    6.000%, 11/15/13                           85             94
  Upper Allen Township, Sewer
    Authority, RB (C)
    5.750%, 04/01/13                          240            271
  Warwick, School District,
    GO, FGIC
    5.000%, 02/15/15                        1,000          1,114
  West Manheim Township, Water
    Authority, RB
    6.000%, 12/01/11                           90             90
  Westmoreland County, Municipal
    Authority, Special
    Obligation, GO (C)
    9.125%, 07/01/10                          105            116
  Willistown Township, Municipal
    Authority, RB (C)
    6.000%, 01/01/15                           15             17
  Wrightsville, Municipal Sewer
    Authority, RB (C)
    5.625%, 11/15/08                           25             26
  York County, Industrial
    Development Authority, York
    Water Project, RB
    Mandatory Put @ 100 (F)
    6.000%, 06/01/05                        1,000          1,000
  York County, School Technology
    Project, RB, FGIC
    5.000%, 02/15/11                        1,750          1,912
  York Township, Water & Sewer
    Authority, RB (C)
    5.900%, 08/01/13                          145            170
                                                       ---------
                                                          92,280
                                                       ---------


----------------------------------------------------------------
                                   Face Amount     Market Value
Description                  ($ Thousands)/Shares  ($ Thousands)
----------------------------------------------------------------
PUERTO RICO -- 5.3%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                    $     500      $     582
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Government Facilities
    Project, Ser C, RB
    5.500%, 07/01/16                        1,000          1,148
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Government Facilities
    Project, Ser J, RB
    5.000%, 07/01/36                        1,000          1,101
  Puerto Rico Commonwealth,
    Public Finance Authority,
    Ser A, RB (D) (E)
    5.750%, 08/01/27                        1,000          1,119
  Puerto Rico Commonwealth,
    Public Improvements Project,
    Ser A, GO, XLCA
    5.500%, 07/01/17                        1,050          1,232
                                                       ---------
                                                           5,182
                                                       ---------
Total Municipal Bonds
  (Cost $93,373) ($ Thousands)                            97,462
                                                       ---------

CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund, Cl A +    39,803             40
                                                       ---------
Total Cash Equivalent
  (Cost $40) ($ Thousands)                                    40
                                                       ---------

Total Investments -- 98.7%
  (Cost $93,413) ($ Thousands) ++                      $  97,502
                                                       =========

Percentages are based on Net Assets of $98,773 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $93,413 ($ Thousands), and the unrealized appreciation and depreciation were $4,151 ($ Thousands) and ($62) ($ Thousands) respectively.
(A)    Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity. (D) Securities are collateralized under an agreement from FHLMC/FNMA/GNMA.
(E) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(F)    Mandatory Put - the maturity date shown is the put date.
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
AMT    Alternative Minimum Tax
Cl     Class
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Agency
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2005


FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RB     Revenue Bond
Ser    Series
TA     Tax Allocation
XLCA   XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.









--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
MASSACHUSETTS -- 86.2%
  Ashland, GO, AMBAC
    5.000%, 05/15/15                    $     230      $     257
  Boston, Ser A, GO
    5.000%, 01/01/14                        1,000          1,113
  Erving, GO
    5.375%, 06/15/12                          500            528
  Fall River, GO, FSA
    Callable 02/01/13 @ 101
    5.250%, 02/01/15                        1,000          1,126
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    5.875%, 03/01/15                          185            218
    5.500%, 03/01/12                          500            551
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, FGIC
    7.000%, 03/01/11                          270            323
    7.000%, 03/01/21                          500            640
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, MBIA
    7.000%, 03/01/11                        1,100          1,312
  Massachusetts Bay, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/11                          500            548
  Massachusetts Bay, Transportation
    Authority, Ser A, SPA
    Callable 07/01/10 @ 100
    5.750%, 07/01/13                           45             50
  Massachusetts Bay, Transportation
    Authority, Ser A, SPA
    Pre-Refunded @ 100 (B)
    5.750%, 07/01/10                          455            511
  Massachusetts Bay, Transportation
    Authority, Ser C, RB
    5.250%, 07/01/13                          500            562
    5.250%, 07/01/21                          250            290
  Massachusetts State, Construction
    Loan, Ser A, RB
    5.375%, 06/01/11                          500            558
  Massachusetts State, Construction
    Loan, Ser B, GO, FSA
    Pre-Refunded @ 100 (B)
    5.500%, 03/01/12                        1,000          1,125
  Massachusetts State, Construction
    Loan, Ser C, GO
    Pre-Refunded @ 100 (B)
    5.750%, 10/01/10                          250            280
  Massachusetts State, Construction
    Loan, Ser D, GO
    6.000%, 05/01/08                          180            190
  Massachusetts State, Construction
    Loan, Ser D, GO
    Pre-Refunded @ 100 (B)
    5.500%, 11/01/11                          500            560
  Massachusetts State, Construction
    Loan, Ser D, GO
    Pre-Refunded @ 100 (B) (C)
    6.000%, 05/01/07                           25             26


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Massachusetts State, Development
    Finance Agency, Biomedical
    Research Project, Ser C, RB
    Callable 08/01/10 @ 101
    6.000%, 08/01/11                    $     210      $     231
  Massachusetts State, Development
    Finance Agency, College of
    Pharmacy & Allied Health
    Sciences Project, RB
    5.000%, 07/01/10                          175            183
  Massachusetts State, Development
    Finance Agency, Hampshire
    College Project, RB
    5.150%, 10/01/14                          450            471
  Massachusetts State, Development
    Finance Agency, Visual &
    Performing Arts Project, RB
    5.750%, 08/01/14                          500            582
  Massachusetts State, Development
    Finance Agency, Williston
    Northampton School Project, RB
    Pre-Refunded @ 102 (C)
    6.000%, 10/01/08                          155            165
  Massachusetts State, Federal
    Highway Project, Ser A, RB, MBIA
    5.250%, 12/15/12                          500            558
  Massachusetts State, Health &
    Educational Facilities Authority,
    Baystate Medical Center Project,
    Ser F, RB
    5.000%, 07/01/10                          250            264
  Massachusetts State, Health &
    Educational Facilities Authority,
    Eye & Ear Infirmary Project,
    Ser B, RB, ACA Insured
    5.000%, 07/01/05                          195            195
  Massachusetts State, Health &
    Educational Facilities Authority,
    Massachusetts Institute
    Technology Project, Ser L, RB
    5.000%, 07/01/13                        1,500          1,671
  Massachusetts State, Health &
    Educational Facilities Authority,
    North Adams Regional Hospital
    Project, Ser C, RB
    Callable 07/01/06 @ 102
    6.750%, 07/01/09                           35             36
  Massachusetts State, Health &
    Educational Facilities Authority,
    Partners Healthcare Project, RB
    5.000%, 07/01/12                          750            816
  Massachusetts State, Health &
    Educational Facilities Authority,
    Tufts University Project, Ser J, RB
    5.500%, 08/15/15                          605            701
  Massachusetts State, Health &
    Educational Facilities Authority,
    Vinfen Issue, Ser A, RB,
    ACA Insured
    5.000%, 11/15/08                          100            105
  Massachusetts State, Housing
    Finance Agency, Housing Project,
    Ser A, RB, AMBAC
    5.950%, 10/01/08                           10             10
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Massachusetts State, Housing
    Finance Agency, Single-Family
    Housing Project, Ser 44, RB
    Callable 06/01/05 @ 102
    5.900%, 12/01/13                    $     105      $     107
  Massachusetts State, Industrial
    Finance Agency, Pollution Control
    Authority, Boston Edison Project,
    Ser A, RB
    5.750%, 02/01/14                          925            939
  Massachusetts State, Municipal
    Wholesale Electric Authority,
    Nuclear Project No. 3-A,
    RB, MBIA
    5.250%, 07/01/12                          500            555
  Massachusetts State, Port Authority,
    Ser A, RB
    5.750%, 07/01/10                          625            693
    5.750%, 07/01/11                          175            197
    5.750%, 07/01/12                          450            511
  Massachusetts State, Ser A,
    GAN, MBIA
    5.500%, 12/15/13                        1,000          1,136
  Massachusetts State, Ser A, GO
    6.000%, 11/01/10                        1,000          1,137
    6.000%, 11/01/11                          875          1,008
    5.500%, 01/01/11                          300            334
  Massachusetts State, Ser A,
    GO, FSA
    5.250%, 08/01/20                          500            573
  Massachusetts State, Ser B, GO,
    FGIC (C)
    7.000%, 07/01/09                          600            667
  Massachusetts State, Ser B, RB,
    FSA (C)
    6.500%, 08/01/08                          600            660
  Massachusetts State, Ser C, GO,
    MBIA
    5.500%, 12/01/20                          750            883
  Massachusetts State, Ser D, GO
    5.500%, 10/01/16                          200            231
  Massachusetts State, Ser D, GO,
    MBIA
    5.500%, 11/01/12                        1,000          1,137
  Massachusetts State, Special
    Obligation, Ser A, GAN, FSA
    5.000%, 12/15/11                          650            705
    5.000%, 12/15/13                          500            548
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Callable 08/01/12 @ 100
    5.250%, 08/01/13                            5              6
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Pre-Refunded @ 100 (B)
    5.250%, 08/01/12                          245            273
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser A, RB
    5.250%, 08/01/14                          625            709
  Massachusetts State, Water
    Resources Authority, Ser A, RB
    6.500%, 07/15/09                          450            508


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Massachusetts State, Water
    Resources Authority, Ser A, RB,
    FGIC
    6.125%, 08/01/11                    $   1,050      $   1,215
  Massachusetts State, Water
    Resources Authority, Ser B, RB,
    MBIA
    6.250%, 12/01/11                          600            703
  Massachusetts State, Water
    Resources Authority, Ser C, RB
    6.000%, 12/01/11                          275            317
  Rail Connections, Capital
    Appreciation, Route 128 Package
    Project, Ser B, RB, ACA Insured
    Pre-Refunded @ 44.1283 (B) (D)
    5.646%, 07/01/09                        1,220            471
                                                       ---------
                                                          32,979
                                                       ---------
GUAM -- 2.5%
  Guam, Ser A, RB, FSA
    5.500%, 12/01/11                          850            959
                                                       ---------
PUERTO RICO -- 8.7%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                          250            291
  Puerto Rico Commonwealth, GO
    6.500%, 07/01/13                          250            298
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                            5              6
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA (C)
    6.250%, 07/01/14                           45             55
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                          500            560
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB
    5.000%, 07/01/28                          250            269
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A, RB (A)
    5.750%, 08/01/27                          550            616
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C, GO
    5.000%, 07/01/18                          250            262
  Puerto Rico Commonwealth,
    Ser A, GO
    5.000%, 07/01/30                          250            270
  Puerto Rico, Electric Power
    Authority, Ser KK, RB, FSA
    5.250%, 07/01/12                          600            676
                                                       ---------
                                                           3,303
                                                       ---------
VIRGIN ISLANDS -- 1.1%
  Virgin Islands, Public Financing
    Authority, Gross Receipts Taxes,
    Loan Note Project, Ser A, RB
    5.625%, 10/01/10                          400            425
                                                       ---------
Total Municipal Bonds
  (Cost $36,311) ($ Thousands)                            37,666
                                                       ---------
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

Massachusetts Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                                       Value
Description                             Shares     ($ Thousands)
----------------------------------------------------------------
CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund, Cl A +    15,323      $      15
                                                       ---------
Total Cash Equivalent
  (Cost $15) ($ Thousands)                                    15
                                                       ---------

Total Investments -- 98.5%
  (Cost $36,326) ($ Thousands) ++                      $  37,681
                                                       =========

Percentages are based on Net Assets of $38,264 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $36,326 ($ Thousands), and the unrealized appreciation and depreciation were $1,417 ($ Thousands) and ($62) ($ Thousands), respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)    Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(C) Security is escrowed to maturity. (D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
Cl     Class
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GAN    Grant Anticipation Note
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
Ser    Series
SPA    Special Assessment
XLCA   XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 96.4%
NEW JERSEY -- 91.0%
  Atlantic County, Public Facilities
    Lease Agreement, COP, FGIC
    6.000%, 03/01/13                    $   1,000      $   1,170
  Bergen County, Utilities
    Authority, Water Pollution
    Control Project, Ser A,
    RB, FGIC
    5.000%, 12/15/10                        1,000          1,093
  Burlington County, Bridge
    Commissioner, Governmental
    Loan Program, RB, AMBAC
    5.000%, 12/15/13                        1,000          1,112
  Essex County, Improvement
    Authority Project, RB, FSA
    5.000%, 12/15/07                        1,000          1,053
  Freehold, Regional High School
    District, GO, FGIC
    5.000%, 03/01/15                        1,280          1,429
  Jersey City, General
    Improvements, Ser B, GO (D)
    4.000%, 09/01/07                        1,270          1,302
  Jersey City, Ser A, GO, FSA
    6.250%, 10/01/11                        1,225          1,423
  Lafayette Yard, Community
    Development Authority,
    Trenton Hotel/Conference
    Center Project, RB, MBIA
    Pre-Refunded @ 101 (C)
    6.125%, 04/01/10                          500            572
    5.250%, 04/01/10                          540            597
  Mantua Township, School Board
    Reserve Fund, GO, MBIA
    Pre-Refunded @ 100 (C)
    5.700%, 03/01/09                          850            931
  New Jersey State, Casino
    Reinvestment Authority,
    Ser A, RB, MBIA
    5.000%, 06/01/14                        3,000          3,319
  New Jersey State, Economic
    Development Authority,  Motor
    Vehicle Surcharge Revenue
    Project, Ser A, RB, MBIA
    Callable 07/01/14 @ 100
    5.250%, 07/01/15                        2,000          2,230
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction
    Project, Ser I, RB
    5.000%, 09/01/13                        1,000          1,090
  New Jersey State, Educational
    Facilities Authority, Beth
    Medrash Govoha America
    Project, Ser G, RB
    5.400%, 07/01/05                          135            135
  New Jersey State, Educational
    Facilities Authority, Fairleigh
    Dickinson Project, Ser C, RB
    6.000%, 07/01/12                        1,670          1,835
  New Jersey State, Educational
    Facilities Authority, Princeton
    University Project, Ser F, RB (A)
    2.710%, 07/01/23                          720            720


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New Jersey State, GO
    Pre-Refunded @ 100 (C)
    6.000%, 05/01/10                    $   1,500      $   1,699
  New Jersey State, Garden State
    Preservation Trust, Ser A,
    RB, FSA
    5.250%, 11/01/11                        2,000          2,229
  New Jersey State, Ser A, COP
    5.250%, 06/15/09                        2,000          2,140
  New Jersey State, Ser H, GO, FSA
    5.250%, 07/01/15                        1,485          1,682
  New Jersey State, Transportation
    Administration, Federal
    Transportation Grants, Ser B,
    COP, AMBAC
    5.500%, 09/15/11                        3,450          3,842
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB
    5.000%, 06/15/10                          165            177
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB (D)
    5.000%, 06/15/08                        1,140          1,207
    5.000%, 06/15/10                        1,085          1,177
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB
    Pre-Refunded @ 100 (C)
    5.250%, 06/15/08                        2,000          2,131
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB, FGIC
    5.250%, 06/15/13                        1,000          1,120
  New Jersey State, Turnpike
    Authority, Ser A, RB, MBIA
    5.750%, 01/01/10                        1,615          1,799
  New Jersey State, Turnpike
    Authority, Ser A, RB, MBIA (D)
    5.750%, 01/01/10                          435            484
  New Jersey, Economic
    Development Authority, Arbor
    Glen Project, Ser A, RB
    Pre-Refunded @ 102 (C)
    8.750%, 05/15/06                          870            935
  New Jersey, Economic
    Development Authority, Cigarette
    Tax Project, RB
    5.375%, 06/15/15                        3,000          3,285
  New Jersey, Economic
    Development Authority,
    Department of Human Services
    Project, Ser A, RB
    5.100%, 07/01/05                          380            381
  New Jersey, Economic
    Development Authority, Masonic
    Charity Foundation Project, RB
    Callable 06/01/11 @ 102
    5.000%, 06/01/12                          890            961
  New Jersey, Economic
    Development Authority,
    Transportation Project, Ser A,
    RB, FSA
    5.000%, 05/01/08                        1,010          1,066
  New Jersey, Economic
    Development Authority, Trenton
    Office Complex, RB, FSA
    5.250%, 06/15/11                        1,400          1,556
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New Jersey, Environmental
    Infrastructure, Ser A, RB
    5.500%, 09/01/10                    $   1,635      $   1,817
  New Jersey, Environmental
    Infrastructure, Wastewater
    Treatment Project, Ser C, RB
    5.000%, 07/01/11                        1,125          1,232
  New Jersey, Healthcare Facilities
    Financing Authority, Atlantic City
    Medical Center Project, RB
    5.500%, 07/01/07                        1,000          1,037
  New Jersey, Healthcare Facilities
    Financing Authority, Burdette
    Tomlin Memorial Hospital
    Project, RB
    Callable 07/01/09 @ 101
    5.250%, 07/01/11                          535            571
  New Jersey, Healthcare Facilities
    Financing Authority, Health
    Systems Obligation Group,
    Ser A, RB
    5.000%, 07/01/08                        1,000          1,047
  New Jersey, Healthcare Facilities
    Financing Authority, Palisades
    Medical Center Project, RB,
    ACA Insured
    Callable 07/01/09 @ 101
    4.800%, 07/01/10                          615            638
  New Jersey, Transportation Trust
    Fund Authority, Transportation
    Systems Project, Ser B, RB, MBIA
    Pre-Refunded @ 100 (C)
    5.000%, 12/15/11                        1,810          1,996
  Ocean County, Waste Utilities
    Authority, RB
    5.250%, 01/01/10                        1,910          2,038
  Ocean Township, Sewer Authority,
    Ser B, RB, FGIC
    5.250%, 12/01/09                        1,000          1,090
  Passaic Valley, Sewer Authority,
    Ser F, RB, FGIC
    5.000%, 12/01/12                        1,270          1,402
  Rahway, COP, MBIA
    Callable 02/15/10 @ 101
    5.400%, 02/15/13                          475            518
    5.300%, 02/15/12                          450            491
  South Brunswick, GO, MBIA
    4.000%, 07/01/07                        1,250          1,281
  Southeast Morris County, Water
    Authority, RB, MBIA
    Callable 01/01/11 @ 100
    5.000%, 01/01/13                        1,215          1,309
  Sussex, Municipal Utility Authority,
    RB, FGIC
    5.000%, 12/01/12                        2,000          2,208
  Trenton, GO, AMBAC
    4.000%, 01/15/07                          725            739
  West Orange, GO
    Pre-Refunded @ 100 (C)
    5.450%, 02/15/10                          980          1,081
                                                       ---------
                                                          68,377
                                                       ---------


----------------------------------------------------------------
                                    Face Amount    Market Value
Description                    ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
WYOMING -- 0.8%
  Lincoln County, Pollution Control
    Authority, Exxon Project,
    Ser A, RB (A) (B)
    2.810%, 11/01/14                    $     615      $     615
                                                       ---------
PUERTO RICO -- 4.6%
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                          400            448
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser A,
    GO, XLCA
    5.500%, 07/01/17                          500            586
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO (D)
    5.000%, 07/01/09                           60             65
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO, FGIC
    5.500%, 07/01/16                        1,000          1,178
  Puerto Rico, Municipal Finance
    Agency, Ser B, GO, FSA
    Callable 08/01/09 @ 101
    5.750%, 08/01/12                        1,000          1,120
                                                       ---------
                                                           3,397
                                                       ---------
Total Municipal Bonds
  (Cost $70,094) ($ Thousands)                            72,389
                                                       ---------

CASH EQUIVALENT -- 0.1%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund, Cl A +   104,571            105
                                                       ---------
Total Cash Equivalent
  (Cost $105) ($ Thousands)                                  105
                                                       ---------

Total Investments -- 96.5%
  (Cost $70,199) ($ Thousands) ++                      $  72,494
                                                       =========

Percentages are based on Net Assets of $75,139 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $70,199 ($ Thousands), and the unrealized appreciation and depreciation were $2,350 ($ Thousands) and ($55) ($ Thousands) respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)   Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
ACA   American Capital Access
AMBAC American Municipal Bond Assurance Company
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New Jersey Municipal Bond Fund
May 31, 2005


FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
XLCA  XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New York Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
NEW YORK -- 90.9%
  Buffalo, Ser D, GO, FGIC
    5.250%, 12/15/10                    $     900      $     983
  Cornwall, Central School District,
    GO, FGIC
    5.000%, 10/15/14                          525            587
  Dutchess County, Industrial
    Development Authority, IBM
    Project, RB (A)
    Callable 12/01/09 @ 100
    5.450%, 12/01/29                        1,000          1,085
  Long Island, Power Authority, New
    York Electric Systems Project,
    Ser A, RB, AMBAC
    5.500%, 12/01/08                        1,000          1,082
  Long Island, Power Authority, New
    York Electric Systems Project,
    Ser A, RB, FSA (D)
    5.500%, 12/01/12                        1,500          1,717
    5.500%, 12/01/13                        1,475          1,701
  Long Island, Power Authority, New
    York Electric Systems Project,
    Sub-Ser 8-F, RB, MBIA
    5.000%, 04/01/11                          300            307
  Metropolitan New York,
    Transportation Authority, Ser A,
    RB, FGIC
    Callable 11/15/11 @ 100
    5.250%, 11/15/12                        1,000          1,104
  Metropolitan New York,
    Transportation Authority, Ser A,
    RB, MBIA
    5.000%, 11/15/11                        1,550          1,709
  Metropolitan New York,
    Transportation Authority, Ser C,
    RB, AMBAC
    5.000%, 11/15/13                        1,000          1,114
  Nassau County, Industrial
    Development Authority, Hofstra
    University Project, RB, MBIA
    5.250%, 07/01/10                          475            522
  Nassau County, Interim Finance
    Authority, Second Ser A-1, RB,
    AMBAC
    5.375%, 11/15/14                           75             83
  Nassau County, Interim Finance
    Authority, Second Ser A-1, RB,
    AMBAC
    Pre-Refunded @ 100 (C)
    5.375%, 11/15/11                          175            197
  Nassau County, Ser A, GO, FGIC
    6.000%, 07/01/10                          100            113
  Nassau, Healthcare Facilities
    Authority, RB, FSA
    Pre-Refunded @ 102 (C)
    6.000%, 08/01/09                        1,000          1,134
  New York & New Jersey, Port
    Authority, 85th Ser, RB, AMBAC
    5.200%, 09/01/15                        1,215          1,388
  New York City, Local Assistance
    Project, Ser E, RB
    6.000%, 04/01/14                        1,040          1,214


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York City, Metropolitan
    Transportation Authority, Ser F,
    RB, MBIA
    5.000%, 11/15/10                    $     650      $     711
  New York City, Mount Sinai School
    District, GO, AMBAC
    6.200%, 02/15/14                          500            598
  New York City, Municipal Water
    Finance Authority, Ser F,
    Sub-Ser F-2, RB (A)
    2.870%, 06/15/35                          200            200
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB (D)
    6.000%, 06/15/09                        1,000          1,115
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB,
    AMBAC
    5.875%, 06/15/13                          750            880
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB, FGIC
    6.000%, 06/15/10                        1,000          1,137
  New York City, Ser A, GO
    5.250%, 08/01/08                          500            532
    5.250%, 11/01/09                          250            271
    5.000%, 08/01/09                          500            534
  New York City, Ser B, GO
    7.500%, 02/01/07                           15             15
    7.250%, 08/15/07                          940          1,023
  New York City, Ser B, GO (D)
    7.250%, 08/15/07                           60             66
  New York City, Ser B, GO, FSA
    8.250%, 06/01/07                        1,000          1,102
  New York City, Ser B, GO, XLCA
    7.250%, 08/15/07                          945          1,029
  New York City, Ser B, GO,
    XLCA (D)
    7.250%, 08/15/07                           55             60
  New York City, Ser G, GO
    5.500%, 08/01/09                        1,500          1,631
    5.000%, 08/01/10                        1,000          1,079
  New York City, Ser H , GO, FGIC
    6.000%, 08/01/12                          750            867
  New York City, Ser H, GO
    5.000%, 08/01/13                          840            918
  New York City, Ser H, GO, FGIC
    5.000%, 08/01/15                          750            826
  New York City, Ser I, GO
    5.000%, 08/01/11                          500            542
    5.000%, 08/01/14                        2,500          2,734
  New York City, Ser J, GO
    6.125%, 08/01/11                          340            364
    5.000%, 03/01/12                          500            542
  New York City, Ser M, GO
    5.000%, 04/01/13                          700            762
  New York City, Sub-Ser A-4,
    GO (A) (B)
    2.940%, 08/01/22                          200            200
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser A, RB
    5.500%, 11/01/26                          500            557
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser C, RB
    5.500%, 02/01/09                        1,105          1,198
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New York Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    5.000%, 08/15/11                    $      55      $      58
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Pre-Refunded @ 101 (C)
    5.500%, 02/15/10                        1,000          1,117
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    5.000%, 05/15/08                          305            326
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB (A)
    5.250%, 02/01/29                          750            816
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    6.000%, 11/15/10                          500            572
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser C, RB
    5.500%, 02/01/09                        1,500          1,626
    5.500%, 02/01/10                        1,250          1,376
    5.500%, 02/01/11                        1,000          1,115
  New York City, Transportation
    Facilities Authority, Livingston
    Plaza Project, RB, FSA (D)
    5.400%, 01/01/18                          105            119
  New York City, Transportation
    Facilities Authority, Ser A, COP,
    AMBAC
    5.625%, 01/01/10                          435            482
  New York State, Dormitory
    Authority, Aids Long-Term
    Healthcare Facilities, RB
    5.000%, 11/01/10                        1,500          1,616
  New York State, Dormitory
    Authority, City University System,
    Special Obligation, Ser D,
    RB, FGIC
    5.750%, 07/01/12                        1,000          1,115
  New York State, Dormitory
    Authority, Manhattan College, RB,
    Radian Insured
    5.500%, 07/01/11                          900            997
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser C, RB, FGIC
    5.000%, 02/15/13                          800            881
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser B, RB
    6.500%, 08/15/08                          250            275
    6.500%, 08/15/09                          400            450
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser G, RB,
    AMBAC
    5.250%, 08/15/09                          385            418


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York State, Dormitory
    Authority, Methodist Hospital
    Project, RB (A)
    5.250%, 07/01/11                    $     750      $     817
  New York State, Dormitory
    Authority, New York State
    Department of Health, RB
    5.250%, 07/01/13                          500            559
  New York State, Dormitory
    Authority, New York University
    Project, Ser A, RB, MBIA
    6.000%, 07/01/19                          100            123
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    5.500%, 02/01/09                          300            325
    5.500%, 08/01/09                          500            546
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    Callable 02/01/08 @ 101
    4.400%, 08/01/13                           65             66
  New York State, Dormitory
    Authority, Ryan/Clinton
    Community Health Project, RB
    5.400%, 07/01/09                          250            269
  New York State, Dormitory
    Authority, School Districts
    Financing Program, Ser A,
    RB, MBIA
    5.250%, 10/01/10                          500            552
  New York State, Dormitory
    Authority, Ser B, RB
    Callable 05/15/12 @ 100 (A)
    5.250%, 11/15/23                        2,000          2,199
  New York State, Dormitory
    Authority, Ser B, RB, XLCA (A)
    5.250%, 07/01/32                          750            838
  New York State, Dormitory
    Authority, State Personal Income,
    Ser A, RB
    5.000%, 12/15/10                          740            799
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project, RB,
    AMBAC
    5.250%, 05/15/15                        1,170          1,332
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project, RB,
    MBIA
    6.000%, 05/15/15                        1,000          1,137
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB, FGIC
    7.500%, 05/15/13                          600            771
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB
    5.750%, 06/15/08                            5              5
    5.750%, 06/15/09                            5              6
    5.750%, 06/15/10                           35             39
    5.750%, 06/15/11                          180            206
    5.750%, 06/15/12                          105            121
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New York Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB (D)
    5.750%, 06/15/08                    $      40      $      43
    5.750%, 06/15/09                           40             44
    5.750%, 06/15/11                        1,180          1,349
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, RB, MBIA
    6.000%, 06/15/12                        1,350          1,571
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, Ser B, RB
    5.000%, 11/15/14                        1,000          1,125
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, Ser E, RB
    5.000%, 06/15/14                          750            840
  New York State, Environmental
    Facilities Authority, Revolving
    Funds-Pooled Financing Program,
    Ser B, RB
    5.000%, 11/15/16                        1,000          1,130
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                        1,000          1,095
  New York State, Environmental
    Facilities Authority, State Water
    Project, Ser A, RB (D)
    5.750%, 06/15/08                          340            368
    5.750%, 06/15/09                            5              5
    5.750%, 06/15/11                          640            732
  New York State, GO
    Pre-Refunded @ 101 (C)
    5.200%, 07/15/06                          100            104
  New York State, Housing Finance
    Agency, Ser K, RB
    5.000%, 03/15/10                        1,000          1,075
  New York State, Local Government
    Assistance, Ser A-2, RB
    5.000%, 04/01/10                          500            540
  New York State, Mortgage Agency,
    26th Ser, RB
    5.350%, 10/01/16                          165            165
    5.200%, 04/01/08                          500            516
  New York State, Mortgage Agency,
    Homeowner Mortgage Project,
    Ser 87, RB
    Callable 09/01/09 @ 100
    5.150%, 04/01/17                          335            338
  New York State, Sales Tax Asset
    Receivables Project, Ser A, RB,
    MBIA
    5.000%, 10/15/17                        1,000          1,106
  New York State, Thruway &
    Highway Board, Ser A, RB, FSA
    5.250%, 04/01/11                        1,150          1,276
  New York State, Thruway &
    Highway Board, Ser B, RB, FGIC
    5.250%, 04/01/11                        1,000          1,068
  New York State, Thruway &
    Highway Board, Ser C, MBIA
    5.500%, 04/01/12                          750            851
  New York State, Tobacco
    Settlement Financing, Ser A-1, RB
    Callable 06/01/06 @ 100
    5.250%, 06/01/12                          1,000          1,023


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  New York State, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    6.000%, 05/15/10                    $     750      $     858
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser B, RB
    5.000%, 11/15/09                        1,000          1,078
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser SR, RB (D)
    5.500%, 01/01/12                          545            598
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser X, RB (D)
    6.625%, 01/01/12                        1,160          1,373
  New York State, Urban
    Development, Capital Correctional
    Facilities Project, Ser A, RB, FSA
    6.500%, 01/01/10                          650            744
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser A-1, RB
    5.000%, 12/15/11                          250            273
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser C-1, RB
    5.000%, 03/15/10                          750            809
  New York State, Urban
    Development, Ser A, RB
    5.500%, 01/01/17                        1,500          1,650
    5.250%, 01/01/21                        1,750          1,866
    5.000%, 01/01/09                          500            531
    5.000%, 01/01/17                          450            484
  New York State, Urban
    Development, Ser A, RB, MBIA
    5.250%, 01/01/11                          200            221
  New York State, Urban
    Development, Ser A, RB, XLCA
    5.250%, 01/01/11                        1,000          1,106
  New York State, Urban
    Development, Service Contract,
    RB, FSA
    5.000%, 01/01/15                          500            557
  New York State, Urban
    Development, State Facilities
    Project, RB
    5.750%, 04/01/12                        1,000          1,134
  Troy, Industrial Development
    Authority, Rensselaer Polytechnic
    Institute, Ser A, RB
    5.500%, 09/01/10                          400            439
  Yonkers, Ser E, GO, MBIA
    5.000%, 12/01/10                        1,000          1,087
                                                       ---------
                                                          92,774
                                                       ---------
PUERTO RICO -- 7.2%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                          500            582
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                           10             12
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

New York Municipal Bond Fund
May 31, 2005


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                   ($ Thousands)/Shares ($ Thousands)
----------------------------------------------------------------
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA (D)
    6.250%, 07/01/14                    $     115      $     140
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                          250            280
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB (A)
    5.000%, 07/01/28                        1,000          1,075
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A,
    RB (A) (B)
    5.750%, 08/01/27                        1,850          2,071
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C,
    GO (A)
    6.000%, 07/01/13                        1,000          1,076
    5.000%, 07/01/18                        1,000          1,047
  Puerto Rico Commonwealth, Ser A,
    GO (A)
    5.000%, 07/01/30                        1,000          1,081
                                                       ---------
                                                           7,364
                                                       ---------
VIRGIN ISLANDS -- 0.4%
  Virgin Islands, Public Financing
    Authority, Gross Receipts Taxes,
    Loan Note Project, Ser A, RB
    5.625%, 10/01/10                          400            425
                                                       ---------
Total Municipal Bonds
  (Cost $97,376) ($ Thousands)                           100,563
                                                       ---------

CASH EQUIVALENT -- 0.1%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund, Cl A +    82,470             82
                                                       ---------
Total Cash Equivalent
  (Cost $82) ($ Thousands)                                    82
                                                       ---------

Total Investments -- 98.6%
  (Cost $97,458) ($ Thousands) ++                      $ 100,645
                                                       =========


Percentages are based on Net Assets of $102,065 ($ Thousands).
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $97,458 ($ Thousands), and the unrealized appreciation and depreciation were $3,283 ($ Thousands) and ($96) ($ Thousands) respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D)      Security is escrowed to maturity.
AMBAC    American Municipal Bond Assurance Company
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Company
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series
XLCA     XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
CALIFORNIA -- 88.2%
  ABAG, Financial Authority Not-For-
    Profit, Channing House Project,
    COP
    4.900%, 02/15/09                    $     780      $     817
    4.650%, 02/15/06                          105            105
  ABAG, Financial Authority Not-For-
    Profit, YMCA of San Francisco
    Refinancing Project, Ser A, COP,
    ACA Insured (D)
    4.400%, 10/01/06                          100            102
  California State, Economic
    Development Authority, Ser A, GO
    5.250%, 07/01/12                        6,930          7,727
  California State, Economic
    Development Authority, Ser A,
    GO, MBIA
    5.250%, 07/01/13                        2,000          2,255
  California State, Economic
    Development Authority, Ser C-5,
    RB (A)
    2.860%, 07/01/23                        1,310          1,310
  California State, GO
    5.250%, 02/01/11                        7,000          7,730
    5.250%, 02/01/18                        2,000          2,259
    5.000%, 04/01/10                        3,000          3,251
    5.000%, 04/01/12                       10,000         10,912
    4.750%, 09/01/12                        1,000          1,081
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                        4,000          4,445
  California State, GO, FGIC
    4.250%, 09/01/08                          500            521
  California State, GO, MBIA
    6.000%, 02/01/10                        1,100          1,236
    5.500%, 04/01/10                        1,000          1,108
  California State, Infrastructure &
    Economic Development Authority,
    Bay Area Toll Bridges Project,
    Ser A, RB, FSA
    5.000%, 07/01/11                        2,000          2,207
  California State, Infrastructure &
    Economic Development Authority,
    Workers Compensation Relief
    Project, Ser A, RB, AMBAC
    5.250%, 10/01/13                        4,900          5,561
  California State, Public Works
    Board, Department of Corrections
    State Prison Project, Ser E,
    RB, MBIA
    6.000%, 06/01/10                        1,500          1,691
  California State, Public Works
    Board, Department of General
    Services, Butterfield Street
    Project, Ser A, RB
    5.000%, 06/01/15                        1,000          1,095
  California State, Public Works
    Board, UCLA Replacement
    Hospital Project, Ser A, RB, FSA
    4.750%, 10/01/09                        1,930          2,060
  California State, Resources
    Efficiency Financing Authority,
    Capital Improvements Program,
    COP, AMBAC
    6.000%, 04/01/09                        1,420          1,574


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  California State, Union Elementary
    School District, Ser B, GO, FGIC
    Pre-Refunded @ 100 (C)
    5.375%, 09/01/12                    $   1,000      $   1,140
  California State, Water Department,
    Central Valley Project, Ser Z, RB,
    FGIC
    5.000%, 12/01/10                        2,470          2,709
  California State, Water Department,
    Ser A, RB, MBIA
    5.250%, 05/01/09                        6,000          6,488
  California Statewide, Communities
    Development Authority,
    Huntington Memorial Hospital, RB
    5.000%, 07/01/15                        2,860          3,110
  California Statewide, Communities
    Development Authority, Redlands
    Community Hospital, Ser A, RB
    5.000%, 04/01/14                        1,000          1,079
  Corona-Norco, Unified School
    District, Capital Appreciation
    Project, Ser B, GO, FSA (E)
    5.500%, 09/01/12                        1,005            773
    5.600%, 09/01/13                        1,000            731
  Del Mar, Race Track Authority, RB
    Callable 08/15/06 @ 102
    6.000%, 08/15/08                        1,000          1,044
  Fairfield, Housing Authority,
    Creekside Estates Mobile Homes
    Project, RB
    5.150%, 09/01/07                          220            219
    5.050%, 09/01/06                          265            264
  Fairfield, Water Authority, RB, FSA
    5.000%, 04/01/15                        2,090          2,333
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    5.100%, 10/01/09                          360            381
    4.900%, 10/01/07                        1,345          1,389
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    Callable 10/01/09 @ 101
    5.200%, 10/01/10                        1,615          1,727
  Fresno, Joint Powers Finance
    Authority, RB, AMBAC
    Callable 08/01/10 @ 102
    5.500%, 08/01/15                        1,445          1,639
  Hacienda La Puente, Capital
    Appreciation, Ser A, GO,
    MBIA (E)
    5.450%, 08/01/15                        1,200            790
  Huntington Beach, Unified School
    District, Election 2004 Project,
    GO, FSA
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                        1,165          1,293
  Intermodal, Container Transfer
    Facility, Joint Powers Authority,
    Ser A, RB, AMBAC
    5.000%, 11/01/10                        1,465          1,609
  Lodi, Electric Systems Authority,
    Capital Appreciation, Ser B,
    COP, MBIA
    Pre-Refunded @ 90.35 (C) (E)
    5.715%, 01/15/09                        1,000            799


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Los Angeles, Community
    Redevelopment Authority,
    Cinerama Dome Public Parking
    Project, RB, ACA Insured (B)
    4.700%, 07/01/05                    $     510      $     511
    4.700%, 07/01/06                          505            506
  Los Angeles, Sonnelblick Del Rio
    West, COP, AMBAC
    5.375%, 11/01/10                        2,130          2,367
  Los Angeles, Unified School District,
    GO, MBIA
    5.500%, 07/01/11                        2,000          2,262
  Los Angeles, Unified School District,
    Ser A, GO, MBIA
    5.000%, 07/01/10                        1,000          1,093
  Los Angeles, Wastewater System,
    RB, FSA
    Callable 06/01/13 @ 100
    5.000%, 06/01/14                        2,970          3,282
  Los Angeles, Water & Power
    Authority, Ser A, RB, MBIA
    5.000%, 07/01/11                        2,500          2,759
  North Orange County, Community
    College District, Election of 2002
    Project, Ser B, GO, FGIC
    Pre-Refunded @ 100 (C)
    5.000%, 08/01/14                        1,250          1,405
  Northern California, Public Power
    Agency, Ser A, RB, MBIA
    5.850%, 07/01/10                        2,140          2,418
  Ontario, Redevelopment Financing
    Authority, Center City & Cimarron
    Project No. 1, RB, MBIA
    5.000%, 08/01/11                        1,270          1,403
  Orange County, Water District
    Authority, Ser B, COP, MBIA
    4.500%, 08/15/13                        1,350          1,453
  Pasadena, Unified School District,
    GO, FGIC
    5.000%, 11/01/13                        2,000          2,235
  Rancho Cucamonga,
    Redevelopment Agency, Ranch
    Redevelopment Project, Ser A,
    TA, AMBAC
    Callable 09/01/14 @ 100
    5.000%, 09/01/15                        2,000          2,212
  Redwood City, Elementary School
    District, GO, FGIC
    5.000%, 08/01/15                        2,275          2,548
  Richmond, Joint Powers Finance
    Authority, Port Terminal Lease
    Project, RB, ACA Insured
    4.350%, 06/01/06                        1,100          1,111
    4.250%, 06/01/05                          585            585
  Riverside County, Public Financing
    Authority, COP
    5.400%, 05/15/09                        3,800          3,995
  Riverside, Electric Authority,
    RB, FSA
    Callable 10/01/11 @ 101
    5.250%, 10/01/13                        2,485          2,783
  Sacramento, Municipal Utility
    District, Ser S, RB, MBIA
    5.000%, 11/15/13                        1,400          1,566
  San Buenaventura, Ser B, COP,
    AMBAC
    5.000%, 01/01/11                        1,385          1,517
    5.000%, 01/01/12                        1,455          1,604


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  San Diego County, Burnham
    Institute Project, COP
    5.150%, 09/01/06                    $     900      $     888
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, RB
    5.450%, 09/01/09                          175            184
    5.350%, 09/01/08                          175            182
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, TA
    5.000%, 09/01/13                        1,300          1,435
  San Diego, Unified School District,
    Election 1998 Project, Ser E-1,
    GO, MBIA
    Callable 07/01/14 @ 102
    5.000%, 07/01/15                        3,000          3,356
  San Diego, Unified School District,
    Election of 1998 Project, Ser B,
    GO, MBIA
    6.050%, 07/01/18                        2,650          3,256
  San Francisco Bay Area,
    Transportation Finance Authority,
    Bridge Toll Project, RB,
    ACA Insured
    5.750%, 02/01/07                        2,725          2,822
    5.000%, 02/01/06                          500            505
  San Francisco, State University
    Foundation, Student Housing
    Project, RB, ACA Insured
    4.500%, 07/01/07                          265            270
    4.400%, 07/01/06                          425            430
  San Joaquin County, Capital
    Facilities Project, COP, MBIA
    5.500%, 11/15/13                        1,000          1,155
  San Joaquin Hills, Transportation
    Authority, RB (D) (E)
    5.340%, 01/01/09                        2,000          1,780
  Santa Fe Springs, Community
    Development Authority, Ser A,
    TA, MBIA
    5.000%, 09/01/10                        1,950          2,131
  Santa Monica, Malibu School
    District, GO, FGIC
    5.250%, 08/01/11                        2,095          2,318
  Southern California, Public Power
    Authority, San Juan Unit No. 3,
    Ser A, RB, FSA
    5.375%, 01/01/10                        1,000          1,098
  Stockton, Essential Services
    Building/Parking Facility, COP
    5.000%, 08/01/09                          280            296
    4.800%, 08/01/07                          155            160
  Sunnyvale, Water Financing
    Authority, RB, AMBAC
    Callable 10/01/11 @ 100
    5.250%, 10/01/13                        1,595          1,773
  Temecula Valley, Unified School
    District, GO, FSA
    5.250%, 08/01/15                        1,065          1,215
  University of California, Ser A, RB,
    AMBAC
    5.000%, 05/15/11                        5,000          5,506
  Val Verde, Unified School District,
    COP, FGIC
    5.000%, 01/01/14                          500            552


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

--------------------------------------------------------------------------------

Schedule of Investments (unaudited)

California Municipal Bond Fund
May 31, 2005


-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                      ($ Thousands/Shares)  ($ Thousands)
-------------------------------------------------------------------
  Val Verde, Unified School District,
    COP, FGIC
    Callable 01/01/15 @ 100
    5.250%, 01/01/16                    $   1,000      $   1,124
  Ventura County, Public Financing
    Authority, COP, FSA
    Callable 08/15/09 @ 100
    5.250%, 08/15/14                        3,550          3,894
  Washington Township, Healthcare
    Project, RB
    4.400%, 07/01/06                        1,010          1,022
                                                       ---------
                                                         165,531
                                                       ---------
GUAM -- 0.6%
  Guam, Ser A, GO, FSA
    5.500%, 12/01/10                        1,000          1,112
                                                       ---------
PUERTO RICO -- 8.9%
  Puerto Rico Commonwealth,
    Aqueduct & Sewer Authority, RB
    6.250%, 07/01/12                        2,000          2,328
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser W, RB, MBIA
    5.500%, 07/01/13                        3,400          3,919
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser X, RB, FSA
    5.500%, 07/01/15                        1,490          1,741
  Puerto Rico Commonwealth, Public
    Improvements Authority,
    GO, MBIA
    5.250%, 07/01/12                        2,000          2,248
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO (D)
    5.000%, 07/01/09                          115            124
  Puerto Rico, Electric Power
    Authority, Ser KK, RB
    5.000%, 07/01/10                        2,800          3,009
    5.000%, 07/01/11                        1,000          1,103
  Puerto Rico, Municipal Finance
    Agency, Ser A, RB, FSA
    4.500%, 08/01/10                        1,000          1,066
  Puerto Rico, Public Buildings
    Authority, Government Facilities
    Project, Ser C, RB
    5.500%, 07/01/16                        1,000          1,172
                                                       ---------
                                                          16,710
                                                       ---------
WYOMING -- 0.2%
  Lincoln County, Pollution Control
    Authority, Exxon Project,
    Ser A, RB (A)
    2.810%, 11/01/14                          480            480
                                                       ---------
Total Municipal Bonds
  (Cost $176,447) ($ Thousands)                          183,833
                                                       ---------


--------------------------------------------------------------------
                                      Face Amount     Market Value
Description                     ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------
TAX EXEMPT CORPORATE BOND -- 1.1%
COLORADO -- 1.1%
  San Manuel Entertainment (F)
    4.500%, 12/01/16                    $   2,000      $   2,008
                                                       ---------
Total Tax Exempt Corporate Bond
  (Cost $2,000) ($ Thousands)                              2,008
                                                       ---------

CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 45,225             45
                                                       ---------
Total Cash Equivalent
  (Cost $45) ($ Thousands)                                    45
                                                       ---------

Total Investments -- 99.0%
  (Cost $178,492) ($ Thousands) ++                     $ 185,886
                                                       =========


Percentages are based on Net Assets of $187,714 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.
++ At May 31, 2005, the tax basis cost of the Fund's investments was $178,492 ($ Thousands), and the unrealized appreciation and depreciation were $7,425 ($ Thousands) and ($31) ($ Thousands), respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2005. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D)      Security is escrowed to maturity.
(E) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On May 31, 2005, the value of this security amounted to $2,008 ($ Thousands), representing 1.1% of the net assets of the Fund.
ABAG     Association of Bay Area Governments
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
RB       Revenue Bond
Ser      Series
TA       Tax Allocation

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Tax Exempt Trust


By (Signature and Title)*           \s\ Edward D. Loughlin
                                    --------------------------------------------
                                    Edward D. Loughlin, President & CEO

Date July 26, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           \s\ Peter (Pedro) A. Rodriguez
                                    --------------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date July 26, 2005